                               NEUBERGER BERMAN





Neuberger Berman
EQUITY TRUST -Registered Trademark-

NYCDC Socially Responsive Trust

ANNUAL REPORT
August 31, 1999

TABLE OF CONTENTS


    THE FUND

    CHAIRMAN'S LETTER        A-4

    PORTFOLIO COMMENTARY     A-5

    GROWTH OF A DOLLAR
    CHART                    B-1
      COMPARISON OF A
      $10,000 INVESTMENT

    FINANCIAL STATEMENTS     B-2

    FINANCIAL HIGHLIGHTS     B-8
      PER SHARE DATA

    REPORT OF INDEPENDENT
    ACCOUNTANTS             B-10

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS  C-1
      TOP TEN EQUITY
      HOLDINGS

    FINANCIAL STATEMENTS     C-4

    FINANCIAL HIGHLIGHTS    C-10

    REPORT OF INDEPENDENT
    ACCOUNTANTS             C-11

    DIRECTORY                D-1

    OFFICERS AND TRUSTEES    D-2

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER                                                October 1, 1999

Dear Fellow Shareholder,
  In the summer of 1998, the sky appeared to be falling. Southeast Asian economies had collapsed, Russia was imploding, and Latin America seemed to be on the brink of financial disaster. Many investors feared that even the mighty U.S. economy would falter, and they began dumping stocks indiscriminately.
  At Neuberger Berman, we urged patience. We worked hard to assess the potential consequences of overseas economic troubles on our own economy. We came to the conclusion that things were not as bad as they seemed and opined that the drop in the U.S. stocks should be viewed as a long-term buying opportunity. In my letter in last year's Annual Report, I asked the rhetorical question, "Is this the time to abandon equities?" and answered, "We think not." This turned out to be good advice, as stocks rallied through most of fiscal 1999.
  Where do we go from here? Over the near term, we can't predict. A positive outlook for the U.S. and global economy must be tempered by concern that domestic equities valuations are quite high by historical yardsticks. We believe the only predictable thing in the financial markets is that vigorous investment research and disciplined portfolio management can enhance long-term returns.
  Sadly, this will be my last letter to you as Chairman of Neuberger Berman Equity Funds. After thirty-nine years in the investment business, the last twenty-five at Neuberger Berman, I am retiring. Although I will continue to serve as a consultant to the company, I will miss the daily contact with all my colleagues at Neuberger Berman and the opportunity to share my thoughts with you. I leave with pride and confidence, however, that the Neuberger Berman legacy lives on. Your assets remain in the hands of wise and experienced managers.

Sincerely,

/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger Berman Equity Trust

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust
  For the six and twelve month periods concluding August 31, 1999, the NYCDC Socially Responsive Trust gained 10.13% and 37.76%, respectively, compared to the Standard & Poor's 500 Index's 7.29% and 39.82% returns over the same time periods (see page B-1 for comparison of a $10,000 investment and average annual total returns as of August 31, 1999).*
  Value reasserted itself in the second half of fiscal 1999, boosting the performance of our portfolio to levels competitive with the growth-stock dominated S&P 500. Beginning in April, value-oriented sectors including basic materials, energy, capital goods, and industrial and consumer cyclicals rallied strongly from severely depressed levels. Concurrently, high priced growth sectors such as branded consumer goods, pharmaceutical companies, and some of the technology high flyers began to fade.
  Is this the beginning of a true value renaissance or only a temporary change in the growth stock dominance of recent years? Investor behavior is impossible to predict. However, based on historical valuation benchmarks, value stocks are still fundamentally cheap and growth stocks are still rather richly priced. Perhaps more importantly, if the U.S. economy keeps growing at a decent pace and the rest of the world regains some momentum, we expect economically sensitive companies in the value camp to continue to enjoy very favorable earnings comparisons. We are not suggesting growth stock investing won't continue to be rewarding. However, we do anticipate a broader market in which value stocks will provide much more competitive returns.
  We enjoyed generous returns from our technology holdings in fiscal 1999. This was not accomplished by owning market darlings with high price-to-earnings ratios, but rather from our positions in more reasonably priced technology stocks including Unisys, Intel, and Hewlett Packard. Our success in these stocks reaffirms our belief that we can generate attractive returns in the technology sector without sacrificing our value principles. Biotechnology investments Biogen and Alza also performed quite well.

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd)

  Our energy holdings, most notably, oil service company Cooper Cameron, contributed to portfolio returns, as energy prices rebounded from 1998 lows. Tyco International, a diversified industrial company with a terrific acquisition record, and consumer electronics retailer Circuit City made our Top Ten performance list this year (based on contribution to overall return).
  Our two primary sector disappointments were financial stocks and utilities -- both interest rate sensitive groups that sold off as interest rates trended higher this summer. If rates continue to rise, financial stocks may come under more selling pressure. However, if interest rates stabilize around current levels, we expect financial company earnings to remain relatively strong. With high quality financial companies now trading at just about half the S&P 500's price-to-earnings ratio, we view them as outstanding long term investment bargains. We are less optimistic regarding the prospects for utilities and consequently, have eliminated them from the portfolio.
  As is our custom, we will highlight two socially responsive portfolio companies we believe have excellent investment potential: Valassis Communications and Hewlett Packard. Please be advised these are examples of our investment philosophy at work, not recommendations and we may sell these stocks without notice if circumstances change. Valassis Communications produces the coupons accompanying your Sunday newspaper. It's a niche business with only one major competitor (NewsCorp). We bought Valassis when it was trading at about 12 times earnings and even after an excellent year, it is still trading at 18.5 times next year's estimates -- a discount to the S&P 500's multiple. Named by Fortune Magazine as one of the 100 best places to work, Valassis' commitment to the well being of its employees is clearly demonstrated by the fact the company highlights its progressive workplace policies in its standard presentations to Wall Street analysts. Good company, good investment value, good corporate citizen.

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd)

  Via an upcoming spin-off, Hewlett Packard is separating its measurement instrument division from its computer and imaging businesses. We believe this will help investors focus on HP's strengths, most notably its computer printer business, which boasts a dominant market share. We believe when the spin-off is completed, investors will value the sum of the parts higher than the current price of the whole. Despite excellent performance this year, Hewlett Packard still trades at a modest price-to-earnings discount to the market. In addition, HP is a socially responsive role model for corporate America. It is one of the largest companies led by a woman CEO. In addition to the progressive work-place policies that earned HP's designation as one of the 100 Best Places to Work, the company also gets good corporate citizenship grades for its environmentally friendly product recycling programs.
  In closing, although we are stock-specific investors, we also monitor overall portfolio characteristics to ensure that we are well within the bounds of our value discipline. The analysis at the close of this reporting period reveals that the portfolio's price-to-earnings, price-to-cash flow, and price-to-book value ratios are all below the S&P 500's.

Sincerely,

/s/ Janet W. Prindle

Janet Prindle
PORTFOLIO MANAGER

*The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change. Socially Responsive Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 Past performance is no guarantee of future results.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                NYCDC Socially Responsive Trust  S&P 500(2)
1 Year                                                  +37.76%     +39.82%
5 year                                                  +20.13%     +25.11%
Life of Fund                                            +18.71%     +23.49%
                                NYCDC Socially Responsive Trust     S&P 500
3/14/94                                                 $10,000     $10,000
8/31/94                                                 $10,225     $10,345
1995                                                    $12,163     $12,561
1996                                                    $14,750     $14,909
1997                                                    $19,647     $20,981
1998                                                    $18,567     $22,677
1999                                                    $25,579     $31,706

   The inception date of Neuberger Berman NYCDC Socially Responsive Trust is 3/14/94.
   Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse NYCDC Socially Responsive Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses which, in the aggregate, exceed 0.60% per annum of NYCDC Socially Responsive Trust's average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such reimbursement, the average annual total returns of the Trust would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                August
                                                                  31,
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                          1999
                                                               ---------
ASSETS
      Investment in Portfolio, at value (Note A)               $253,115
      Receivable from administrator -- net (Note B)                   6
                                                               ---------
                                                                253,121
                                                               ---------
LIABILITIES
      Payable for Trust shares redeemed                             105
      Accrued expenses                                               41
                                                               ---------
                                                                    146
                                                               ---------
NET ASSETS at value                                            $252,975
                                                               ---------

NET ASSETS consist of:
      Par value                                                $     13
      Paid-in capital in excess of par value                    165,031
      Accumulated undistributed net investment income             1,401
      Accumulated net realized gains on investment               17,071
      Net unrealized appreciation in value of investment         69,459
                                                               ---------
NET ASSETS at value                                            $252,975
                                                               ---------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)             12,783
                                                               ---------

NET ASSET VALUE, offering and redemption price per share         $19.79
                                                               ---------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                 For the
                                                                  Year
                                                                  Ended
                                                                 August
                                                                   31,
(000'S OMITTED)                                                   1999
                                                                ---------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)                    $ 2,864
                                                                ---------
    Expenses:
      Administration fee (Note B)                                    117
      Shareholder reports                                             44
      Legal fees                                                      20
      Shareholder servicing agent fees                                17
      Custodian fees                                                  10
      Auditing fees                                                    8
      Trustees' fees and expenses                                      6
      Amortization of deferred organization and initial
        offering expenses (Note A)                                     5
      Registration and filing fees                                     4
      Miscellaneous                                                    4
      Expenses from Portfolio (Notes A & B)                        1,388
                                                                ---------
        Total expenses                                             1,623
      Expenses reimbursed by administrator and reduced by
        custodian fee expense offset arrangement (Note B)           (221)
                                                                ---------
        Total net expenses                                         1,402
                                                                ---------
        Net investment income                                      1,462
                                                                ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM PORTFOLIO
  (NOTE A)
    Net realized gain on investment securities                    17,268
    Change in net unrealized appreciation of investment
      securities                                                  50,845
                                                                ---------
        Net gain on investments from Portfolio (Note A)           68,113
                                                                ---------
        Net increase in net assets resulting from operations     $69,575
                                                                ---------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                      For the
                                                                        Year
                                                                       Ended
                                                                     August 31,
(000'S OMITTED)                                                  1999          1998
                                                               ----------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                      $  1,462      $  1,999
    Net realized gain on investments from Portfolio
      (Note A)                                                   17,268        21,314
    Change in net unrealized appreciation of investments
      from Portfolio (Note A)                                    50,845       (34,977)
                                                               ----------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 69,575       (11,664)
                                                               ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (1,994)       (1,260)
    Net realized gain on investments                            (18,879)       (9,382)
                                                               ----------------------
    Total distributions to shareholders                         (20,873)      (10,642)
                                                               ----------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                    40,654        48,075
    Proceeds from reinvestment of dividends and
      distributions                                              20,873        10,642
    Payments for shares redeemed                                (43,924)      (38,604)
                                                               ----------------------
    Net increase from Trust share transactions                   17,603        20,113
                                                               ----------------------
NET INCREASE (DECREASE) IN NET ASSETS                            66,305        (2,193)

NET ASSETS:
    Beginning of year                                           186,670       188,863
                                                               ----------------------
    End of year                                                $252,975      $186,670
                                                               ----------------------
    Accumulated undistributed net investment income at end
      of year                                                  $  1,401      $  1,909
                                                               ----------------------
NUMBER OF TRUST SHARES:
    Sold                                                          2,175         2,554
    Issued on reinvestment of dividends and distributions         1,147           619
    Redeemed                                                     (2,377)       (2,052)
                                                               ----------------------
    Net increase in shares outstanding                              945         1,121
                                                               ----------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Equity Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman NYCDC Socially Responsive Trust (the "Fund") is a separate operating series of Neuberger Berman Equity Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Neuberger Berman Socially Responsive Portfolio of Equity Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (63.74% at August 31, 1999). The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) TAXES: The Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Income dividends and distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund were fully amortized as of August 31, 1999.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.05% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see
Note B of Notes to Financial Statements of the Portfolio).
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended August 31, 1999, such excess expenses amounted to $220,269.
   As of August 31, 1999, all of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Portfolio and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan had agreed to reimburse the Portfolio for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $129 and $290.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended August 31, 1999, additions and reductions in the Fund's investment in the Portfolio amounted to $24,690,000 and $27,817,000, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          NYCDC Socially Responsive Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                                 For the Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                              --------------------------------------------------------------------
Net Asset Value, Beginning of Year                             $15.77         $17.62         $14.42         $12.27         $10.43
                                                              --------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                         .12            .17            .17            .14            .13
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                 5.68          (1.06)          4.38           2.44           1.82
                                                              --------------------------------------------------------------------
      Total From Investment Operations                           5.80           (.89)          4.55           2.58           1.95
                                                              --------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                       (.17)          (.16)          (.16)          (.12)          (.11)
    Distributions (from net capital gains)                      (1.61)          (.80)         (1.19)          (.31)            --
                                                              --------------------------------------------------------------------
      Total Distributions                                       (1.78)          (.96)         (1.35)          (.43)          (.11)
                                                              --------------------------------------------------------------------
Net Asset Value, End of Year                                   $19.79         $15.77         $17.62         $14.42         $12.27
                                                              --------------------------------------------------------------------
Total Return(2)                                                +37.76%         -5.49%        +33.20%        +21.27%        +18.95%
                                                              --------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                      $253.0         $186.7         $188.9         $125.6         $ 88.5
                                                              --------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(3)              .60%           .60%           .60%           .60%            --
                                                              --------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(4)                .60%           .60%           .60%           .60%           .60%
                                                              --------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets          .63%           .92%          1.11%          1.06%          1.26%
                                                              --------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                          For the Year Ended August 31,
                                                1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------
Net Expenses                                     .69%       .70%       .73%       .80%       .85%
                                               ----------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Neuberger Berman Equity Trust and
Shareholders of Neuberger Berman NYCDC Socially Responsive Trust

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NYCDC Socially Responsive Trust (the "Trust") at August 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 8, 1999

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Intel Corp.                                     3.3%
 2.  Biogen, Inc.                                    3.3%
 3.  Unisys Corp.                                    3.2%
 4.  Hewlett-Packard                                 3.2%
 5.  Citigroup Inc.                                  3.1%
 6.  Tyco International                              3.1%
 7.  MCI WorldCom                                    2.9%
 8.  ALZA Corp.                                      2.8%
 9.  True North Communications                       2.7%
10.  Circuit City Stores                             2.7%

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                  -------------
COMMON STOCKS (93.9%)
ADVERTISING (2.7%)
  330,000  True North Communications         $  10,869
                                             ---------
AUTOMOTIVE (1.6%)
  137,200  Borg-Warner Automotive                6,500
                                             ---------
CHEMICALS (1.3%)
  100,000  Minerals Technologies                 4,950
                                             ---------
CONSUMER GOODS & SERVICES (2.2%)
  150,000  Kimberly-Clark                        8,541
                                             ---------
DIVERSIFIED (3.1%)
  120,000  Tyco International                   12,157
                                             ---------
ENERGY (2.3%)
  100,000  Chevron Corp.                         9,225
                                             ---------
ENTERTAINMENT (2.0%)
  350,000  Fox Entertainment Group               8,072(2)
                                             ---------
FINANCIAL SERVICES (9.8%)
  150,000  Ambac Financial Group                 7,922
  276,750  Citigroup Inc.                       12,298
  275,000  Conseco, Inc.                         6,600
  200,000  Dun & Bradstreet                      5,238

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
  100,000  Fannie Mae                        $   6,212
    9,300  Goldman Sachs                           556
                                             ---------
                                                38,826
                                             ---------
FURNISHINGS (2.2%)
  400,000  Leggett & Platt                       8,850
                                             ---------
HEALTH CARE (15.8%)
  220,000  ALZA Corp.                           11,082(2)
  170,000  Biogen, Inc.                         13,047(2)
  260,000  Invacare Corp.                        4,859
   90,000  Johnson & Johnson                     9,203
  220,000  McKesson HBOC                         6,848
  135,000  Warner-Lambert                        8,944
  118,000  Wellpoint Health Networks             8,599(2)
                                             ---------
                                                62,582
                                             ---------
HOSPITAL SUPPLIES (2.4%)
  200,000  C. R. Bard                            9,325
                                             ---------
INSURANCE (3.7%)
  380,000  ESG Re                                5,130
  210,000  ReliaStar Financial                   9,463
                                             ---------
                                                14,593
                                             ---------
OIL & GAS (4.3%)
  220,000  Anadarko Petroleum                    7,480
  230,000  Cooper Cameron                        9,574(2)
                                             ---------
                                                17,054
                                             ---------
PAPER & FOREST PRODUCTS (2.2%)
  238,000  Mead Corp.                            8,880
                                             ---------
PUBLISHING & BROADCASTING (2.5%)
  225,000  Valassis Communications               9,844
                                             ---------
RECYCLING (0.7%)
  187,500  IMCO Recycling                        2,941
                                             ---------
RETAIL GROCERY (1.7%)
  140,000  Albertson's Inc.                      6,711
                                             ---------
RETAIL STORES (6.1%)
  250,000  Circuit City Stores                  10,750
  120,000  Dayton Hudson                         6,960
  145,000  Federated Department Stores           6,670(2)
                                             ---------
                                                24,380
                                             ---------
RETAILING (2.0%)
  179,000  Wal-Mart Stores                       7,932
                                             ---------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------

          Socially Responsive Portfolio (Cont'd)

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
TECHNOLOGY (17.9%)
  374,000  Compaq Computer                   $   8,672
  150,000  Electronic Data Systems               8,419
  120,000  Hewlett-Packard                      12,645
  160,000  Intel Corp.                          13,150
  400,000  Quantum Corp. - DLT & Storage
            Systems                              7,325(2)
  200,000  Quantum Corp. - Hard Disk
            Drive                                1,425(2)
  300,000  Unisys Corp.                         12,900(2)
  140,000  Xerox Corp.                           6,685
                                             ---------
                                                71,221
                                             ---------
TELECOMMUNICATIONS (3.7%)
  150,000  MCI WorldCom                         11,363(2)
  503,200  Metromedia International Group        3,176
                                             ---------
                                                14,539
                                             ---------
TRANSPORTATION (2.1%)
  140,000  AMR Corp.                             8,208(2)
                                             ---------
WASTE MANAGEMENT (1.6%)
  350,000  Azurix Corp.                          6,497(2)
                                             ---------
           TOTAL COMMON STOCKS (COST
            $274,738)                          372,697
                                             ---------
Principal
 Amount
---------
U.S. GOVERNMENT AGENCY SECURITIES (2.3%)
$4,000,000 Fannie Mae, Discount Notes,
            5.15%, due 9/3/99                    3,999
5,000,000  Freddie Mac, Discount Notes,
            5.18% & 5.23%, due 9/9/99 &
            9/10/99                              4,994
                                             ---------
           TOTAL U.S. GOVERNMENT AGENCY
            SECURITIES (COST $8,993)             8,993(3)
                                             ---------
                                              Market
                                             Value(1)
Principal                                     (000's
 Amount                                      omitted)
---------                                    ---------
REPURCHASE AGREEMENTS (2.1%)
$8,370,000 State Street Bank and Trust
            Co. Repurchase Agreement,
            5.25%, due 9/1/99, dated
            8/31/99, Maturity Value
            $8,371,221, Collateralized by
            $8,495,000 U.S. Treasury
            Notes, 5.625%, due 5/15/01
            (Collateral Value $8,621,966)
             (COST $8,370)                   $   8,370(3)
                                             ---------
SHORT-TERM INVESTMENTS (0.6%)
  100,000  Community Capital Bank, 4.05%,
            due 9/29/99                            100
  100,000  Self Help Credit Union, 4.71%,
            due 11/24/99                           100
2,340,353  N&B Securities Lending Quality
            Fund, LLC                            2,340
                                             ---------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $2,540)                        2,540(3)
                                             ---------
           TOTAL INVESTMENTS (98.9%)
            (COST $294,641)                    392,600(4)
           Cash, receivables and other
            assets, less liabilities
            (1.1%)                               4,513
                                             ---------
           TOTAL NET ASSETS (100.0%)         $ 397,113
                                             ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Socially Responsive Portfolio
1) Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolio values all other securities by a method the trustees of Equity Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) The cost of investments for U.S. Federal income tax purposes was $294,682,000. At August 31, 1999, gross unrealized appreciation of investments was $115,095,000 and gross unrealized depreciation of investments was $17,177,000, resulting in net unrealized appreciation of $97,918,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                August
                                                                  31,
(000'S OMITTED)                                                  1999
                                                               ---------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments                $392,600
      Receivable for securities sold                              6,779
      Dividends and interest receivable                             758
      Prepaid expenses and other assets                              10
                                                               ---------
                                                                400,147
                                                               ---------
LIABILITIES
      Payable for collateral on securities loaned (Note A)        2,340
      Accrued expenses                                              509
      Payable to investment manager (Note B)                        185
                                                               ---------
                                                                  3,034
                                                               ---------
NET ASSETS Applicable to Investors' Beneficial Interests       $397,113
                                                               ---------

NET ASSETS consist of:
      Paid-in capital                                          $299,154
      Net unrealized appreciation in value of investment
        securities                                               97,959
                                                               ---------
NET ASSETS                                                     $397,113
                                                               ---------
*Cost of investments                                           $294,641
                                                               ---------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                 For the
                                                                Year Ended
                                                                August 31,
(000'S OMITTED)                                                   1999
                                                                ----------
INVESTMENT INCOME
    Income:
      Dividend income                                            $  3,639
      Interest income                                                 775
                                                                ----------
        Total income                                                4,414
                                                                ----------
    Expenses:
      Investment management fee (Note B)                            1,956
      Custodian fees (Note B)                                         109
      Auditing fees                                                    34
      Legal fees                                                       18
      Accounting fees                                                  10
      Trustees' fees and expenses                                       9
      Insurance expense                                                 4
      Amortization of deferred organization and initial
        offering expenses (Note A)                                      4
                                                                ----------
        Total expenses                                              2,144
      Expenses reduced by custodian fee expense offset
        arrangement (Note B)                                           (1)
                                                                ----------
        Total net expenses                                          2,143
                                                                ----------
        Net investment income                                       2,271
                                                                ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities sold                22,484

    Change in net unrealized appreciation of investment
      securities                                                   81,446
                                                                ----------
        Net gain on investments                                   103,930
                                                                ----------
        Net increase in net assets resulting from operations     $106,201
                                                                ----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                      For the
                                                                     Year Ended
                                                                     August 31,
(000'S OMITTED)                                                  1999          1998
                                                               ----------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                      $  2,271      $  2,863
    Net realized gain on investments                             22,484        26,331
    Change in net unrealized appreciation of investments         81,446       (50,773)
                                                               ----------------------
    Net increase (decrease) in net assets resulting from
      operations                                                106,201       (21,579)
                                                               ----------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                    53,231        71,633
    Reductions                                                  (45,169)      (23,485)
                                                               ----------------------
    Net increase in net assets resulting from transactions
      in investors' beneficial interests                          8,062        48,148
                                                               ----------------------
NET INCREASE IN NET ASSETS                                      114,263        26,569

NET ASSETS:
    Beginning of year                                           282,850       256,281
                                                               ----------------------
    End of year                                                $397,113      $282,850
                                                               ----------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1999
----------------------------------------------------------------------
          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Socially Responsive Portfolio (the "Portfolio") is a separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) ORGANIZATION EXPENSES: Organization expenses incurred by the Portfolio were fully amortized as of August 31, 1999.
6) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

7) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes security loans. The Portfolio will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of its investors from qualifying as a regulated investment company. The Portfolio entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Portfolio receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Portfolio invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Portfolio receives a fee, payable monthly, negotiated by the Portfolio and Morgan, based on the number and duration of the lending transactions. At August 31, 1999, the value of the securities loaned and the value of the collateral were $2,294,000 and $2,340,000, respectively.
8) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next
$500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   As of August 31, 1999, all of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio.

Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Portfolio and Morgan, Morgan had agreed to reimburse the Portfolio for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $200 and $448.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended August 31, 1999, there were purchase and sale transactions (excluding short-term securities) of $186,150,000 and $182,832,000, respectively.
   During the year ended August 31, 1999, brokerage commissions on securities transactions amounted to $485,000, of which Neuberger received $330,000, and other brokers received $155,000.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                                 For the Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                              --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                             .59%           .60%           .63%           .65%            --
                                                              --------------------------------------------------------------------
    Net Expenses                                                  .59%           .60%           .63%           .65%           .68%
                                                              --------------------------------------------------------------------
    Net Investment Income                                         .63%           .92%          1.08%          1.02%          1.18%
                                                              --------------------------------------------------------------------
Portfolio Turnover Rate                                            53%            47%            51%            53%            58%
                                                              --------------------------------------------------------------------
Net Assets, End of Year (in millions)                          $397.1         $282.9         $256.3         $158.5          $96.7
                                                              --------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Equity Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Socially Responsive Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman Socially Responsive Portfolio (the "Portfolio of Equity Managers Trust"), at August 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with general accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio of Equity Managers Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included the confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 8, 1999

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700 or 212-476-8800
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street 3rd Floor
New York, NY 10006
212-306-7760

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

-C- 1999 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

NEUBERGER BERMAN

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264
www.nbfunds.com

NMAAR9620899

[LOGO]






Neuberger Berman
Equity Trust-Registered Trademark-

Annual Report
August 31, 1999

Focus Trust
Genesis Trust
Guardian Trust
International Trust
Manhattan Trust
Millennium Trust
Partners Trust
Regency Trust

Equity Assets -Registered Trademark-
Socially Responsive Trust

TABLE OF CONTENTS


    THE FUNDS
    CHAIRMAN'S LETTER        A-4

    PORTFOLIO COMMENTARY
Focus Trust                  A-5
Genesis Trust                A-8
Guardian Trust              A-11
International Trust         A-14
Manhattan Trust             A-17
Millennium Trust            A-20
Partners Trust              A-23
Regency Trust               A-26
Socially Responsive Trust   A-29

    GROWTH OF A DOLLAR CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Focus Trust                  B-1
Genesis Trust                B-3
Guardian Trust               B-5
International Trust          B-7
Manhattan Trust              B-8
Millennium Trust            B-10
Partners Trust              B-12
Regency Trust               B-14
Socially Responsive Trust   B-16

    FINANCIAL STATEMENTS    B-18

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Focus Trust                 B-31
Genesis Trust               B-32
Guardian Trust              B-33
International Trust         B-34
Manhattan Trust             B-35
Millennium Trust            B-36
Partners Trust              B-37
Regency Trust               B-38
Socially Responsive Trust   B-39

    REPORT OF INDEPENDENT
    ACCOUNTANTS/AUDITORS    B-42

    THE PORTFOLIOS
    SCHEDULE OF INVESTMENTS
      TOP TEN EQUITY
      HOLDINGS
Focus Portfolio              C-1
Genesis Portfolio            C-3
Guardian Portfolio           C-7
International Portfolio     C-10
Manhattan Portfolio         C-14
Millennium Portfolio        C-17
Partners Portfolio          C-20
Regency Portfolio           C-23
Socially Responsive
 Portfolio                  C-26

    FINANCIAL STATEMENTS    C-30

    FINANCIAL HIGHLIGHTS
Focus Portfolio             C-48
Genesis Portfolio           C-49
Guardian Portfolio          C-50
International Portfolio     C-51
Manhattan Portfolio         C-52
Millennium Portfolio        C-53
Partners Portfolio          C-54
Regency Portfolio           C-55
Socially Responsive
 Portfolio                  C-56

    REPORT OF INDEPENDENT
    ACCOUNTANTS/AUDITORS    C-57

    DIRECTORY                D-1

    OFFICERS AND TRUSTEES    D-2

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER                                                October 1, 1999

Dear Fellow Shareholder,
  In the summer of 1998, the sky appeared to be falling. Southeast Asian economies had collapsed, Russia was imploding, and Latin America seemed to be on the brink of financial disaster. Many investors feared that even the mighty U.S. economy would falter, and they began dumping stocks indiscriminately.
  At Neuberger Berman, we urged patience. We worked hard to assess the potential consequences of overseas economic troubles on our own economy. We came to the conclusion that things were not as bad as they seemed and opined that the drop in the U.S. stocks should be viewed as a long-term buying opportunity. In my letter in last year's Annual Report, I asked the rhetorical question, "Is this the time to abandon equities?" and answered, "We think not." This turned out to be good advice, as stocks rallied through most of fiscal 1999.
  Where do we go from here? Over the near term, we can't predict. A positive outlook for the U.S. and global economy must be tempered by concern that domestic equities valuations are quite high by historical yardsticks. We believe the only predictable thing in the financial markets is that vigorous investment research and disciplined portfolio management can enhance long-term returns.
  Sadly, this will be my last letter to you as Chairman of Neuberger Berman Equity Funds. After thirty-nine years in the investment business, the last twenty-five at Neuberger Berman, I am retiring. Although I will continue to serve as a consultant to the company, I will miss the daily contact with all my colleagues at Neuberger Berman and the opportunity to share my thoughts with you. I leave with pride and confidence, however, that the Neuberger Berman legacy lives on. Your assets remain in the hands of wise and experienced managers.

Sincerely,

/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger Berman Equity Trust
Neuberger Berman Equity Assets

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Focus Trust
  For the six and twelve month periods ending August 31, 1999, the total return for the Focus Trust was 1.29% and 38.07%. During the same period of time the Russell 1000 Value Index was up 6.16% and 30.08%. The S&P 500 advanced 7.29% and 39.82% over the corresponding six and twelve month periods. These results are gratifying because we achieved them during a 12 month period that tested our discipline, our resolve and at times our patience. Ultimately, adhering to our long-held value discipline proved rewarding. (See page B-1 for comparison of $10,000 investment and average annual total returns as of August 31, 1999).*
  It is important to remember that, as its name implies, the Focus portfolio is by design a concentrated portfolio investing at least 90% of net assets in no more than six sectors. Since we believe that truly attractive valuations are unlikely to be evenly distributed throughout the entire market at any given point in time, this focused approach enables us to invest in those few areas where we believe real value resides. We usually do this by investing in industries that we think are temporarily out of favor, and we select what we believe are the best companies in those industries. We believe this creates a meaningful distinction between the Focus portfolio and other value portfolios:
We seek higher quality companies and we look for equities that have historically had a significantly higher earnings growth rate than those found in the average value fund.
  For example, two years ago difficulties in Asia led to the semiconductor and semiconductor equipment industries falling into extreme disfavor. We initiated or added to our positions in what we consider the best companies in those areas:
Applied Materials, KLA-Tencor, Novellus and Texas Instruments. Their substantial appreciation helped the fund considerably this year. Their valuations have recently reached such high levels that we eliminated the first three positions from our portfolio, and pared back Texas Instruments.
  Similarly, a year ago the global financial panic sparked by financial problems in Russia led to an indiscriminate sell-off of all financial stocks.

----------------------------------------------------------------------
          Focus Trust (Cont'd)
We took advantage of this by building up substantial positions in what we consider the best investment bank (Morgan Stanley Dean Witter); the best money center bank (Chase Manhattan); the best credit card company (Capital One Financial); and the best financial services company (CITIGROUP). All of these contributed noticeably to the fund's performance this year, and all remain important positions in the fund.
  It seems that investors' time horizons have grown increasingly short term, which in turn has led to higher levels of market volatility. While this can be disconcerting, it also provides opportunities. Earlier this year, for example, the stock market became pre-occupied, if not obsessed, with the potential impact of modifying the nation's computers to handle the transition from 1999 to 2000. Many investors feared this so-called Y2K problem would require so much spending that a virtual freeze in software spending would occur. As a result, companies that rarely show up as real values began coming across our radar screens. While we recognized that some disruption in typical software spending patterns could occur, many Y2K issues would be addressed shortly after January 1, 2000. Since we were willing to endure the discomfort of some short-term volatility, we made some investments in Oracle, Platinum Technology, BMC Software and Compuware that have performed well.
  As I mentioned at the outset, this has been a year that has tested our discipline and patience. Our basic discipline, buying the best company in an out of favor industry at a discount valuation with above average earnings growth, led both to the successful investments mentioned above, and to two of our most frustrating investments: Countrywide Credit and Furniture Brands.
  Countrywide Credit is the nation's leading mortgage company. While the company's earnings growth rate has been steady and superior over the last five years, the stock has significantly underperformed the market over the last year to the point at which its price-to-earnings ratio is only 25% of the S&P 500's. The conventional wisdom to explain this unusually low valuation is that the company's earnings will be pressured by the recent rise in interest rates. We think this will not be

----------------------------------------------------------------------
          Focus Trust (Cont'd)
the case: Countrywide's earnings have increased in each of the last four quarters, despite a 100 basis point rise in interest rates. We believe our patience will be rewarded; in the meantime it is being tested.
  Furniture Brands is the leading furniture manufacturer in the country. Its earnings growth over the past five years has averaged 34% a year, far superior to the overall market. Similar to Countrywide, Furniture Brands' stock also sold at 25% of the market multiple and its earnings record has been virtually ignored. The management of Furniture Brands is doing all that an investor could ask, and we feel that in time the facts of superior earnings growth will, as is usually the case, overwhelm the market's negative bias.
  Looking forward, we are bothered by how narrow the market has become. A relatively small number of stocks, selling at very high valuations, are performing far better than the majority of stocks. Still, the price-to-earnings ratios of the Focus portfolio's holdings seem very attractive given the prospects of the companies they represent. Adhering to our value discipline required fortitude last year, but our patience was rewarded. We think the rewards will continue to accumulate in the future.

Sincerely,

/s/ Kent Simons

Kent Simons
PORTFOLIO MANAGER

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio invests in many securities not included in the indices listed.

 The composition, industries and holdings of the Portfolio are subject to change.

 While the value-oriented approach is intended to limit risks, the Portfolio -- with its concentration in sectors -- may be more greatly affected by any single economic, political or regulatory development than a more diversified mutual fund.

 Past performance is no guarantee of future results.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Genesis Trust
  For the six and twelve month periods concluding August 31, 1999, Genesis Trust gained 10.95% and 19.15%, respectively, compared to the Russell 2000's 9.91% and 28.36% returns over the same time periods (See page B-3 for comparison of a $10,000 investment and average annual total returns as of August 31, 1999).*
  We are pleased with the fund's solid gains in fiscal 1999 following a very disappointing fiscal 1998. The fund's 12-month returns relative to its Russell 2000 benchmark, however, continue to reflect the large performance gap between small-cap growth and small-cap value stocks. Indeed, for the fiscal year, the Russell 2000 Growth Index gained 43.31% compared to the Russell 2000 Value Index's 14.08% return.
  We don't expect the wide performance gulf between growth and value stocks in the small-cap arena to continue forever. Small-cap value stocks made up some ground relative to small-cap growth stocks from April through July 1999 as investor sentiment, especially in Internet stocks, seemed to turn from greed to fear. We note that the flood of Internet IPOs (Initial Public Offerings) has slowed to a trickle and that the majority of 1999's Internet IPOs are now trading below their initial offering prices. We suspect that once-burned, twice-shy small-cap investors may continue to rotate away from speculative Internet stocks and into more reasonably valued small companies with operating track records and positive cash flow and earnings.
  At this juncture, however, the investing public is still shying away from small-cap value stocks. Corporate acquirers, on the other hand, are bargain hunting, as evidenced by accelerating takeover activity in this market sector. More than a dozen of our holdings were taken over during this fiscal year and we suspect more of our portfolio bargains will become targets in the year ahead. We are also seeing corporate managements aggressively buying their own deeply discounted stocks. The number of small-cap company share repurchase programs is approaching the totals seen following the 1987 market crash. This gives us hope that the investing public will soon become more enthusiastic.

----------------------------------------------------------------------
          Genesis Trust (Cont'd)

  In the Genesis portfolio during fiscal 1999, our energy investments, primarily small oil services companies, posted impressive gains. They were among the portfolio's poorest performers last year, but we added to our positions in the energy sector, believing that as the global economy recovered, oil prices and oil service company profits would rebound strongly. Oil has surged to $23 per barrel, up from around $10 at the 1998 bottom, and we expect oil services company earning to follow suit.
  The portfolio's technology holdings also contributed to returns. On a relative performance basis, our focus on what we believed were reasonably valued technology stocks capable of consistent, if not spectacular, earnings growth worked against us through most of first half fiscal 1999, when the Internet stocks were sizzling. This strategy worked to our advantage in the second half, when the "dot-com" stocks flamed out.
  Portfolio disappointments include financial stocks, most notably small savings and loans institutions, whose earnings were restrained by rising interest rates and the flat yield curve. We believe modestly higher interest rates are already baked into current valuations. Should interest rates stabilize around current levels or drop, the financials could regain momentum. Separately, despite recording decent operating results, our healthcare investments also languished. This group remains under a cloud of uncertainty regarding changes in federal insurance reimbursement programs; it also suffers from a general lack of interest from small-cap investors focused on the hot technology sector. Going forward, if our healthcare positions meet earnings expectations, we believe they will receive a better diagnosis from investors.
  Let us give you an example of a current portfolio holding that demonstrates our value-oriented discipline. Bear in mind this is not a recommendation and we may sell this stock without notice if circumstances change. Methode Electronics has two businesses. The first, auto electronics components, has been a "steady as she goes" growth business benefiting from the secular growth of electronic systems in automobiles. Methode's second business, electronic components that

----------------------------------------------------------------------
          Genesis Trust (Cont'd)
expand the bandwidth of telecommunications companies' networks, is considerably more exciting. The Internet requires faster, higher capacity digital transmission systems, so the demand for greater bandwidth is exploding. Methode already has several leading telecommunications equipment companies on its customer list. Yet, despite a promising start in this fast growth business, at the close of this reporting period, Methode was trading at around 14 times next calendar year's earnings estimates. We believe our 20% annual earnings growth rate projections for Methode could prove conservative if the company's bandwidth enhancing electronics business lives up to its potential. Even if it takes longer to develop, we believe the stock is supported at current levels by its stable auto electronics business.
  In closing, the Genesis portfolio delivered solid returns in fiscal 1999. We stuck with our discipline during a very difficult period for small-cap value stocks. We see excellent value in our portfolio and remain confident these bargains will attract more investor attention in the year ahead.

Sincerely,

/s/ Judith Vale      /s/ Robert D'Alelio

Judith Vale and Robert D'Alelio
PORTFOLIO CO-MANAGERS

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio invests in many securities not included in the indices listed.

 The composition, industries and holdings of the Portfolio are subject to change. Genesis Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATIONS ARE SET FORTH IN THE PROSPECTUS.

 Past performance is no guarantee of future results.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Guardian Trust
  For the six and twelve month periods concluding August 31, 1999, the Guardian Trust returned 1.15% and 26.07%, respectively, versus the Russell 1000 Value Index's 6.16% and 30.08% gains over the same time periods. The S&P 500 advanced 7.29% and 39.82% over the corresponding six and twelve month periods (see page B-5 for comparison of $10,000 investment and average annual total returns as of August 31, 1999).*
  Technology was a big story in our portfolio in fiscal 1999. In mid-year 1998, as Wall Street underestimated demand for technology industries, we were able to buy some solid tech companies at very attractive prices. Then, driven by the cyclical recovery in semiconductors and semiconductor capital equipment, and enormous investment in digital communications and Internet infrastructure, technology companies' operating results began coming in well ahead of expectations. Analysts' estimates were revised upward through the year and technology companies kept beating projections. This provided a strong tailwind for tech stocks, and we saw substantial gains in our technology holdings.
  Today, the outlook for technology stocks is somewhat uncertain. Business conditions continue to be strong, but valuations are high and leave little room for disappointing earnings. Y2K issues also add a degree of uncertainty about the future. Although at the end of this reporting period we still have about 15% of assets in technology, we will likely continue to take profits in this sector.
  Our energy investments also delivered strong returns. Oil prices surged and our positions in the major integrated oil companies took off. As demand trends continued to improve, we augmented our positions in the integrated oils with investments in oil services and drilling companies.
  Our communications service holdings also closed fiscal 1999 with strong gains. These stocks have retreated recently due to concern over competitive pricing, particularly in the long distance business. We

----------------------------------------------------------------------
          Guardian Trust (Cont'd)
believe this will prove to be a passing cloud, however, and that our portfolio companies have the scale, brand identity, and global assets to allow them to prosper over the long term.
  We would say the same about our financial company investments -- among the portfolio's more disappointing performers this year. Most of these stocks did well through February, and then began retreating when bond yields trended higher and the Federal Reserve reversed course and started tightening. We believe interest rates will stabilize or perhaps rise modestly above current levels and that financial companies can continue to deliver favorable earnings. We own the stocks of strong franchises in the banking, insurance, credit card, and brokerage/asset management industries. Even if we are wrong about interest rates, we believe these stocks are supported by very attractive valuations relative to long-term business prospects.
  Our capital goods holdings were a drag on performance, particularly our investments in waste management, which fell short of expectations. We thought that consolidation in this fragmented industry would improve margins and earnings. It didn't happen and it's looking like it won't happen in the foreseeable future. Consequently, we have substantially reduced our exposure to this group.
  Wellpoint Health Network is an example of our investment philosophy at work. This is not a recommendation, and if fundamentals deteriorate or the stock runs up out of our value range, we may sell without notice. Formerly named Blue Cross, Blue Shield of California, Wellpoint is now a national managed healthcare company. It has all the things we like: favorable operating characteristics; a strong balance sheet; a history of superior financial returns; terrific management; and an attractive valuation. We think management's strategy of offering a wide variety of plan options to a public which demands choice will pay off. Wellpoint also has very little Medicare business, and therefore is subject to less federal government regulatory risk than its peers. We are

----------------------------------------------------------------------
          Guardian Trust (Cont'd)

projecting 15% average annual earnings growth for the company, and at the end of this reporting period, the stock was trading at just 15 times next year's earnings projections.
  In closing, a few brief comments on the value versus growth issue. Although value investors are generally loath to admit it, there have been legitimate reasons for the superior performance of growth stocks in recent years. Economic trends -- an extended period of modest economic growth and declining interest rates -- have favored growth companies. This may be changing. We are in the midst of a more vigorous economic expansion, which unless choked off by the Fed, appears to have legs. We expect this to lengthen the earnings cycle for cyclical stocks. Also, interest rates are no longer declining. This means growth stock multiples aren't likely to expand, and may contract. Finally, by historical valuation yardsticks, growth is very expensive and value remains attractive. Our conclusion is that value investing should provide more competitive and, perhaps, superior returns in the years ahead.

Sincerely,

/s/ Kevin Risen      /s/ Allan R. White III

Kevin Risen and Rick White
PORTFOLIO CO-MANAGERS

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio invests in many securities not included in the indices listed.

 The composition, industries and holdings of the Portfolio are subject to change. Guardian Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 Past performance is no guarantee of future results.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          International Trust
  For the six and twelve month periods ended August 31, 1999 the International Trust was up 12.72% and 21.99% respectively versus the MSCI EAFE Index's return of 10.55% and 26.03% for the same periods. (See page B-7 for comparison of $10,000 investment and average annual total returns as of August 31, 1999).*
  We are pleased with our results, having weathered some challenging times for international investing. At this time last year international investors were suffering through a protracted global emerging markets crisis which began in Asia during the summer of 1997 and grew worse after Russia's financial troubles in August 1998. We had pared back our exposure to Latin America, but emerging market holdings hurt the portfolio's performance in the third quarter of 1998, the beginning of this fiscal year. Even our holdings in developed international markets were adversely affected by the global crisis.
  The world has greatly changed since then, as has our portfolio. We have increased our exposure to the markets of the Pacific Rim, including Japan, Singapore, Hong Kong, and South Korea. Whereas at the end of August 1998 we had approximately 7% committed to the region, this weighting has grown to 43%. This strategy proved fortuitous, as the Asian markets have been the leading contributors to the portfolio's performance this fiscal year.
  Most of the shift in assets came from reducing our holdings throughout Continental Europe. In total, we have reduced our exposure to Europe by approximately 23%. We find few exciting opportunities in Europe, and while this market is still a large overall allocation, we feel that European markets in general appear to be in a neutral holding pattern. In particular, we withdrew from many investments in Germany where neither economic prospects nor business outlook seem particularly dynamic.
  We also reduced our exposure to emerging markets in Eastern Europe, where the economy is closely tied to Russia, and other regions,

----------------------------------------------------------------------
          International Trust (Cont'd)
including South Africa. Conditions in South Africa, where the portfolio enjoyed excellent performance from such names as Specialised Outsourcing, have come under pressure. We had already taken profits and trimmed our holdings, and currently have no exposure to South Africa.
  It is also worth noting that our Latin American allocation, all of which is in Mexico, stands at its lowest in the history of the fund. Our country and regional commitments are contingent upon our ability to uncover compelling investment opportunities. As of this writing, we are still quite cautious about conditions in Latin America, in large part based on the still uncertain economic situation in Brazil.
  The portfolio is currently diversified across 22 countries with the following regional allocation.(1)

                           NEUBERGER BERMAN
                        INTERNATIONAL PORTFOLIO   MSCI EAFE INDEX
------------------------------------------------------------------
CONTINENTAL EUROPE              32.8%                  46.9%
UNITED KINGDOM                  16.9%                  21.6%
JAPAN                           29.4%                  25.3%
PACIFIC BASIN EX
 JAPAN                          13.6%                   6.2%
LATIN AMERICA                    0.9%                   0.0%
OTHER MARKETS(2)                 2.9%                   0.0%

  Our industry themes remain constant. We are still very optimistic about the Telecommunications industry, with 19.4% of the portfolio invested in telecommunications and related companies. Other industry themes that we favor are Banking and Finance (13.3% of net assets), Technology (8.2% of net assets) and Pharmaceuticals (8.7% of net assets). Indeed, our top five performing stocks, in terms of net contribution for the period, each come from one of these industries, including: Nokia Corp., Datacraft Asia, Softbank, Venture Manufacturing, and Takeda Chemical.

1) Regions listed total 96.5% of the Portfolio's holdings.

2) Canada, Bermuda, Russia

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          International Trust (Cont'd)

  Looking ahead, we will remain flexible in our regional allocations as market conditions and investment opportunities warrant. We are committed to our research driven, bottom-up stock selection process to guide us in selecting the best investments for the fund.

Sincerely,

/s/ Valerie Chang

Valerie Chang
PORTFOLIO MANAGER

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio may invest in many securities not included in the index listed.

 The composition, industries and holdings of the Portfolio are subject to change. International Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATIONS, INTEREST RATES AND POLITICAL CONDITIONS. IN AN ATTEMPT TO REDUCE OVERALL VOLATILITY, NEUBERGER BERMAN MANAGEMENT INC. DIVERSIFIES THE PORTFOLIO HOLDINGS OVER A WIDE ARRAY OF COUNTRIES AND INDIVIDUAL STOCKS.

 Past performance is no guarantee of future results.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Manhattan Trust
  For the six and twelve month periods ending August 31, 1999, the Manhattan Trust gained 7.06% and 36.24%, respectively, compared to the Russell Midcap Growth Index's 11.68% and 48.83% returns over the same time periods (see page B-8 for comparison of a $10,000 investment and average annual total returns as of August 31, 1999).*
  Our returns were quite healthy this year, although we did lag our benchmark Russell Midcap Growth Index. We attribute this shortfall to the smaller average capitalization of our portfolio compared to the benchmark's. Early in the year, larger stocks materially outperformed smaller ones. We have adjusted our holdings and the portfolio's weighted average market cap now closely approximates the benchmark index. We also had a few unpleasant surprises -- portfolio companies reported earnings below consensus expectations. The last three months of this reporting period have brought better news, however, and our fund materially outperformed its benchmark in June, July, and August.
  Our new fiscal year is off to a solid start as well. The corporate earnings report season that ended in August brought news that 65% of our portfolio holdings exceeded Wall Street's consensus earnings expectations. These companies' earnings growth, which had been projected at about 36%, came in closer to 50%. We believe this will produce some performance momentum as we head into fiscal 2000.
  In fiscal 1999, our technology investments performed exceptionally well. We took a balanced approach to this sector, allocating assets among software, semiconductor, telecommunications equipment, and Internet companies. As always, we had winners and losers, but on average, we earned excellent returns from each of these tech sectors. Our Internet strategy--favoring companies that provide essential products and services to a wide range of Internet companies, rather than putting all our money on narrowly focused companies that may or may not succeed--served us well, and we believe our strategy will continue to mitigate risk in this volatile group. While our allocation to Internet stocks remained fairly constant throughout the fiscal year, we took profits in stocks whose valuations had soared and redirected that money

----------------------------------------------------------------------
          Manhattan Trust (Cont'd)
to more reasonably priced opportunities. This helped us avoid some of the Internet stocks that collapsed under the weight of excessive valuations in the second half of the year.
  The portfolio's energy holdings also boosted returns. We modestly overweighted energy in expectation that rising natural gas prices would produce very favorable earnings surprises in this out-of-favor group. Indeed, our energy stock earnings came in well above consensus expectations. Our healthcare investments, however, were a mixed bag. The portfolio's biotechnology holdings excelled, but our healthcare services stocks took sick. In some instances, it was a simple case of investor anxiety over prospective changes in federal insurance reimbursement programs. In other cases it was more serious -- disappointing earnings. True to our discipline, we removed companies in the latter situation from our portfolio.
  The performance of our telecommunications services investments, primarily Competitive Local Exchange Carriers (CLECs), disappointed us despite the fact that earnings met expectations. We call situations like these "performance in the warehouse." In other words, the earnings growth and value is effectively sitting on a shelf in the portfolio. We think it is just a matter of time until this inventory gets marked up.
  We continually monitor the Manhattan portfolio's fundamental characteristics to make sure they are in line with our investment parameters. At the close of this reporting period, the portfolio was on target. Based on consensus earnings estimates from First Call, (an independent research firm that compiles and distributes Wall Street earnings estimates), the portfolio has a 3-5 year projected annual earnings growth rate of 29.23% compared to 26.65% for the Russell Midcap Growth Index. Its price/earnings ratio (consensus calendar 2000 earnings estimates) was 33.79 compared to the benchmark's 29.68.
  In closing, it's interesting to note that the Russell Midcap Growth Index handily beat the S&P 500 in fiscal 1999. This was quite a reversal in fortune considering the whipping the mid-cap index took in fiscal 1998. Does this foreshadow another good year for mid-cap growth

----------------------------------------------------------------------
          Manhattan Trust (Cont'd)
stocks versus the large-cap market darlings that have been on top for so long? We don't know. But judging from the declining average capitalization of some of the leading large-cap growth funds, it appears portfolio managers are beginning to move down the capitalization ladder in search of opportunities. We welcome them to the mid-cap arena and hope all their buying power will provide a tailwind for the mid-cap stocks in our portfolio.

Sincerely,

/s/ Jennifer K. Silver      /s/ Brooke Cobb

Jennifer Silver and Brooke Cobb
PORTFOLIO CO-MANAGERS

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio invests in many securities not included in the indices listed.

 The composition, industries and holdings of the Portfolio are subject to change. Manhattan Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 Past performance is no guarantee of future results.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and/or investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Millennium Trust
  For the six month period ended August 31, 1999, the Millennium Trust returned 31.24% compared to the Russell 2000 Growth and Russell 2000 Indexes' 10.85% and 9.91% gains. Since its inception on October 20, 1998 through August 31, 1999, the Millennium Trust gained 95.00% versus 34.43% and 22.81% for the Russell 2000 Growth and Russell 2000 Indexes, respectively. Because of the fund's aggressive investment approach, its share price is subject to greater volatility than may be found in a more conservative fund (see page B-10 for comparison of $10,000 investment and average annual total returns as of August 31, 1999).*
  A lot of positive things happened to the Millennium portfolio in our first year, not the least of which was our launch date. We commenced operations on October 20, 1998, just 12 days after the small-cap stock market bottomed. We were able to buy many solid companies at bargain basement prices in what may prove to have been the small-cap stock "sale of the century." High quality software, semiconductor, telecommunications equipment, and Internet stocks were very cheap, and we bought what we view as some of the very best companies in these businesses at incredible discounts.
  We may have bought at the right time and at the right price, but we also made some timely sell decisions. For example, by the end of March, some of our Internet holdings were trading at what we believed were unsustainable valuations. We began taking profits, reducing our Internet stock exposure from approximately 12% of total assets at the beginning of April to about 4.9% by the end of the month. As a result, we were able to preserve portfolio gains when Internet stocks retreated in early summer. Recently, we have taken advantage of more reasonable pricing to rebuild our Internet exposure to about 12% of assets at the close of this reporting period.
  Technology was not our only productive industry group. We saw nice gains in our capital goods, consumer cyclicals and financial services investments as well. Our biggest disappointments came in the healthcare arena. Some qualified as mistakes and others actually met our

----------------------------------------------------------------------
          Millennium Trust (Cont'd)
expectations, yet failed to attract any investor sponsorship. We have eliminated the former and held on to the latter. We believe that when the dust clears on federal insurance reimbursement issues, healthcare companies that grow earnings will get another look.
  Allow us to provide an example of our investment methodology at work. Please do not consider this a recommendation and be advised we may sell it without notice should the company not meet our growth expectations. Pinnacle Holdings owns and manages cellular telephone transmission towers. As the cellular customer market grows, Pinnacle collects more rent from cellular operators. Pinnacle is using this cash to build and buy additional towers. At this stage, Pinnacle is a cash flow story, not an earnings story. We are projecting annual cash flow growth in the 30-40% range over the next several years. At the end of this reporting period, Pinnacle stock was trading at just 11.5 times next year's projected cash flow. We believe that is a very reasonable price for a very good growth company.
  Small-cap growth stocks delivered good returns and performed reasonably well relative to large-cap growth stocks in fiscal 1999. Can small caps outperform large caps in the year ahead? We think three things must happen for small caps to do so. Small caps must grow earnings considerably faster than large caps; they must present an attractive valuation discount; and investor sentiment must change. We believe the first two of these requirements are likely to be met. Russell 2000 earnings are expected to outdistance S&P 500 earnings in coming years. Despite better projected earnings growth, the Russell currently has a lower price-to-earnings ratio than the S&P. Investor sentiment, however, does not seem to have switched direction: After five years of under-performance relative to large-cap stocks, small-cap mutual funds are still suffering net redemptions. As mutual fund managers move down the market capitalization spectrum looking for opportunities, perhaps they will lead the investing public to what we view as the promised land.

----------------------------------------------------------------------
          Millennium Trust (Cont'd)

  In closing, some people say it is better to be lucky than good. We were lucky this year in that we started operations at a time when the small-cap stock market was holding a half-off sale. But, we'll take some credit for being good as well, as is reflected in the portfolio's exceptional returns relative to its benchmark index. Looking ahead, we don't expect to match this year's rather spectacular returns. But we do believe there are still some small growth companies available at very attractive valuations. We are confident that our research and portfolio management discipline will generate satisfactory returns for our shareholders in the years ahead.

Sincerely,

/s/ Michael Malouf      /s/ Jennifer K. Silver

Michael Malouf and Jennifer Silver
PORTFOLIO CO-MANAGERS

*THESE ARE CUMULATIVE RETURNS AND ARE NOT ANNUALIZED. THE CUMULATIVE RETURNS FOR
 NEUBERGER BERMAN MILLENNIUM TRUST, RUSSELL 2000-REGISTERED TRADEMARK- GROWTH INDEX AND RUSSELL 2000 INDEX ARE FROM OCTOBER 20, 1998, WHICH IS THE INCEPTION OF THE FUND, THROUGH AUGUST 31, 1999. BECAUSE THIS IS A NEW FUND, SHORT-TERM RESULTS MAY NOT BE DUPLICATED. AVERAGE NET ASSETS OF THE PORTFOLIO FOR ITS FIRST TEN MONTHS WERE APPROXIMATELY $32.1 MILLION. IT MAY BE EASIER TO ACHIEVE HIGHER RETURNS IN A SMALL FUND THAN IN A LARGER FUND. IN PARTICULAR, IPOS HAD A SIGNIFICANT IMPACT ON THE PERFORMANCE OF THIS FUND. MILLENNIUM TRUST'S PERFORMANCE CAN ALSO BE ATTRIBUTED TO ITS FOCUS ON THE SMALL-CAP GROWTH SECTOR OF THE STOCK MARKET, WHICH HAS EXPERIENCED A PERIOD OF ACCELERATED GROWTH. NEUBERGER BERMAN MANAGEMENT INC. CURRENTLY ABSORBS CERTAIN EXPENSES OF THE FUND. THIS ARRANGEMENT IS SUBJECT TO CHANGE, AND WITHOUT THIS ARRANGEMENT, THE FUND'S RETURNS WOULD HAVE BEEN LESS. TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

For index definitions, refer to page A-32, titled "Glossary of Indices." The Portfolio invests in many securities not included in the indices listed.

The composition, industries and holdings of the Portfolio are subject to change. Millennium Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Partners Trust
  For the six and twelve month periods concluding August 31, 1999, the Partners Trust returned 4.76% and 25.91%, respectively, versus the Russell 1000 Value Index's 6.16% and 30.08% gains over the same time periods. The S&P 500 advanced 7.29% and 39.82% over the corresponding six and twelve month periods (see page B-12 for comparison of $10,000 investment and average annual total returns as of August 31, 1999).*
  We are pleased to report solid results in fiscal 1999. Growth stocks materially out-performed value stocks again this year, but investors appear to be questioning growth stock valuations and reawakening to opportunities in the value sector. Value stocks in industries such as basic materials, energy, capital goods, and industrial cyclicals performed quite well in the second half, while some of the most popular growth stocks retreated. Although the Internet bubble didn't burst, it lost quite a bit of air. We aren't predicting value will outpace growth in the year ahead, but we believe the race will be much closer.
  Technology stocks made the greatest contribution to our portfolio's returns in fiscal 1999. For those who question the presence of technology stocks in a value portfolio, we point out that our gains came from established companies such as Teradyne, Texas Instruments, Hewlett Packard, and IBM, all of which we bought at below market average multiples. Technology is not incompatible with value when high quality companies are available at discounted valuations.
  Our basic materials investments performed quite well after a dismal fiscal 1998. The global economy is recovering and revenues for basic materials companies are exceeding consensus estimates. We believe earnings should begin reflecting these stronger than anticipated revenue gains. Basic materials companies still have very little pricing flexibility. But this could change if demand continues to increase. We believe our basic materials holdings are good values today, and could become even better ones tomorrow, if some pricing flexibility returns to their markets in the year ahead.

----------------------------------------------------------------------
          Partners Trust (Cont'd)

  Our consumer staples and communications services holdings also boosted our portfolio performance, with strong performers including Anheuser Busch, Nabisco, and MCI WorldCom. Rounding out our list of winners is energy. We bought positions in energy companies because we were confident that as the global economy stabilized, the price of oil would rebound from its low of $10 per barrel in 1998. We were delighted to watch it more than double in 1999, producing excellent gains for our energy holdings.
  Financial stocks were among our biggest portfolio disappointments this year, due in part to the poor performance of our property and casualty insurance holdings. In our opinion, Ace Ltd. and XL Capital Limited are the premier underwriters in the business. To their credit, they have refused to participate in the pricing war that has plagued the industry. But it has cost them revenues and restrained their earnings. We see a light at the end of the tunnel however, largely thanks to the declining bond market. Property and casualty insurers have had huge gains in their bond portfolios in recent years, encouraging them to pursue business at any price. The losses they are likely to sustain as a result of under-priced policies, we believe, will eventually eliminate some of the competition in this business. If we are right, we believe our investments in Ace and XL Capital Limited could be quite rewarding.
  We always provide an example of our investment strategy at work. Please be advised this not a recommendation, and that we may sell our position without notice if circumstances warrant it. CIGNA is in the process of overcoming its identity crisis. It has completed the sale of its property and casualty insurance assets and is now a pure employee benefits company. Its managed healthcare business is doing quite well. CIGNA's price-to-earnings multiple has already expanded from about 12 times earnings (the kind of multiple accorded property casualty insurers) to around 15. That's only about half-way to the level of price-to-earnings multiple currently enjoyed by high quality employee benefits companies. In addition, after a $1 billion share buyback, the company still has $3.5 billion in cash left from the sale of its insurance

----------------------------------------------------------------------
          Partners Trust (Cont'd)
business. We can't be sure what management will do with this money. However, we think additional share repurchases or some other effective strategy to enhance shareholder value is a distinct possibility.
  In closing, we are pleased to have rewarded loyal shareholders with solid returns in fiscal 1999. Although the market continued to favor growth stocks this year, we believe the tide is turning and that value investing will produce more competitive returns in the year ahead. Over the long term, we remain confident that investing in quality companies at opportunistic prices will be an effective way to grow the assets you have entrusted to us.

Sincerely,

/s/ Robert Gendelman      /s/ Michael Kassen      /s/S. Basu Mullick

Robert Gendelman, Michael Kassen, and S. Basu Mullick
PORTFOLIO CO-MANAGERS

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio invests in many securities not included in the indices listed.

 The composition, industries and holdings of the Portfolio are subject to change. Partners Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 Past performance is no guarantee of future results.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Regency Trust
  From inception on June 1, 1999 through August 31, 1999, the Regency Trust lost (1.72%) versus a (4.80%) loss for the Russell Midcap Value Index (see page B-14 for comparison of $10,000 investment and average annual total returns as of August 31, 1999).*
  We are pleased to have outperformed our benchmark in our first reporting period. Of course, three month performance in an uninspiring market can't provide much insight. So we will comment only briefly on what has occurred in the Regency portfolio's infancy. We earned very generous returns from our technology and energy investments, two groups that flourished in a market stalled by the twin specters of higher inflation and rising interest rates. Our investments in consumer staples, consumer cyclicals, and healthcare disappointed, while the balance of our industry categories drifted.
  In our first letter to shareholders, we'd like to detail our investment strategy and provide several examples of how we are implementing it. We'll start by explaining that we are value investors in the traditional sense of the term. We buy stocks trading at low price-to-earnings and/ or low price-to-cash flow multiples. Stocks generally have low valuations for a reason. Sometimes, it is simply investor misperception -- problems more imagined than real. More often, stocks are cheap because something has gone wrong at the company. We must determine if something is likely to go right in the future. So we look for a catalyst -- some element of favorable change in a company's industry or in the company itself that will result in better operating results and a materially higher stock price in the future.
  The Regency portfolio's valuation characteristics reflect our discipline. The portfolio has a price-to-next year's projected earnings ratio of 16 and a price-to-book value ratio of 2.35. It is also worth noting the portfolio has a trailing 5-year average annual earnings growth rate of 22.7% and a Return on Equity of 18.6%. Those are fairly impressive profitability numbers for a value portfolio.
  We employ this value strategy in the mid-cap stock arena. Mid-cap stocks are less widely followed by Wall Street and generally are less widely owned by large institutions. Consequently, we believe the mid-

----------------------------------------------------------------------
          Regency Trust (Cont'd)
cap universe presents more opportunities for research driven investors like us. The Regency portfolio's weighted median market capitalization is approximately $4 billion and its weighted average market cap is about $6 billion. Roughly eighty two percent of our holdings have capitalizations under $8.8 billion. All these capitalization characteristics are consistent with those of our Russell Midcap Value Index benchmark.
  That's our strategy. Now, here is an example of how we are putting it to work. Take heed, this is an illustration of our investment style, not a recommendation. W.R. Grace is the industry leader in the fluid cracking catalyst business, selling to refineries worldwide. Despite the company's dominant market share, it hasn't been making very good money in this business. That's one of the reasons the stock is trading at just 12 times earnings. The other reason is an estimated $400 million in potential asbestos liability. New management, formerly at Allied Signal, has taken over at W.R. Grace and says it is committed to cutting costs, increasing productivity, and improving margins. Judging from the last two quarters' earnings, which were much better than Wall Street's consensus expectations, it is succeeding. Management reportedly plans to use excess cash flow initially to repurchase shares and eventually to make acquisitions in other niche industrial businesses. We applaud this strategy and have faith in management's ability to execute it effectively.
  We have taken a very hard look at the asbestos liability issue. Asbestos liability lawsuits are stable and Grace has strong cash flow to provide for the full amount of projected liability. We certainly understand investor concern over this issue. However, we don't believe it will be a significant factor impacting the company's future value. To sum up, W.R. Grace is number one in its industry; it trades at a deeply discounted valuation; and it has a catalyst in the form of new management. Its new managers appear to be succeeding at improving operating results. They seem to have a sound strategy for growing the company, and they appear committed to rewarding shareholders.

----------------------------------------------------------------------
          Regency Trust (Cont'd)

  In closing, we welcome our new shareholders. We've explained our investment strategy and provided an example of how we are implementing it. Now it's back to work, looking for the kind of value-oriented investment opportunities that can help us achieve our shared investment objectives.

Sincerely,

/s/ Robert Gendelman      /s/ Michael Kassen      /s/S. Basu Mullick

Robert Gendelman, Michael Kassen, and S. Basu Mullick
PORTFOLIO CO-MANAGERS

*THESE ARE CUMULATIVE RETURNS AND ARE NOT ANNUALIZED. THE CUMULATIVE RETURNS FOR
 REGENCY TRUST AND THE RUSSELL MIDCAP VALUE INDEX ARE FROM JUNE 1, 1999, WHICH IS THE INCEPTION OF THE FUND, THROUGH AUGUST 31, 1999. BECAUSE THIS IS A NEW FUND, SHORT-TERM RESULTS MAY NOT BE DUPLICATED. AVERAGE NET ASSETS OF THE PORTFOLIO FROM INCEPTION THROUGH AUGUST 31, 1999 WERE APPROXIMATELY
 $6.1 MILLION. IT MAY BE EASIER TO ACHIEVE HIGHER RETURNS IN A SMALL FUND THAN IN A LARGER FUND. IN PARTICULAR, IPOS HAD A SIGNIFICANT IMPACT ON THE PERFORMANCE OF THIS FUND. NEUBERGER BERMAN MANAGEMENT
 INC.-REGISTERED TRADEMARK- CURRENTLY ABSORBS CERTAIN EXPENSES OF THE FUND. WITHOUT THIS ARRANGEMENT, THE FUND'S RETURNS WOULD HAVE BEEN LESS. THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH MEDIUM MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

 For index definitions, refer to page A-32, titled "Glossary of Indices." The Portfolio may invest in many securities not included in the index listed.

 The composition, industries and holdings of the Portfolio are subject to change. Regency Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 Past performance is no guarantee of future results.

PORTFOLIO COMMENTARY
Neuberger Berman
----------------------------------------------------------------------
          Socially Responsive Trust
  For the six and twelve month periods concluding August 31, 1999, the Socially Responsive Trust gained 9.75% and 36.76%, respectively, compared to the Standard & Poor's 500 Index's 7.29% and 39.82% returns over the same time periods (see page B-16 for comparison of a $10,000 investment and average annual total returns as of August 31, 1999).*
  Value reasserted itself in the second half of fiscal 1999, boosting the performance of our portfolio to levels competitive with the growth-stock dominated S&P 500. Beginning in April, value-oriented sectors including basic materials, energy, capital goods, and industrial and consumer cyclicals rallied strongly from severely depressed levels. Concurrently, high priced growth sectors such as branded consumer goods, pharmaceutical companies, and some of the technology high flyers began to fade.
  Is this the beginning of a true value renaissance or only a temporary change in the growth stock dominance of recent years? Investor behavior is impossible to predict. However, based on historical valuation benchmarks, value stocks are still fundamentally cheap and growth stocks are still rather richly priced. Perhaps more importantly, if the U.S. economy keeps growing at a decent pace and the rest of the world regains some momentum, we expect economically sensitive companies in the value camp to continue to enjoy very favorable earnings comparisons. We are not suggesting growth stock investing won't continue to be rewarding. However, we do anticipate a broader market in which value stocks will provide much more competitive returns.
  We enjoyed generous returns from our technology holdings in fiscal 1999. This was not accomplished by owning market darlings with high price-to-earnings ratios, but rather from our positions in more reasonably priced technology stocks including Unisys, Intel, and Hewlett Packard. Our success in these stocks reaffirms our belief that we can generate attractive returns in the technology sector without sacrificing our value principles. Biotechnology investments Biogen and Alza also performed quite well.

----------------------------------------------------------------------
          Socially Responsive Trust (Cont'd)

  Our energy holdings, most notably, oil service company Cooper Cameron, contributed to portfolio returns, as energy prices rebounded from 1998 lows. Tyco International, a diversified industrial company with a terrific acquisition record, and consumer electronics retailer Circuit City made our Top Ten performance list this year (based on contribution to overall return).
  Our two primary sector disappointments were financial stocks and utilities -- both interest rate sensitive groups that sold off as interest rates trended higher this summer. If rates continue to rise, financial stocks may come under more selling pressure. However, if interest rates stabilize around current levels, we expect financial company earnings to remain relatively strong. With high quality financial companies now trading at just about half the S&P 500's price-to-earnings ratio, we view them as outstanding long term investment bargains. We are less optimistic regarding the prospects for utilities and consequently, have eliminated them from the portfolio.
  As is our custom, we will highlight two socially responsive portfolio companies we believe have excellent investment potential: Valassis Communications and Hewlett Packard. Please be advised these are examples of our investment philosophy at work, not recommendations and we may sell these stocks without notice if circumstances change. Valassis Communications produces the coupons accompanying your Sunday newspaper. It's a niche business with only one major competitor (NewsCorp). We bought Valassis when it was trading at about 12 times earnings and even after an excellent year, it is still trading at 18.5 times next year's estimates -- a discount to the S&P 500's multiple. Named by Fortune Magazine as one of the 100 best places to work, Valassis' commitment to the well being of its employees is clearly demonstrated by the fact the company highlights its progressive workplace policies in its standard presentations to Wall Street analysts. Good company, good investment value, good corporate citizen. That's our trifecta.

----------------------------------------------------------------------
          Socially Responsive Trust (Cont'd)

  Via an upcoming spin-off, Hewlett Packard is separating its measurement instrument division from its computer and imaging businesses. We believe this will help investors focus on HP's strengths, most notably its computer printer business, which boasts a dominant market share. We believe when the spin-off is completed, investors will value the sum of the parts higher than the current price of the whole. Despite excellent performance this year, Hewlett Packard still trades at a modest price-to-earnings discount to the market. In addition, HP is a socially responsive role model for corporate America. It is one of the largest companies led by a woman CEO. In addition to the progressive work-place policies that earned HP's designation as one of the 100 Best Places to Work, the company also gets good corporate citizenship grades for its environmentally friendly product recycling programs.
  In closing, although we are stock-specific investors, we also monitor overall portfolio characteristics to ensure that we are well within the bounds of our value discipline. The analysis at the close of this reporting period reveals that the portfolio's price-to-earnings, price-to-cash flow, and price-to-book value ratios are all below the S&P 500's.

Sincerely,

/s/ Janet W. Prindle

Janet Prindle
PORTFOLIO MANAGER

*For index definitions, refer to page A-32, titled "Glossary of Indices." The
 Portfolio invests in many securities not included in the index listed.

 The composition, industries and holdings of the Portfolio are subject to change. Socially Responsive Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the Portfolio's total assets.

 Past performance is no guarantee of future results.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

GLOSSARY OF INDICES

S&P 500 INDEX:                             An unmanaged index generally considered
                                           to be representative of stock market
                                           activity.
RUSSELL 1000-REGISTERED TRADEMARK-INDEX:   Measures the performance of the 1,000
                                           largest companies in the Russell
                                           3000-Registered Trademark- Index (which
                                           measures the performance of the 3,000
                                           largest U.S. companies based on total
                                           market capitalization). The Russell
                                           1000 Index represents approximately 92%
                                           of the total market capitalization of
                                           the Russell 3000 Index.
RUSSELL 1000-REGISTERED TRADEMARK-VALUE    Measures the performance of those
INDEX:                                     Russell 1000 companies with lower
                                           price-to-book ratios and lower
                                           forecasted growth values.
RUSSELL 2000-REGISTERED TRADEMARK-INDEX:   An unmanaged index consisting of
                                           securities of the 2,000 issuers having
                                           the smallest capitalization in the
                                           Russell 3000-Registered Trademark-
                                           Index, representing approximately 8% of
                                           the Russell 3000 total market
                                           capitalization. The smallest company's
                                           market capitalization is roughly $178
                                           million.
RUSSELL 2000-REGISTERED TRADEMARK-GROWTH   Measures the performance of those
INDEX:                                     Russell 2000-Registered Trademark-
                                           Index companies with higher
                                           price-to-book ratios and higher
                                           forecasted growth values.
RUSSELL 2000-REGISTERED TRADEMARK-VALUE    Measures the performance of those
INDEX:                                     Russell 2000-Registered Trademark-
                                           Index companies with lower
                                           price-to-book ratios and lower
                                           forecasted growth values.
RUSSELL 3000-REGISTERED TRADEMARK-INDEX:   Measures the performance of the 3,000
                                           largest U.S. companies based on total
                                           market capitalization.
EAFE-REGISTERED TRADEMARK-INDEX:           Also known as the Morgan Stanley
                                           Capital International Europe,
                                           Australasia, Far East Index. An
                                           unmanaged index of over 1,000 foreign
                                           stock prices. The index is translated
                                           into U.S. dollars and includes
                                           reinvestment of all dividends and
                                           capital gain distributions.
RUSSELL MIDCAP-TRADEMARK- INDEX:           Measures the performance of the 800
                                           smallest companies in the Russell
                                           1000-Registered Trademark- Index, that
                                           represents approximately 26% of the
                                           total market capitalization of the
                                           Russell 1000 Index (which in turn,
                                           consists of the 1,000 largest US
                                           companies, based on market
                                           capitalization).
RUSSELL MIDCAP-TRADEMARK- GROWTH INDEX:    An unmanaged index that measures the
                                           performance of those Russell Midcap
                                           Index companies with higher
                                           price-to-book ratios and higher
                                           forecasted growth values.
RUSSELL MIDCAP-TRADEMARK- VALUE INDEX:     An unmanaged index that measures the
                                           performance of those Russell Midcap-
                                           Trademark- Index companies with lower
                                           price-to-book ratios and lower
                                           forecasted growth values.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Focus Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                      Focus  S&P 500(2)
1 Year                              +38.07%     +39.82%
5 Year                              +16.72%     +25.11%
10 Year                             +14.69%     +17.09%
                                Focus Trust     S&P 500
1989                                $10,000     $10,000
1990                                 $9,627      $9,488
1991                                $11,164     $12,048
1992                                $12,482     $13,004
1993                                $16,002     $14,980
1994                                $18,174     $15,806
1995                                $23,161     $19,192
1996                                $24,000     $22,780
1997                                $34,543     $32,057
1998                                $28,516     $34,647
1999                                $39,371     $48,444

   The performance information for Neuberger Berman Focus Trust is as of August 31, 1999. Neuberger Berman Focus Trust started operating on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Focus Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated upon 60 days' prior written notice. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.
   The Trust's name prior to January 1, 1995 was Neuberger&Berman Selected Sectors Trust. Prior to November 1, 1991, the investment policies of the Sister Fund required that a substantial percentage of its assets be invested in the energy field;

accordingly, performance results prior to that time do not necessarily reflect the level of performance that may be expected under the Trust's current investment policies. While the Trust's value-oriented approach is intended to limit risks, the Portfolio, with its concentration in sectors, may be more greatly affected by any single economic, political or regulatory development than a more diversified mutual fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Genesis Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                      Genesis  Russell 2000-Registered Trademark-(2)
1 Year                                +19.15%                                +28.36%
5 Year                                +15.15%                                +12.31%
10 Year                               +11.45%                                +10.97%
                                Genesis Trust                           Russell 2000
1989                                  $10,000                                $10,000
1990                                   $7,847                                 $8,019
1991                                  $10,621                                $10,525
1992                                  $11,163                                $11,294
1993                                  $13,853                                $14,967
1994                                  $14,611                                $15,846
1995                                  $17,462                                $19,146
1996                                  $21,206                                $21,218
1997                                  $30,603                                $27,362
1998                                  $24,824                                $22,055
1999                                  $29,577                                $28,309

   The performance information for Neuberger Berman Genesis Trust is as of August 31, 1999. Neuberger Berman Genesis Trust started operating on August 26, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Genesis Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before August 26, 1993, is for the Sister Fund which commenced operations on September 27, 1988. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated upon 60 days' prior written notice. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999. Management previously agreed to waive a portion of the management fee borne directly by Neuberger Berman Genesis Portfolio and indirectly by Neuberger Berman Genesis Trust. Absent such arrangements, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 issuers having the smallest capitalization in the Russell 3000-Registered Trademark- Index, representing approximately 8% of the Russell 3000 total market capitalization. The smallest company's market capitalization is roughly $178 million. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Guardian Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                      Guardian  Russell 1000 -Registered Trademark- Value(2)  S&P 500(2)
1 Year                                 +26.07%                                       +30.08%     +39.82%
5 Year                                 +12.68%                                       +21.44%     +25.11%
10 Year                                +12.36%                                       +15.25%     +17.09%
                                Guardian Trust                            Russell 1000 Value     S&P 500
1989                                   $10,000                                       $10,000     $10,000
1990                                    $8,751                                        $8,819      $9,488
1991                                   $11,418                                       $10,897     $12,048
1992                                   $13,004                                       $11,991     $13,004
1993                                   $15,974                                       $15,212     $14,980
1994                                   $17,663                                       $15,647     $15,806
1995                                   $21,904                                       $18,648     $19,192
1996                                   $23,041                                       $21,919     $22,780
1997                                   $32,158                                       $30,585     $32,057
1998                                   $25,445                                       $31,775     $34,647
1999                                   $32,079                                       $41,333     $48,444

   The performance information for Neuberger Berman Guardian Trust is as of August 31, 1999. Neuberger Berman Guardian Trust started operating on August 3, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Guardian Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before August 3, 1993, is for the Sister Fund. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated upon 60 days' prior written notice. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          International Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                International  EAFE-Registered Trademark- Index(2)
1 Year                                +21.99%                              +26.03%
5 Year                                +10.50%                               +8.52%
Life of Fund                          +10.99%                               +8.90%
                                International
                                        Trust                           EAFE Index
6/15/94                               $10,000                              $10,000
8/31/94                               $10,460                              $10,366
1995                                  $10,732                              $10,449
1996                                  $11,991                              $11,305
1997                                  $14,954                              $12,363
1998                                  $14,124                              $12,379
1999                                  $17,230                              $15,601

   The performance information for Neuberger Berman International Trust is as of August 31, 1999. Neuberger Berman International Trust started operating on
June 29, 1998. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman International Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before June 29, 1998, is for the Sister Fund. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum, but not to exceed 1.70%. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999, but not to exceed 1.70%. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The EAFE Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices. The index is translated into U.S. dollars and includes reinvestment of all dividends and capital gain distributions. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES BASED OUTSIDE THE UNITED STATES ARE SET FORTH IN THE PROSPECTUS.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Manhattan Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                                    Russell Midcap-TM-
                                      Manhattan        Growth Index(2)  S&P 500(2)
1 Year                                  +36.24%                +48.83%     +39.82%
5 Year                                  +15.45%                +19.25%     +25.11%
10 Year                                 +12.13%                +15.22%     +17.09%
                                Manhattan Trust  Russell Midcap Growth     S&P 500
1989                                    $10,000                $10,000     $10,000
1990                                     $8,754                 $9,009      $9,488
1991                                    $11,044                $12,520     $12,048
1992                                    $11,568                $13,366     $13,004
1993                                    $14,771                $16,228     $14,980
1994                                    $15,317                $17,102     $15,806
1995                                    $19,284                $21,335     $19,192
1996                                    $18,710                $23,857     $22,780
1997                                    $25,976                $31,308     $32,057
1998                                    $23,060                $27,715     $34,647
1999                                    $31,416                $41,250     $48,444

   The performance information for Neuberger Berman Manhattan Trust is as of August 31, 1999. Neuberger Berman Manhattan Trust started operating on
August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Manhattan Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated upon 60 days' prior written notice. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.

1."Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell Midcap Growth Index measures the performance of those Russell Midcap-TM- Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000-Registered Trademark- Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The S&P 500 Index is an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Millennium Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Aggregate Total Return(1)
                                             Russell 2000 -Registered Trademark-
                                 Millennium                           Growth (2)  Russell 2000 -Registered Trademark-(2)
Life of Fund                        +95.10%                              +34.43%                                 +22.81%
                           Millennium Trust                  Russell 2000 Growth                            Russell 2000
10/20/98                            $10,000                              $10,000                                 $10,000
8/31/99                             $19,510                              $13,443                                 $12,281

   These are cumulative returns and are not annualized. The cumulative returns shown above for Neuberger Berman Millennium Trust, the Russell 2000 Growth Index, and the Russell 2000 Index are from October 20, 1998, which is the commencement of operations of Neuberger Berman Millennium Fund, through August 31, 1999. The cumulative return for Millennium Trust from November 4, 1998, which is the commencement of operations of Millennium Trust, through August 31, 1999 was 82.00%. Because this is a new fund, short-term results may not be duplicated. Average net assets of Neuberger Berman Millennium Portfolio through August 31, 1999 were approximately $32.1 million. It may be easier to achieve higher returns in a small fund than in a larger fund. In particular, IPO's had a significant impact on the performance of the Trust. Millennium Trust's performance can also be attributed to its focus on the small-cap growth sector of the stock market, which has experienced a period of accelerated growth. Neuberger Berman Management Inc. ("Management") currently absorbs certain operating expenses so that its expense ratio per annum will not exceed the expense ratio of Millennium Fund by more than 0.10% of Millennium Trust's average daily net assets, not to exceed 1.75%. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999, but not to exceed 1.75%. Absent this arrangement, which is subject to change with 60 days' notice, the Trust's returns would have been less. The risks involved in seeking capital appreciation from investments primarily in companies with small market capitalization are set forth in the prospectus.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 issuers having the smallest capitalization in the Russell 3000-Registered Trademark- Index, representing approximately 8% of the Russell 3000 total mark capitalization. The smallest company's market capitalization is roughly $178 million. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Partners Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                                Russell 1000 -Registered Trademark-
                                      Partners                             Value(2)  S&P 500(2)
1 Year                                 +25.91%                              +30.08%     +39.82%
5 Year                                 +18.13%                              +21.44%     +25.11%
10 Year                                +14.03%                              +15.25%     +17.09%
                                Partners Trust                   Russell 1000 Value     S&P 500
1989                                   $10,000                              $10,000     $10,000
1990                                    $9,318                               $8,819      $9,488
1991                                   $10,998                              $10,897     $12,048
1992                                   $11,933                              $11,991     $13,004
1993                                   $15,293                              $15,212     $14,980
1994                                   $16,150                              $15,647     $15,806
1995                                   $19,626                              $18,648     $19,192
1996                                   $22,326                              $21,919     $22,780
1997                                   $32,844                              $30,585     $32,057
1998                                   $29,510                              $31,775     $34,647
1999                                   $37,157                              $41,333     $48,444

   The performance information for Neuberger Berman Partners Trust is as of August 31, 1999. Neuberger Berman Partners Trust started operating on August 30, 1993. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Partners Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before August 30, 1993, is for the Sister Fund. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated upon 60 days' prior written notice. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.

1."Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Regency Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Aggregate Total Return(1)
                                 Regency   Russell Midcap -TM- Value(2)  Russell Midcap-TM-(2)
Life of Fund                      -1.72%                         -4.80%                 -1.92%
                           Regency Trust           Russell Midcap Value         Russell Midcap
6/1/99                           $10,000                        $10,000                $10,000
8/31/99                           $9,828                         $9,520                 $9,808

   These are cumulative returns and are not annualized. The cumulative returns shown above for Neuberger Berman Regency Trust, the Russell Midcap Value Index, and the Russell Midcap Index are from June 1, 1999, which is the commencement of operations of Neuberger Berman Regency Fund through August 31, 1999. The cumulative return for Regency Trust from June 10, 1999, which is the commencement of operations of Regency Trust, through August 31, 1999 was -2.40%. Because this is a new fund, short-term results may not be duplicated. Average net assets of Neuberger Berman Regency Portfolio through August 31, 1999 were $6.1 million. It may be easier to achieve higher returns in a small fund than in a larger fund. In particular, IPO's had a significant impact on the performance of the Trust. Neuberger Berman Management Inc. ("Management") currently absorbs certain operating expenses that exceed, in the aggregate, 1.50% of the average daily net assets per annum of the Trust, until December 31, 2002. Absent this arrangement, which is subject to change, the Trust's returns would have been less. The risks involved in seeking capital appreciation from investments primarily in companies with medium market capitalization are set forth in the prospectus.
1."Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell
1000-Registered Trademark- Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Socially Responsive Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return(1)
                                Socially Responsive  S&P 500(2)
1 Year                                      +36.76%     +39.82%
5 Year                                      +19.14%     +25.11%
Life of Fund                                +17.53%     +23.39%
                                Socially Responsive
                                              Trust     S&P 500
3/16/94                                     $10,000     $10,000
8/31/94                                     $10,070     $10,279
1995                                        $11,865     $12,481
1996                                        $14,261     $14,814
1997                                        $18,813     $20,848
1998                                        $17,675     $22,533
1999                                        $24,171     $31,505

   The performance information for Neuberger Berman Socially Responsive Trust is as of August 31, 1999. Neuberger Berman Socially Responsive Trust started operating on March 3, 1997. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger Berman Socially Responsive Fund ("Sister Fund"), which is also managed by Neuberger Berman Management Inc. ("Management"). The performance information shown in the above chart for the period before March 3, 1997, is for the Sister Fund. Management voluntarily bears certain operating expenses of the Trust so that its expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated upon 60 days' prior written notice. In connection with the 12b-1 fee recently submitted to shareholders, Management has notified the Trust of its intention to raise the allowable annual differential to 0.20% as of December 1, 1999. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of its Sister Fund.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------


                                                              EQUITY TRUST
                                                    ---------------------------------
                                                     FOCUS      GENESIS     GUARDIAN
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)             TRUST       TRUST       TRUST
                                                    ---------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $216,696    $597,219    $1,251,954
      Deferred organization costs (Note A)                --          --          --
      Receivable for Trust shares sold                    47       1,963         998
      Receivable from administrator -- net
        (Note B)                                          --          --          --
                                                    ---------------------------------
                                                     216,743     599,182    1,252,952
                                                    ---------------------------------
LIABILITIES
      Payable for Fund expenses (Note B)                  --          --          --
      Payable for Trust shares redeemed                  616       7,627       1,256
      Payable to administrator -- net (Note B)            60         209         444
      Accrued expenses                                    47         237         101
                                                    ---------------------------------
                                                         723       8,073       1,801
                                                    ---------------------------------
NET ASSETS at value                                 $216,020    $591,109    $1,251,151
                                                    ---------------------------------

NET ASSETS consist of:
      Par value                                     $      9    $     29    $     76
      Paid-in capital in excess of par value         154,945     591,902     881,344
      Accumulated undistributed net investment
        income (loss)                                     --       2,832       2,288
      Accumulated net realized gains (losses) on
        investment                                    11,762     (48,174)    227,923
      Net unrealized appreciation (depreciation)
        in value of investment                        49,304      44,520     139,520
                                                    ---------------------------------
NET ASSETS at value                                 $216,020    $591,109    $1,251,151
                                                    ---------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                    9,145      29,177      76,470
                                                    ---------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                               $23.62      $20.26      $16.36
                                                    ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 August 31, 1999
----------------------------------------------------------------------

                                                                                                 EQUITY
                                                                                                 ASSETS
                                                             EQUITY TRUST                       ---------
                                          ---------------------------------------------------   SOCIALLY
                                          INTERNATIONAL MANHATTAN MILLENNIUM PARTNERS REGENCY   RESPONSIVE
                                          TRUST     TRUST     TRUST      TRUST       TRUST       TRUST
                                          ---------------------------------------------------------------
ASSETS
      Investment in corresponding
        Portfolio, at value (Note A)      $2,303    $45,305   $2,199    $849,259    $    353    $ 25,267
      Deferred organization costs
        (Note A)                              70        --        --          --          --          57
      Receivable for Trust shares sold        23        30        --       2,336          --          59
      Receivable from
        administrator -- net (Note B)         --        --        19          --          72           9
                                          ---------------------------------------------------------------
                                           2,396    45,335     2,218     851,595         425      25,392
                                          ---------------------------------------------------------------
LIABILITIES
      Payable for Fund expenses
        (Note B)                              --        --        --          --          55          --
      Payable for Trust shares redeemed       --         2        --       1,095          --          60
      Payable to administrator -- net
        (Note B)                               7        18        --         297          --          --
      Accrued expenses                        16        31        18          95          13          37
                                          ---------------------------------------------------------------
                                              23        51        18       1,487          68          97
                                          ---------------------------------------------------------------
NET ASSETS at value                       $2,373    $45,284   $2,200    $850,108    $    357    $ 25,295
                                          ---------------------------------------------------------------

NET ASSETS consist of:
      Par value                           $   --    $    3    $   --    $     45    $     --    $      2
      Paid-in capital in excess of par
        value                              2,382    29,810     1,724     732,003         371      21,517
      Accumulated undistributed net
        investment income (loss)              (6)       --        --       7,351          --          --
      Accumulated net realized gains
        (losses) on investment                28     4,426       267      46,100           3         460
      Net unrealized appreciation
        (depreciation) in value of
        investment                           (31)   11,045       209      64,609         (17)      3,316
                                          ---------------------------------------------------------------
NET ASSETS at value                       $2,373    $45,284   $2,200    $850,108    $    357    $ 25,295
                                          ---------------------------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                          140     3,014       121      45,432          37       1,755
                                          ---------------------------------------------------------------

NET ASSET VALUE, offering and redemption
  price per share                         $16.92    $15.02    $18.20      $18.71       $9.76      $14.41
                                          ---------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------

                                                              EQUITY TRUST
                                                    ---------------------------------

                                                      FOCUS      GENESIS    GUARDIAN
                                                      TRUST       TRUST       TRUST
                                                     For the     For the     For the
                                                      Year        Year        Year
                                                      Ended       Ended       Ended
                                                     August      August      August
                                                       31,         31,         31,
(000'S OMITTED)                                       1999        1999        1999
                                                    ---------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $  2,054    $ 13,052    $ 23,094
                                                    ---------------------------------
    Expenses:
      Administration fee (Note B)                        931       2,948       6,043
      Amortization of deferred organization and
        initial offering expenses (Note A)                --          --          --
      Auditing fees                                        5           5           6
      Custodian fees                                      10          10          10
      Legal fees                                          15          17          18
      Registration and filing fees                        49         184          53
      Shareholder reports                                 47         356         174
      Shareholder servicing agent fees                    20          26          24
      Trustees' fees and expenses                          4          11          20
      Miscellaneous                                        3           8          23
      Expenses from corresponding Portfolio
        (Notes A & B)                                  1,190       5,495       6,975
                                                    ---------------------------------
        Total expenses                                 2,274       9,060      13,346
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                             (60)         (2)         (1)
                                                    ---------------------------------
        Total net expenses                             2,214       9,058      13,345
                                                    ---------------------------------
        Net investment income (loss)                    (160)      3,994       9,749
                                                    ---------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                      15,729     (50,517)    193,083
    Net realized gain on option contracts                  8          --       1,967
    Net realized gain (loss) on financial futures
      contracts                                           --          --      35,670
    Net realized loss on foreign currency
      transactions                                        --          --          --
    Net realized loss on equity swap contracts            --          --          --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, option
      contracts, equity swap contracts,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts                                       55,767     178,420     157,393
                                                    ---------------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)            71,504     127,903     388,113
                                                    ---------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $ 71,344    $131,897    $397,862
                                                    ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                                                                                                    EQUITY
                                                                       EQUITY TRUST                                 ASSETS
                                          ----------------------------------------------------------------------   ---------

                                                                        MILLENNIUM
                                                                           TRUST
                                                                                                     REGENCY
                                                                          For the                     TRUST        SOCIALLY
                                                                        Period from   PARTNERS                     RESPONSIVE
                                          INTERNATIONAL   MANHATTAN     November 4,     TRUST        For the         TRUST
                                             TRUST          TRUST          1998                    Period from
                                                                        (Commencement  For the    June 10, 1999     For the
                                            For the        For the          of          Year      (Commencement      Year
                                             Year           Year        Operations)     Ended     of Operations)     Ended
                                             Ended          Ended           to         August           to          August
                                          August 31,     August 31,     August 31,       31,        August 31,        31,
                                             1999           1999           1999         1999          1999           1999
                                          ----------------------------------------------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding
      Portfolio (Note A)                       $  25         $   257         $   5    $ 15,361         $      1    $    236
                                          ----------------------------------------------------------------------------------
    Expenses:
      Administration fee (Note B)                  8             207             4       3,528               --          78
      Amortization of deferred
        organization and initial
        offering expenses (Note A)                18              --            --          --               --          23
      Auditing fees                                4               6             6           5                5           9
      Custodian fees                              10              10             8          10                3          10
      Legal fees                                  16              16            28          13               25          28
      Registration and filing fees                26              30            39         156               36          35
      Shareholder reports                         17              23            35         120                3          17
      Shareholder servicing agent fees             2              18             1          20               --          18
      Trustees' fees and expenses                 --               1            --          12               --          --
      Miscellaneous                                1               2            --          10               --           1
      Expenses from corresponding
        Portfolio (Notes A & B)                   23             298            12       4,137                1         116
                                          ----------------------------------------------------------------------------------
        Total expenses                           125             611           133       8,011               73         335
      Expenses reimbursed by
        administrator and/or reduced by
        custodian fee expense offset
        arrangement (Note B)                     (90)            (37)         (116)         (1)             (72)       (101)
                                          ----------------------------------------------------------------------------------
        Total net expenses                        35             574            17       8,010                1         234
                                          ----------------------------------------------------------------------------------
        Net investment income (loss)             (10)           (317)          (12)      7,351               --           2
                                          ----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS FROM CORRESPONDING
  PORTFOLIO (NOTE A)
    Net realized gain (loss) on
      investment securities                      196           4,459           279      45,924                3         429
    Net realized gain on option
      contracts                                   --              --            --          --               --          --
    Net realized gain (loss) on
      financial futures contracts                (24)             --            --          --               --          --
    Net realized loss on foreign
      currency transactions                      (36)             --            --          --               --          --
    Net realized loss on equity swap
      contracts                                   (1)             --            --          --               --          --
    Change in net unrealized
      appreciation (depreciation) of
      investment securities, financial
      futures contracts, option
      contracts, equity swap contracts,
      translation of assets and
      liabilities in foreign currencies,
      and foreign currency contracts             314          12,225           209     141,300              (17)      4,701
                                          ----------------------------------------------------------------------------------
        Net gain (loss) on investments
          from corresponding Portfolio
          (Note A)                               449          16,684           488     187,224              (14)      5,130
                                          ----------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations                           $ 439         $16,367         $ 476    $194,575         $    (14)   $  5,132
                                          ----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                       EQUITY TRUST

                                              FOCUS                    GENESIS
                                              TRUST                     TRUST
                                              Year                      Year
                                              Ended                     Ended
                                           August 31,                August 31,
(000'S OMITTED)                        1999         1998         1999         1998
                                     -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)     $    (160)   $     374    $   3,994    $   5,007
    Net realized gain (loss) on
      investments from
      corresponding Portfolio
      (Note A)                          15,737       (5,390)     (50,517)       7,821
    Change in net unrealized
      appreciation (depreciation)
      of investments from
      corresponding Portfolio
      (Note A)                          55,767      (41,253)     178,420     (208,363)
                                     -------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations                        71,344      (46,269)     131,897     (195,535)
                                     -------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                 (312)         (80)      (5,066)          --
    Net realized gain on
      investments                           --       (3,917)      (8,444)      (4,127)
                                     -------------------------------------------------
    Total distributions to
      shareholders                        (312)      (3,997)     (13,510)      (4,127)
                                     -------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold           72,867      167,271      577,427      930,187
    Proceeds from reinvestment of
      dividends and distributions          311        3,473       11,221        3,118
    Payments for shares redeemed      (121,354)     (88,211)    (820,431)    (411,875)
                                     -------------------------------------------------
    Net increase (decrease) from
      Trust share transactions         (48,176)      82,533     (231,783)     521,430
                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                22,856       32,267     (113,396)     321,768
NET ASSETS:
    Beginning of year                  193,164      160,897      704,505      382,737
                                     -------------------------------------------------
    End of year                      $ 216,020    $ 193,164    $ 591,109    $ 704,505
                                     -------------------------------------------------
    Accumulated undistributed net
      investment income (loss) at
      end of year                    $      --    $     223    $   2,832    $   5,007
                                     -------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                 3,256        7,536       29,655       41,459
    Issued on reinvestment of
      dividends and distributions           14          174          569          144
    Redeemed                            (5,395)      (4,005)     (41,810)     (18,685)
                                     -------------------------------------------------
    Net increase (decrease) in
      shares outstanding                (2,125)       3,705      (11,586)      22,918
                                     -------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                                                       EQUITY TRUST

                                                                       INTERNATIONAL
                                                                           TRUST
                                                                               Period from
                                                                                June 29,
                                             GUARDIAN                             1998               MANHATTAN
                                               TRUST                           (Commencement           TRUST
                                                                                   of
                                               Year                 Year       Operations)             Year
                                               Ended                Ended          to                  Ended
                                            August 31,           August 31,    August 31,           August 31,
                                        1999          1998          1999          1998          1999          1998
                                     ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)     $    9,749    $   11,466    $      (10)   $       (2)   $     (317)   $     (297)
    Net realized gain (loss) on
      investments from
      corresponding Portfolio
      (Note A)                          230,720       157,109           135           (77)        4,459         2,923
    Change in net unrealized
      appreciation (depreciation)
      of investments from
      corresponding Portfolio
      (Note A)                          157,393      (546,539)          314          (344)       12,225        (8,490)
                                     ---------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations                        397,862      (377,964)          439          (423)       16,367        (5,864)
                                     ---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                (8,934)      (12,284)           --            --            --            --
    Net realized gain on
      investments                      (143,039)     (161,079)           --            --        (2,903)       (9,083)
                                     ---------------------------------------------------------------------------------
    Total distributions to
      shareholders                     (151,973)     (173,363)           --            --        (2,903)       (9,083)
                                     ---------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold           451,781       740,850         2,030         2,252        39,767        29,973
    Proceeds from reinvestment of
      dividends and distributions       151,733       172,922            --            --         2,902         9,082
    Payments for shares redeemed     (1,127,748)   (1,102,701)       (1,857)          (68)      (56,952)      (29,068)
                                     ---------------------------------------------------------------------------------
    Net increase (decrease) from
      Trust share transactions         (524,234)     (188,929)          173         2,184       (14,283)        9,987
                                     ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                               (278,345)     (740,256)          612         1,761          (819)       (4,960)
NET ASSETS:
    Beginning of year                 1,529,496     2,269,752         1,761            --        46,103        51,063
                                     ---------------------------------------------------------------------------------
    End of year                      $1,251,151    $1,529,496    $    2,373    $    1,761    $   45,284    $   46,103
                                     ---------------------------------------------------------------------------------
    Accumulated undistributed net
      investment income (loss) at
      end of year                    $    2,288    $    1,493    $       (6)   $       --    $       --    $       --
                                     ---------------------------------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                 26,757        38,806           130           132         2,854         2,011
    Issued on reinvestment of
      dividends and distributions         9,378        10,159            --            --           200           695
    Redeemed                            (67,053)      (58,140)         (117)           (5)       (4,012)       (1,971)
                                     ---------------------------------------------------------------------------------
    Net increase (decrease) in
      shares outstanding                (30,918)       (9,175)           13           127          (958)          735
                                     ---------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                            EQUITY TRUST

                                             MILLENNIUM
                                               TRUST
                                            Period from
                                          November 4, 1998
                                           (Commencement
                                           of Operations)
                                                 to
                                             August 31,
(000'S OMITTED)                                1999
                                          ----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)                  $   (12)
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                              279
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                              209
                                          ----------------
    Net increase (decrease) in net
      assets resulting from operations                476
                                          ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                              --
    Net realized gain on investments                   --
                                          ----------------
    Total distributions to shareholders                --
                                          ----------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                       2,890
    Proceeds from reinvestment of
      dividends and distributions                      --
    Payments for shares redeemed                   (1,166)
                                          ----------------
    Net increase (decrease) from Trust
      share transactions                            1,724
                                          ----------------
NET INCREASE (DECREASE) IN NET ASSETS               2,200
NET ASSETS:
    Beginning of year                                  --
                                          ----------------
    End of year                                   $ 2,200
                                          ----------------
    Accumulated undistributed net
      investment income (loss) at end of
      year                                        $    --
                                          ----------------
NUMBER OF TRUST SHARES:
    Sold                                              193
    Issued on reinvestment of dividends
      and distributions                                --
    Redeemed                                          (72)
                                          ----------------
    Net increase (decrease) in shares
      outstanding                                     121
                                          ----------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                                      EQUITY TRUST                         EQUITY ASSETS
                                                                     REGENCY
                                                                      TRUST                  SOCIALLY
                                            PARTNERS                                        RESPONSIVE
                                              TRUST                Period from                 TRUST
                                                                  June 10, 1999
                                              Year                (Commencement                Year
                                              Ended             of Operations) to              Ended
                                           August 31,               August 31,              August 31,
                                       1999         1998              1999              1999         1998
                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)     $   7,351    $   5,089              $      --    $       2    $      39
    Net realized gain (loss) on
      investments from
      corresponding Portfolio
      (Note A)                          45,924       29,585                      3          429          113
    Change in net unrealized
      appreciation (depreciation)
      of investments from
      corresponding Portfolio
      (Note A)                         141,300     (140,295)                   (17)       4,701       (1,847)
                                     ------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations                       194,575     (105,621)                   (14)       5,132       (1,695)
                                     ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   --       (2,430)                    --          (42)          (8)
    Net realized gain on
      investments                      (22,347)     (53,755)                    --         (139)         (82)
                                     ------------------------------------------------------------------------
    Total distributions to
      shareholders                     (22,347)     (56,185)                    --         (181)         (90)
                                     ------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold          389,153      597,753                    488       11,886        9,617
    Proceeds from reinvestment of
      dividends and distributions       22,046       54,739                     --          181           90
    Payments for shares redeemed      (462,985)    (231,594)                  (117)      (5,139)      (2,238)
                                     ------------------------------------------------------------------------
    Net increase (decrease) from
      Trust share transactions         (51,786)     420,898                    371        6,928        7,469
                                     ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                               120,442      259,092                    357       11,879        5,684
NET ASSETS:
    Beginning of year                  729,666      470,574                     --       13,416        7,732
                                     ------------------------------------------------------------------------
    End of year                      $ 850,108    $ 729,666              $     357    $  25,295    $  13,416
                                     ------------------------------------------------------------------------
    Accumulated undistributed net
      investment income (loss) at
      end of year                    $   7,351    $      --              $      --    $      --    $      32
                                     ------------------------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                21,341       32,171                     48          862          753
    Issued on reinvestment of
      dividends and distributions        1,228        3,207                     --           14            8
    Redeemed                           (25,015)     (12,535)                   (11)        (382)        (176)
                                     ------------------------------------------------------------------------
    Net increase (decrease) in
      shares outstanding                (2,446)      22,843                     37          494          585
                                     ------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Equity Trust and Equity Assets

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Focus Trust ("Focus"), Neuberger Berman Genesis Trust ("Genesis"), Neuberger Berman Guardian Trust ("Guardian"), Neuberger Berman International Trust ("International"), Neuberger Berman Manhattan Trust ("Manhattan"), Neuberger Berman Millennium Trust ("Millennium"), Neuberger Berman Partners Trust ("Partners"), and Neuberger Berman Regency Trust ("Regency") are separate operating series of Neuberger Berman Equity Trust ("Equity Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. Neuberger Berman Socially Responsive Trust ("Socially Responsive") is a separate operating series of Neuberger Berman Equity Assets ("Equity Assets"), a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1993. These nine aforementioned series are collectively referred to as the "Funds." Equity Trust and Equity Assets (collectively, the "Trusts") are registered as diversified, open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). International, Millennium, and Regency had no operations until June 29, 1998, November 4, 1998, and June 10, 1999, respectively, other than matters relating to their organization and registration as diversified, open-end management investment companies under the 1940 Act, and registration of their shares under the 1933 Act. The trustees of the Trusts may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Equity Managers Trust (Global Managers Trust with respect to International) (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (14.01%, 34.11%, 26.50%, 2.01%, 7.39%, 3.22%, 22.53%, 4.26%, and 6.36%, for
   Focus, Genesis, Guardian, International, Manhattan, Millennium, Partners, Regency, and Socially Responsive, respectively, at August 31, 1999). 63.74% of Neuberger Berman Socially Responsive Portfolio is held by another regulated investment company, which has decided to redeem its interest in the Portfolio subsequent to August 31, 1999. Neuberger Berman

   Management Inc. ("Management") is endeavoring to carry out this transaction in a way that would minimize the effect on the Portfolio. The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of Focus, Genesis, Guardian, International, Manhattan, Partners, and Socially Responsive to continue to and the intention of Millennium and Regency to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. Income dividends and distributions from net realized capital gains, if any, are normally distributed in December. Guardian generally distributes substantially all of its net investment income, if any, at the end of each calendar quarter. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($2,348,587 expiring in 2007 for Genesis, determined as of August 31, 1999), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. For the year ended August 31, 1999, Focus and Socially Responsive hereby designate an additional $89,437 and $7,733, respectively, as capital gain distributions for purposes of the dividend paid deduction.

5) ORGANIZATION EXPENSES: Expenses incurred by International and Socially Responsive in connection with their organization are being amortized on a straight-line basis over a five-year period. At August 31, 1999, the unamortized balance of such expenses amounted to $70,052 and $56,800, for International and Socially Responsive, respectively.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trusts with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.40% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   For Regency, Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan provides that, as compensation for administrative and other services provided to Regency, Management's activities and expenses related to the sale and distribution of Fund shares, and ongoing services provided to investors in the Fund, Management receives from Regency a fee at the annual rate of 0.10% of the Fund's average daily net assets. Management pays this amount to institutions that distribute Fund shares and provide services to the Fund and its shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by Regency during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.
   Management has voluntarily undertaken to reimburse each Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, by more than 0.10% (for International, Millennium, and Regency, not to exceed 1.70%, 1.75%, and 1.50%, respectively) the expense ratio per annum (each an "Expense Limitation") of a certain other mutual fund ("Sister Fund") which also invests in the same Portfolio. Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For Regency, Management has contractually undertaken to reimburse any excess Operating Expenses through December 31, 2002. For the year ended August 31, 1999, such excess expenses amounted to $58,587, $89,443, $37,105, $115,640, $72,144, and $101,048, for Focus, International, Manhattan,
Millennium, Regency, and Socially Responsive, respectively. For the year ended August 31, 1999, there was no reimbursement of expenses by Management to Genesis, Guardian, and Partners. Millennium has agreed to repay Management through December 31, 2000, for its excess Operating Expenses that Management reimbursed through December 31, 1999, so long as Millennium's Operating Expenses during that period do not exceed its Expense Limitation. For the year ended August 31, 1999, Millennium has not reimbursed Management. Regency has agreed to repay Management through December 31, 2005, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayments are made within three years after the year in which Management issued the reimbursement. For the period ended August 31, 1999, Regency has not reimbursed Management.
   Since inception of Regency, Management has voluntarily undertaken to pay certain expenses of the Fund as an advance. These expenses will be repaid by the Fund to Management in the future, and are included under the caption Payable for Fund expenses in the Statements of Assets and Liabilities.
   As of August 31, 1999, all of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trusts are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor (except from Regency) and no commissions for sales or redemptions of shares of beneficial interest of each Fund, but receives fees from Regency under the Plan, as described above.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between each Portfolio and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan had agreed to reimburse each Portfolio for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $170 and $340, $279 and $1,873, $695 and $473, $14 and $41, $82 and $379, $24 and $55, $632 and
$480, $3 and $0, and $11 and $24, for Focus, Genesis, Guardian, International, Manhattan, Millennium, Partners, Regency, and Socially Responsive, respectively.

NOTE C  -- INVESTMENT TRANSACTIONS:
   During the year ended August 31, 1999, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                           ADDITIONS      REDUCTIONS
-------------------------------------------------------------------------------------

FOCUS                                                     $ 31,849,000   $ 81,132,000

GENESIS                                                    215,749,000    459,911,000

GUARDIAN                                                   147,904,000    842,135,000

INTERNATIONAL                                                1,941,000      1,851,000

MANHATTAN                                                   27,299,000     44,833,000

MILLENNIUM                                                   2,823,000      1,105,000

PARTNERS                                                   161,127,000    242,301,000

REGENCY                                                        489,000        121,000

SOCIALLY RESPONSIVE                                          9,991,000      3,312,000

At August 31, 1999, Neuberger Berman International Portfolio's cost of investments for U.S. Federal income tax purposes was $84,361,000. Gross unrealized appreciation of investments was $37,716,000 and gross unrealized depreciation of investments was $2,829,000, resulting in net unrealized appreciation of $34,887,000, based on cost for U.S. Federal income tax purposes.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Focus Trust(1)(2)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
Net Asset Value, Beginning of Year                            $17.14         $21.27         $14.83         $14.41         $11.36
                                                             --------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)                                (.02)           .03            .01            .06            .05
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                6.53          (3.66)          6.49            .46           3.05
                                                             --------------------------------------------------------------------
      Total From Investment Operations                          6.51          (3.63)          6.50            .52           3.10
                                                             --------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                      (.03)          (.01)          (.06)          (.02)          (.05)
    Distributions (from net capital gains)                        --           (.49)            --           (.08)            --
                                                             --------------------------------------------------------------------
      Total Distributions                                       (.03)          (.50)          (.06)          (.10)          (.05)
                                                             --------------------------------------------------------------------
Net Asset Value, End of Year                                  $23.62         $17.14         $21.27         $14.83         $14.41
                                                             --------------------------------------------------------------------
Total Return(3)                                               +38.07%        -17.45%        +43.93%         +3.62%        +27.44%
                                                             --------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                     $216.0         $193.2         $160.9         $ 55.6         $ 14.5
                                                             --------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)             .95%           .94%           .96%           .99%            --
                                                             --------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(5)               .95%           .94%           .96%           .99%           .96%
                                                             --------------------------------------------------------------------
    Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                     (.07%)          .17%           .11%           .63%           .67%
                                                             --------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Genesis Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                               Year Ended August 31,
                                    1999      1998      1997      1996      1995
                                   ----------------------------------------------
Net Asset Value, Beginning of
 Year                              $17.28    $21.45    $14.99    $12.65    $10.59
                                   ----------------------------------------------
Income From Investment
 Operations
    Net Investment Income
     (Loss)                           .13       .12      (.01)     (.02)     (.01)
    Net Gains or Losses on
     Securities (both realized
     and unrealized)                 3.17     (4.14)     6.61      2.68      2.08
                                   ----------------------------------------------
      Total From Investment
       Operations                    3.30     (4.02)     6.60      2.66      2.07
                                   ----------------------------------------------
Less Distributions
    Dividends (from net
     investment income)              (.12)       --        --        --        --
    Distributions (from net
     capital gains)                  (.20)     (.15)     (.14)     (.32)     (.01)
                                   ----------------------------------------------
      Total Distributions            (.32)     (.15)     (.14)     (.32)     (.01)
                                   ----------------------------------------------
Net Asset Value, End of Year       $20.26    $17.28    $21.45    $14.99    $12.65
                                   ----------------------------------------------
Total Return(3)                    +19.15%   -18.88%   +44.31%   +21.44%   +19.51%
                                   ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)                 $591.1    $704.5    $382.7    $ 65.2    $ 30.6
                                   ----------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(4)           1.23%     1.17%     1.26%     1.38%       --
                                   ----------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets              1.23%     1.17%(5)   1.25%(5)   1.38%(5)   1.42%(5)
                                   ----------------------------------------------
    Ratio of Net Investment
     Income (Loss) to Average
     Net Assets                       .54%      .68%     (.16%)    (.27%)    (.24%)
                                   ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Guardian Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                   Year Ended August 31,
                                     1999        1998        1997        1996       1995
                                   ------------------------------------------------------
Net Asset Value, Beginning of
 Year                              $  14.24    $  19.47    $  14.24    $  13.83    $11.27
                                   ------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income               .12         .09         .08         .16       .13
    Net Gains or Losses on
     Securities (both realized
     and unrealized)                   3.57       (3.93)       5.48         .55      2.55
                                   ------------------------------------------------------
      Total From Investment
       Operations                      3.69       (3.84)       5.56         .71      2.68
                                   ------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)                (.10)       (.10)       (.10)       (.14)     (.12)
    Distributions (from net
     capital gains)                   (1.47)      (1.29)       (.23)       (.16)       --
                                   ------------------------------------------------------
      Total Distributions             (1.57)      (1.39)       (.33)       (.30)     (.12)
                                   ------------------------------------------------------
Net Asset Value, End of Year       $  16.36    $  14.24    $  19.47    $  14.24    $13.83
                                   ------------------------------------------------------
Total Return(3)                      +26.07%     -20.88%     +39.56%      +5.19%   +24.01%
                                   ------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)                 $1,251.2    $1,529.5    $2,269.8    $1,340.1    $683.1
                                   ------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(4)              .88%        .87%        .88%        .92%       --
                                   ------------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets                 .88%        .87%        .88%        .92%(5)    .90%(5)
                                   ------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets                             .65%        .50%        .47%       1.26%     1.35%
                                   ------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          International Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                    Period from
                                                                                June 29, 1998(6) to
                                                      Year Ended August 31,         August 31,
                                                          1999                      1998
                                                      ---------------------------------------------
Net Asset Value, Beginning of Year                           $13.87                   $17.13
                                                      ---------------------------------------------
Income From Investment Operations
    Net Investment Loss                                        (.07)                    (.02)
    Net Gains or Losses on Securities (both
     realized and unrealized)                                  3.12                    (3.24)
                                                      ---------------------------------------------
      Total From Investment Operations                         3.05                    (3.26)
                                                      ---------------------------------------------
Net Asset Value, End of Year                                 $16.92                   $13.87
                                                      ---------------------------------------------
Total Return(3)                                              +21.99%                  -19.03%(7)
                                                      ---------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                    $  2.4                   $  1.8
                                                      ---------------------------------------------
    Ratio of Gross Expenses to Average Net
     Assets(4)                                                 1.70%                    1.70%(8)
                                                      ---------------------------------------------
    Ratio of Net Expenses to Average Net Assets(5)             1.70%                    1.70%(8)
                                                      ---------------------------------------------
    Ratio of Net Investment Loss to Average Net
     Assets                                                    (.49%)                   (.54%)(8)
                                                      ---------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Manhattan Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
Net Asset Value, Beginning of Year                            $11.61         $15.77         $12.18         $12.99         $10.37
                                                             --------------------------------------------------------------------
Income From Investment Operations
    Net Investment Loss                                         (.11)          (.07)          (.04)          (.04)            --
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                4.29          (1.40)          4.55           (.34)          2.67
                                                             --------------------------------------------------------------------
      Total From Investment Operations                          4.18          (1.47)          4.51           (.38)          2.67
                                                             --------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                        --             --             --             --           (.01)
    Distributions (from net capital gains)                      (.77)         (2.69)          (.92)          (.43)          (.04)
                                                             --------------------------------------------------------------------
      Total Distributions                                       (.77)         (2.69)          (.92)          (.43)          (.05)
                                                             --------------------------------------------------------------------
Net Asset Value, End of Year                                  $15.02         $11.61         $15.77         $12.18         $12.99
                                                             --------------------------------------------------------------------
Total Return(3)                                               +36.24%        -11.23%        +38.84%         -2.98%        +25.90%
                                                             --------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                     $ 45.3         $ 46.1         $ 51.1         $ 48.2         $ 35.6
                                                             --------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)            1.11%          1.04%          1.09%          1.08%            --
                                                             --------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(5)              1.11%          1.04%          1.09%          1.08%          1.06%
                                                             --------------------------------------------------------------------
    Ratio of Net Investment Loss to Average Net Assets          (.61%)         (.52%)         (.30%)         (.38%)         (.03%)
                                                             --------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Millennium Trust(1)
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Period from
                                                    November 4, 1998(6) to
                                                          August 31,
                                                         1999
                                                    ----------------------
Net Asset Value, Beginning of Period                        $10.00
                                                    ----------------------
Income From Investment Operations
    Net Investment Loss                                       (.10)
    Net Gains or Losses on Securities (both
     realized and unrealized)                                 8.30
                                                    ----------------------
      Total From Investment Operations                        8.20
                                                    ----------------------
Net Asset Value, End of Period                              $18.20
                                                    ----------------------
Total Return(3)(7)                                          +82.00%
                                                    ----------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                 $  2.2
                                                    ----------------------
    Ratio of Gross Expenses to Average Net
     Assets(4)(8)                                             1.76%
                                                    ----------------------
    Ratio of Net Expenses to Average Net
     Assets(5)(8)                                             1.75%
                                                    ----------------------
    Ratio of Net Investment Loss to Average Net
     Assets(8)                                               (1.24%)
                                                    ----------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Partners Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                      Year Ended August 31,
                                                        1999       1998       1997       1996       1995
                                                       ---------------------------------------------------
Net Asset Value, Beginning of Year                     $15.24     $18.80     $13.39     $12.68     $10.54
                                                       ---------------------------------------------------
Income From Investment Operations
    Net Investment Income                                 .16        .11        .07        .08        .05
    Net Gains or Losses on Securities (both
     realized and unrealized)                            3.77      (1.82)      6.06       1.59       2.19
                                                       ---------------------------------------------------
      Total From Investment Operations                   3.93      (1.71)      6.13       1.67       2.24
                                                       ---------------------------------------------------
Less Distributions
    Dividends (from net investment income)                 --       (.08)      (.08)      (.07)      (.02)
    Distributions (from net capital gains)               (.46)     (1.77)      (.64)      (.89)      (.08)
                                                       ---------------------------------------------------
      Total Distributions                                (.46)     (1.85)      (.72)      (.96)      (.10)
                                                       ---------------------------------------------------
Net Asset Value, End of Year                           $18.71     $15.24     $18.80     $13.39     $12.68
                                                       ---------------------------------------------------
Total Return(3)                                        +25.91%    -10.15%    +47.11%    +13.76%    +21.52%
                                                       ---------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)              $850.1     $729.7     $470.6     $128.5     $ 61.3
                                                       ---------------------------------------------------
    Ratio of Gross Expenses to Average Net
     Assets(4)                                            .91%       .90%       .91%       .94%        --
                                                       ---------------------------------------------------
    Ratio of Net Expenses to Average Net Assets           .91%       .90%(5)    .91%(5)    .94%(5)    .92%(5)
                                                       ---------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets                                               .83%       .70%       .64%       .84%       .81%
                                                       ---------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Regency Trust(1)
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Period from
                                          June 10, 1999(6)
                                                 to
                                             August 31,
                                             1999
                                          ----------------
Net Asset Value, Beginning of Period           $10.00
                                          ----------------
Income From Investment Operations
    Net Investment Income                         .01
    Net Gains or Losses on Securities
     (both realized and unrealized)              (.25)
                                          ----------------
      Total From Investment Operations           (.24)
                                          ----------------
Net Asset Value, End of Period                 $ 9.76
                                          ----------------
Total Return(3)(7)                              -2.40%
                                          ----------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $  0.4
                                          ----------------
    Ratio of Gross Expenses to Average
     Net Assets(4)(8)                            1.51%
                                          ----------------
    Ratio of Net Expenses to Average Net
     Assets(5)(8)                                1.50%
                                          ----------------
    Ratio of Net Investment Income to
     Average Net Assets(8)                        .57%
                                          ----------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Socially Responsive Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                  Period from
                                                                                              March 3, 1997(6) to
                                                                Year Ended August 31,             August 31,
                                                                1999             1998                1997
                                                              ---------------------------------------------------
Net Asset Value, Beginning of Year                             $10.64           $11.43              $10.00
                                                              ---------------------------------------------------
Income From Investment Operations
    Net Investment Income                                          --              .03                  --
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                 3.90             (.71)               1.43
                                                              ---------------------------------------------------
      Total From Investment Operations                           3.90             (.68)               1.43
                                                              ---------------------------------------------------
Less Distributions
    Dividends (from net investment income)                       (.03)            (.01)                 --
    Distributions (from net capital gains)                       (.10)            (.10)                 --
                                                              ---------------------------------------------------
      Total Distributions                                        (.13)            (.11)                 --
                                                              ---------------------------------------------------
Net Asset Value, End of Year                                   $14.41           $10.64              $11.43
                                                              ---------------------------------------------------
Total Return(3)                                                +36.76%           -6.05%             +14.30%(7)
                                                              ---------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                      $ 25.3           $ 13.4              $  7.7
                                                              ---------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)             1.20%            1.20%               1.58%(8)
                                                              ---------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(5)               1.20%            1.20%               1.58%(8)
                                                              ---------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets          .01%             .33%                .06%(8)
                                                              ---------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                 August 31, 1999
----------------------------------------------------------------------
          Equity Trust and Equity Assets
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Prior to January 1, 1995, its name was Neuberger&Berman Selected Sectors
   Trust.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. In addition, for Genesis, total return would have been lower if the investment manager had not waived a portion of the management fee.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                             Year Ended August 31,
FOCUS                                     1999          1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------
Net Expenses                              .98%          .97%         1.06%         1.27%         2.50%
                                        ----------------------------------------------------------------

                                                                    Year Ended
                                                                    August 31,
GUARDIAN                                                        1996          1995
------------------------------------------------------------------------------------
Net Expenses                                                    .92%          .96%
                                                              ----------------------

                                                                            Period from
                                                          Year Ended      June 29, 1998 to
                                                          August 31,         August 31,
INTERNATIONAL                                                1999               1998
------------------------------------------------------------------------------------------
Net Expenses                                                5.98%              6.02%
                                                          --------------------------------

                                                             Year Ended August 31,
MANHATTAN                                 1999          1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------
Net Expenses                             1.18%         1.15%         1.23%         1.25%         1.46%
                                        ----------------------------------------------------------------

                                                                      Period from
                                                                  November 4, 1998 to
                                                                      August 31,
MILLENNIUM                                                               1999
-------------------------------------------------------------------------------------
Net Expenses                                                             13.39%
                                                                  -------------------

                                                                Year Ended August 31,
PARTNERS                                            1998          1997          1996          1995
----------------------------------------------------------------------------------------------------
Net Expenses                                        .91%          .94%         1.06%         1.24%
                                                  --------------------------------------------------

                                                                Period from
                                                              June 10, 1999 to
                                                                 August 31,
REGENCY                                                             1999
------------------------------------------------------------------------------
Net Expenses                                                      129.45%
                                                              ----------------

                                                                                 Period from
                                                         Year Ended            March 3, 1997 to
                                                         August 31,               August 31,
SOCIALLY RESPONSIVE                                  1999          1998              1997
-----------------------------------------------------------------------------------------------
Net Expenses                                        1.72%         2.05%              3.33%
                                                   --------------------------------------------

   After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements and/or the waiver of a portion of the management fee by the investment manager as described in Note B of Notes to Financial Statements of Neuberger Berman Genesis Portfolio. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                Year Ended August 31,
GENESIS                                             1998          1997          1996          1995
----------------------------------------------------------------------------------------------------
Net Expenses                                       1.19%         1.35%         1.65%         1.78%
                                                  --------------------------------------------------

6) The date investment operations commenced.
7) Not annualized.
8) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Neuberger Berman Equity Trust and
Shareholders of Neuberger Berman Manhattan Trust,
Neuberger Berman Millennium Trust, and
Neuberger Berman Regency Trust

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman Manhattan Trust, Neuberger Berman Millennium Trust, and Neuberger Berman Regency Trust, collectively (the "Trust"), at August 31, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 8, 1999

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Neuberger Berman Equity Assets and
Shareholders of Neuberger Berman Socially Responsive Trust

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman Socially Responsive Trust (the "Trust") at August 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 8, 1999

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Equity Trust and
Shareholders of:
Neuberger Berman Focus Trust
Neuberger Berman Genesis Trust
Neuberger Berman Guardian Trust
Neuberger Berman International Trust and
Neuberger Berman Partners Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger Berman Focus Trust, Neuberger Berman Genesis Trust, Neuberger Berman Guardian Trust, Neuberger Berman International Trust, and Neuberger Berman Partners Trust, five of the series constituting the Neuberger Berman Equity Trust (the "Trust"), as of August 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger Berman Equity Trust at August 31, 1999, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   [Signature]
                                              /s/ Ernst & Young LLP
                                 Boston, Massachusetts
                                 October 1, 1999

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------
          Focus Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Citigroup Inc.                                  9.1%
 2.  Chase Manhattan                                 7.3%
 3.  Capital One Financial                           6.8%
 4.  Morgan Stanley Dean Witter                      5.7%
 5.  Compuware Corp.                                 5.1%
 6.  Countrywide Credit Industries                   4.9%
 7.  Wellpoint Health Networks                       4.9%
 8.  BankBoston Corp.                                3.3%
 9.  Rational Software                               3.1%
10.  Atmel Corp.                                     3.1%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (96.6%)
AUTOMOTIVE (3.0%)
   705,000  General Motors                   $   46,618
                                             ----------
FINANCIAL SERVICES (47.1%)
   833,000  Bank One                             33,424
 1,090,000  BankBoston Corp.                     50,617
 2,767,500  Capital One Financial               104,473
 1,355,000  Chase Manhattan                     113,397
 3,183,375  Citigroup Inc.                      141,461
 2,381,000  Countrywide Credit Industries        76,490
   560,000  Hartford Financial Services Group      25,445
 1,025,000  Morgan Stanley Dean Witter           87,958
   568,700  Nationwide Financial Services        20,758
   390,000  Providian Financial                  30,274
 1,243,000  Travelers Property Casualty          44,126
                                             ----------
                                                728,423
                                             ----------
HEALTH CARE (6.4%)
 1,865,990  Foundation Health Systems        $   23,791(2)
 1,040,000  Wellpoint Health Networks            75,790(2)
                                             ----------
                                                 99,581
                                             ----------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
RETAIL (10.8%)
 1,800,000  Furniture Brands International       36,113(2)
 1,638,400  Jones Apparel Group                  42,496(2)
 1,048,700  Kmart Corp.                          13,174(2)
   345,000  Payless ShoeSource                   17,207(2)
   995,000  Promus Hotel                         28,917(2)
 1,525,000  Sterling Commerce                    29,166(2)
                                             ----------
                                                167,073
                                             ----------
TECHNOLOGY (29.3%)
 1,380,000  3Com Corp.                           34,241(2)
 1,200,000  Atmel Corp.                          47,175(2)
   504,000  Autodesk, Inc.                       11,592
   657,000  BMC Software                         35,355(2)
 1,185,000  Compaq Computer                      27,477(3)
 2,594,800  Compuware Corp.                      78,331(2)
   175,000  Lattice Semiconductor                10,784(2)
   605,000  Microchip Technology                 33,124(2)
 1,150,000  Oracle Corp.                         41,975(2)
 1,302,500  Photronics, Inc.                     31,097(2)(4)
 1,795,000  Rational Software                    48,577(2)
   495,000  Tech Data                            18,346(2)
   420,000  Texas Instruments                    34,466
                                             ----------
                                                452,540
                                             ----------
            TOTAL COMMON STOCKS (COST $987,085)   1,494,235
                                             ----------

                                               Market
                                              Value(1)
Principal                                      (000's
  Amount                                      omitted)
----------                                   ----------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------

          Focus Portfolio (Cont'd)

                                               Market
                                              Value(1)
Principal                                      (000's
  Amount                                      omitted)
----------                                   ----------
REPURCHASE AGREEMENTS (1.5%)
$22,890,000 State Street Bank and Trust Co.
             Repurchase Agreement, 5.25%,
             due 9/1/99, dated 8/31/99, Maturity
             Value $22,893,338, Collateralized by
             $22,645,000 U.S. Treasury Bonds, 8.25%,
             due 5/15/05 (Collateral Value
             $23,579,106)  (COST $22,890)    $   22,890(5)
                                             ----------
SHORT-TERM INVESTMENTS (0.5%)
 7,114,402  N&B Securities Lending Quality Fund, LLC
              (COST $7,114)                       7,114(5)
                                             ----------
            TOTAL INVESTMENTS (98.6%) (COST
             $1,017,089)                      1,524,239(6)
            Cash, receivables and other assets, less
             liabilities (1.4%)                  22,159
                                             ----------
            TOTAL NET ASSETS (100.0%)        $1,546,398
                                             ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------
          Genesis Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Alliant Techsystems                             2.8%
 2.  Dallas Semiconductor                            2.7%
 3.  Newport News Shipbuilding                       2.4%
 4.  Zebra Technologies                              2.2%
 5.  AAR Corp.                                       2.2%
 6.  AptarGroup Inc.                                 2.1%
 7.  Trigon Healthcare                               2.0%
 8.  Webster Financial                               1.8%
 9.  United Stationers                               1.7%
10.  Cordant Technologies                            1.6%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (96.5%)
AEROSPACE (6.7%)
 1,771,350  AAR Corp.                        $   37,863(4)
 1,219,500  Aviall Inc.                          13,567(2)(4)
   658,700  Cordant Technologies                 27,254
   478,300  DONCASTERS PLC ADR                    6,636(2)(4)
   299,850  Ducommun Inc.                         3,598(2)
   205,400  Howmet International                  3,672(2)
   425,000  Ladish Co.                            2,975(2)
   344,700  Moog, Inc. Class A                   11,289(2)
   471,500  Orbital Sciences                     10,461(2)
                                             ----------
                                                117,315
                                             ----------
AUTOMOTIVE (0.7%)
   607,200  Donaldson Co.                        11,916
                                             ----------
BANKING & FINANCIAL (7.2%)
   534,200  Bank United                          18,330
   573,100  Community First Bankshares           11,766
   667,600  Cullen/Frost Bankers                 17,441
   331,400  Highland Bancorp                      6,172(4)
   291,000  Ocean Financial                  $    5,202
 1,008,300  Peoples Heritage Financial Group      16,952
   116,212  Queens County Bancorp                 3,196
   726,675  Sterling Bancshares                   8,720
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
   300,350  Texas Regional Bancshares             7,678
 1,163,400  Webster Financial                    31,339
                                             ----------
                                                126,796
                                             ----------
BASIC MATERIALS (0.5%)
   230,200  Lone Star Industries                  7,913
                                             ----------
BUILDING, CONSTRUCTION & FURNISHING (1.1%)
   294,800  Lincoln Electric Holdings             5,970
   273,600  Simpson Manufacturing                14,090(2)
                                             ----------
                                                 20,060
                                             ----------
BUSINESS SERVICES (3.0%)
 1,075,600  Davox Corp.                          14,991(2)(4)
   343,500  Fair, Isaac & Co.                     9,704
   418,300  Navigant Consulting                  18,353(2)
   209,000  Valassis Communications               9,144(2)
                                             ----------
                                                 52,192
                                             ----------
CONSUMER CYCLICALS (0.4%)
   417,600  Coachmen Industries                   6,603
                                             ----------
CONSUMER PRODUCTS & SERVICES (5.7%)
   801,000  Alberto-Culver Class A               17,272
   530,637  Block Drug                           21,325
   101,800  Bush Boake Allen                      2,653(2)
   521,300  Church & Dwight                      24,241
   349,800  Matthews International                9,488
 1,086,800  Ruddick Corp.                        20,174
   462,000  The First Years                       4,995
                                             ----------
                                                100,148
                                             ----------
DEFENSE (6.1%)
   663,200  Alliant Techsystems              $   48,414(2)(4)
 1,309,100  Newport News Shipbuilding            41,155
   800,400  Primex Technologies                  16,708(4)
                                             ----------
                                                106,277
                                             ----------
DIAGNOSTIC EQUIPMENT (0.3%)
   906,500  ADAC Laboratories                     5,326
                                             ----------
ELECTRONICS (4.9%)
   456,900  Benchmark Electronics                16,820(2)
   951,900  Dallas Semiconductor                 48,071

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Genesis Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
   289,800  Etec Systems                         12,751(2)
   172,100  SCI Systems                           8,573(2)
                                             ----------
                                                 86,215
                                             ----------
ENERGY (1.8%)
   692,300  Cabot Oil & Gas                      13,197
   150,000  Cross Timbers Oil                     1,856
   808,290  Swift Energy                         10,205(2)
   875,800  Unit Corp.                            6,733(2)
                                             ----------
                                                 31,991
                                             ----------
HEALTH CARE (9.8%)
   977,800  Acuson Corp.                         15,400(2)
   174,600  Arrow International                   5,063
   275,400  CONMED Corp.                          7,711(2)
   709,000  DENTSPLY International               17,592
 1,207,900  Haemonetics Corp.                    23,630(2)
   885,300  Mentor Corp.                         20,694
   389,950  Patterson Dental                     15,988(2)
   275,000  Respironics, Inc.                     2,733(2)
   503,700  STAAR Surgical                        5,981(2)
   940,700  Trigon Healthcare                    34,159(2)
   679,600  Universal Health Services Class B       22,682(2)
                                             ----------
                                                171,633
                                             ----------
INDUSTRIAL & COMMERCIAL PRODUCTS & SERVICES (7.2%)
   356,300  BMC Industries                   $    4,387
   474,900  Brady Corp.                          14,247
   282,000  Dionex Corp.                         11,227(2)
 1,261,300  Hussmann International               21,442
   369,700  IDEX Corp.                           10,929
   770,200  Kaydon Corp.                         23,636
   183,100  Roper Industries                      6,557
   814,400  SOS Staffing Services                 4,835(2)(4)
 1,247,400  Wallace Computer Services            26,663
   203,750  Woodhead Industries                   2,248
                                             ----------
                                                126,171
                                             ----------
INSURANCE (3.5%)
   910,200  Annuity and Life Re                  20,138
   660,800  FBL Financial Group                  13,092
   857,900  Scottish Annuity & Life Holdings       8,365
   858,700  W. R. Berkley                        19,535
                                             ----------
                                                 61,130
                                             ----------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
LODGING (0.5%)
   846,000  Prime Hospitality                     7,878
                                             ----------
MACHINERY & EQUIPMENT (0.8%)
   686,600  Gardner Denver Machinery             13,174(2)
                                             ----------
OFFICE EQUIPMENT (1.7%)
 1,350,900  United Stationers                    30,564(2)
                                             ----------
OIL SERVICES (9.5%)
   390,700  Cal Dive International               14,700(2)
   748,600  Friede Goldman International          9,170(2)
 1,018,800  Global Industries                    11,398(2)
   938,100  IRI International                     4,397(2)
   619,500  Nabors Industries                    16,843(2)
 1,538,712  National-Oilwell                     26,158(2)
   793,400  Oceaneering International            15,918(2)
   781,600  Offshore Logistics               $    9,135(2)
   777,300  Pride International                  11,562(2)
   579,400  Smith International                  27,051(2)
   636,000  Tuboscope Inc.                        9,262(2)
   513,200  UTI Energy                           10,264(2)
                                             ----------
                                                165,858
                                             ----------
PACKING & CONTAINERS (2.1%)
 1,450,100  AptarGroup Inc.                      37,340
                                             ----------
PUBLISHING & BROADCASTING (2.2%)
   155,239  Hearst-Argyle Television              3,929(2)
   329,300  Houghton Mifflin                     15,724
   467,100  Meredith Corp.                       16,203
    78,866  Pulitzer Inc.                         3,455
                                             ----------
                                                 39,311
                                             ----------
RESTAURANTS (1.2%)
   890,050  Brinker International                21,361(2)
                                             ----------
RETAILING (2.7%)
   527,968  99 Cents Only Stores                 19,007(2)
   471,600  Claire's Stores                       8,872
   340,000  ShopKo Stores                         9,732(2)
   273,800  Whole Foods Market                    9,840(2)
                                             ----------
                                                 47,451
                                             ----------
TECHNOLOGY (8.0%)
   798,700  Analysts International               10,683
   242,000  Black Box                            11,102(2)

                                                                 August 31, 1999
--------------------------------------------------------------------------------

          Genesis Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
   543,600  CACI International                   12,231(2)
 2,201,600  Inprise Corp.                         9,288(2)
   322,400  Jack Henry & Associates              10,478
   250,000  Keane, Inc.                           5,422(2)
 1,507,500  Methode Electronics Class A      $   27,135
 1,009,900  Wind River Systems                   16,095(2)
   812,500  Zebra Technologies                   38,187(2)
                                             ----------
                                                140,621
                                             ----------
TRANSPORTATION, SHIPPING & FREIGHT (0.7%)
   232,900  Air Express International             5,692
   190,900  Circle International Group            4,725
   213,600  Maritrans Inc.                        1,081
                                             ----------
                                                 11,498
                                             ----------
UTILITIES, ELECTRIC & GAS (8.2%)
   834,700  AGL Resources                        15,077
   326,000  Atmos Energy                          8,170
   282,500  Central Hudson Gas & Electric        11,936
   190,200  Connecticut Energy                    7,109
   144,300  Eastern Enterprises                   6,484
   855,200  Montana Power                        26,458
   173,000  National Fuel Gas                     8,142
   180,300  NICOR Inc.                            6,975
   345,900  NUI Corp.                             8,864
   283,100  ONEOK, Inc.                           8,794
   213,500  Otter Tail Power                      8,500
   766,784  Sierra Pacific Resources             18,690
   290,000  Washington Gas Light                  7,739
                                             ----------
                                                142,938
                                             ----------
            TOTAL COMMON STOCKS (COST $1,548,759)   1,689,680
                                             ----------
                                               Market
                                              Value(1)
Principal                                      (000's
  Amount                                      omitted)
----------                                   ----------
REPURCHASE AGREEMENTS (1.5%)
$26,740,000 State Street Bank and Trust Co.
             Repurchase Agreement, 5.25%,
             due 9/1/99, dated 8/31/99, Maturity
             Value $26,743,900, Collateralized by
             $27,405,000 U.S. Treasury Notes,
             5.875%, due 2/15/00 (Collateral Value
             $27,543,505)  (COST $26,740)    $   26,740(5)
                                             ----------
SHORT-TERM INVESTMENTS (3.6%)
10,000,000  American Express Credit Corp., 5.13%,
             due 9/3/99                           9,997
10,000,000  General Electric Capital Corp., 5.23%,
             due 9/8/99                           9,990
42,524,723  N&B Securities Lending Quality Fund, LLC      42,525
                                             ----------
            TOTAL SHORT-TERM INVESTMENTS (COST
             $62,512)                            62,512(5)
                                             ----------
            TOTAL INVESTMENTS (101.6%) (COST
             $1,638,011)                      1,778,932(6)
            Liabilities, less cash, receivables and
             other assets [(1.6%)]              (27,828)
                                             ----------
            TOTAL NET ASSETS (100.0%)        $1,751,104
                                             ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------
          Guardian Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Wellpoint Health Networks                       4.0%
 2.  MCI WorldCom                                    3.1%
 3.  Aetna Inc.                                      3.0%
 4.  Chase Manhattan                                 2.8%
 5.  Capital One Financial                           2.8%
 6.  Wells Fargo                                     2.7%
 7.  Conseco, Inc.                                   2.6%
 8.  IBM                                             2.2%
 9.  Xerox Corp.                                     2.1%
10.  Kimberly-Clark                                  2.1%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (86.0%)
BANKING & FINANCIAL (7.9%)
   792,400  Bank of America                  $   47,940
 1,400,800  BankBoston Corp.                     65,049
 1,576,100  Chase Manhattan                     131,900
 3,174,500  Wells Fargo                         126,385
                                             ----------
                                                371,274
                                             ----------
BASIC MATERIALS (3.5%)
 2,996,000  Cabot Corp.                          69,095
   367,500  International Paper                  17,295
 1,340,200  Lyondell Chemical                    19,517
 2,603,600  Millennium Chemicals                 59,883
                                             ----------
                                                165,790
                                             ----------
CAPITAL GOODS (2.8%)
   425,700  Emerson Electric                     26,659
 4,176,800  Republic Services                    45,423(2)
 1,227,900  SCI Systems                          61,165(2)
                                             ----------
                                                133,247
                                             ----------
COMMUNICATION SERVICES (6.4%)
 1,818,000  AT&T Corp.                           81,810
 1,214,700  Bell Atlantic                        74,401
 1,957,100  MCI WorldCom                        148,250(2)
                                             ----------
                                                304,461
                                             ----------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
CONSUMER CYCLICALS (7.3%)
   479,100  Carnival Corp.                   $   21,410
 4,123,100  Cendant Corp.                        73,958
   525,000  Federated Department Stores          24,150(2)
   976,400  General Motors                       64,564
 2,077,600  Lear Corp.                           83,494(2)
   893,200  Lowe's Cos.                          40,417
 3,545,300  Office Depot                         37,004(2)
                                             ----------
                                                344,997
                                             ----------
CONSUMER STAPLES (5.7%)
 1,106,300  AMFM Inc.                            54,485(2)
 1,715,500  Kimberly-Clark                       97,676
 1,378,600  McDonald's Corp.                     57,040(3)
 1,620,000  Philip Morris                        60,649
                                             ----------
                                                269,850
                                             ----------
ENERGY (9.0%)
   868,500  Amerada Hess                         53,901
   356,400  Chevron Corp.                        32,878
   602,400  Diamond Offshore Drilling            23,042
 1,070,400  Halliburton Co.                      49,640
   680,100  Mobil Corp.                          69,625
   390,500  Royal Dutch Petroleum - NY Shares       24,162
   441,400  Schlumberger Ltd.                    29,464
   787,400  Texaco Inc.                          50,000
   627,700  Transocean Offshore                  21,342
 3,843,700  Union Pacific Resources Group        68,946
                                             ----------
                                                423,000
                                             ----------
FINANCIAL SERVICES (15.6%)
   270,000  American International Group         25,026
 1,327,300  Associates First Capital             45,543
 3,470,800  Capital One Financial               131,023
 1,913,300  Citigroup Inc.                       85,022
 5,175,900  Conseco, Inc.                       124,222
 1,162,900  Countrywide Credit Industries        37,358
 1,658,200  Hartford Financial Services Group  $   75,344
 3,067,100  IndyMac Mortgage Holdings            41,214
   579,500  Morgan Stanley Dean Witter           49,728
   502,100  Progressive Corp.                    51,214
 1,576,000  SLM Holding                          69,640
                                             ----------
                                                735,334
                                             ----------
HEALTH CARE (9.3%)
 1,801,200  Aetna Inc.                          140,043
 2,249,200  American Home Products               93,342

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Guardian Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                   ----------
    98,064  PacifiCare Health Systems             5,884(2)
   200,000  Warner-Lambert                       13,250
 2,582,996  Wellpoint Health Networks           188,236(2)(3)
                                             ----------
                                                440,755
                                             ----------
TECHNOLOGY (15.8%)
   230,000  Apple Computer                       15,008(2)
 1,160,200  Computer Associates                  65,551
   975,000  Compuware Corp.                      29,433(2)
   381,200  Gateway Inc.                         36,953(2)
   678,300  Hewlett-Packard                      71,476
   829,000  IBM                                 103,262
   734,100  Micron Technology                    54,736(2)
   560,000  Nortel Networks                      22,995
 1,728,700  Rational Software                    46,783(2)
 1,366,700  Seagate Technology                   45,357(2)
   699,700  Sun Microsystems                     55,626(2)
   469,500  Teradyne, Inc.                       31,955(2)(3)
   832,400  Texas Instruments                    68,309(3)
 2,097,800  Xerox Corp.                         100,170
                                             ----------
                                                747,614
                                             ----------
TRANSPORTATION (2.7%)
   962,200  AMR Corp.                        $   56,409(2)
 1,031,600  Burlington Northern Santa Fe         29,916
 1,005,000  Continental Airlines Class B         41,017(2)
                                             ----------
                                                127,342
                                             ----------
            TOTAL COMMON
              STOCKS (COST
              $3,473,802)                     4,063,664
                                             ----------
PREFERRED STOCKS (1.6%)
 2,878,900  News Corp. ADR  (COST $76,136)       76,111
                                             ----------
Principal
  Amount
----------
U.S. TREASURY SECURITIES (1.0%)
$50,000,000 U.S. Treasury Bills, 4.60%,
             due 11/18/99  (COST $49,502)        49,502(5)
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.1%)
50,000,000  Federal Home Loan Bank, Discount Notes,
             5.40%, due 9/1/99 (COST $50,000)       50,000(5)
                                             ----------
                                               Market
                                              Value(1)
Principal                                      (000's
  Amount                                      omitted)
----------                                   ----------
REPURCHASE AGREEMENTS (2.4%)
$50,000,000 State Street Bank and Trust Co.
             Repurchase Agreement, 5.25%,
             due 9/1/99, dated 8/31/99, Maturity
             Value $50,007,292, Collateralized by
             $47,855,000 U.S. Treasury Bonds,
             7.875%, due 11/15/07 (Collateral Value
             $51,503,944)                    $   50,000
50,000,000  State Street Bank and Trust Co.
             Repurchase Agreement, 5.25%,
             due 9/1/99, dated 8/31/99, Maturity
             Value $50,007,292, Collateralized by
             $45,880,000 U.S. Treasury Bonds, 7.50%,
             due 11/15/16 (Collateral Value
             $51,500,300)                        50,000
11,170,000  State Street Bank and Trust Co.
             Repurchase Agreement, 5.25%,
             due 9/1/99, dated 8/31/99, Maturity
             Value $11,171,629, Collateralized by
             $11,270,000 U.S. Treasury Notes,
             7.750%, due 12/31/99 (Collateral Value
             $11,506,963)                        11,170
                                             ----------
            TOTAL REPURCHASE AGREEMENTS (COST
             $111,170)                          111,170(5)
                                             ----------
SHORT-TERM INVESTMENTS (6.2%)
$50,000,000 American Express Credit Corp., 5.23%,
             due 9/2/99                      $   49,993
50,000,000  General Electric Capital Corp., 5.10%,
             due 9/3/99                          49,986
50,000,000  Merck & Co., Inc., 5.30%, due 9/3/99       49,985
50,000,000  Ford Motor Credit Co., 5.28%,
             due 9/8/99                          49,949
50,000,000  Novartis Finance Corp., 5.25%,
             due 9/13/99                         49,912

                                                                 August 31, 1999
--------------------------------------------------------------------------------

          Guardian Portfolio (Cont'd)

                                               Market
                                              Value(1)
Principal                                      (000's
  Amount                                      omitted)
----------                                   ----------
19,057,000  Abbott Laboratories, 5.23%, due 9/23/99       18,996
24,436,603  N&B Securities Lending Quality Fund, LLC      24,437
                                             ----------
            TOTAL SHORT-TERM INVESTMENTS (COST
             $293,258)                          293,258(5)
                                             ----------
            TOTAL INVESTMENTS (98.3%) (COST
             $4,053,868)                      4,643,705(6)
            Cash, receivables and other assets, less
             liabilities (1.7%)                  80,015
                                             ----------
            TOTAL NET ASSETS (100.0%)        $4,723,720
                                             ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          International Portfolio

                                         TOP TEN EQUITY HOLDINGS
     HOLDING                                   COUNTRY          INDUSTRY                   PERCENTAGE
 1.  Takeda Chemical Industries                Japan            Pharmaceutical                   3.3%
 2.  Datacraft Asia                            Singapore        Telecommunications               3.1%
 3.  Softbank Corp.                            Japan            Technology                       2.9%
 4.  WPP Group                                 United Kingdom   Advertising                      2.2%
 5.  Nokia Corp. ADR                           Finland          Telecommunications               2.0%
 6.  Mannesmann AG                             Germany          Machinery & Equipment            2.0%
 7.  NTT Mobile Communication Network          Japan            Telecommunications               1.9%
 8.  Barclays PLC                              United Kingdom   Banking & Financial              1.9%
 9.  British Telecom                           United Kingdom   Telecommunications               1.7%
10.  Terumo Corp.                              Japan            Hospital Supplies                1.7%

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                  -------------
COMMON STOCKS (95.9%)
AUSTRALIA (1.5%)
   58,000  Commonwealth Bank of Australia    $     913
   53,000  National Australia Bank                 802
                                             ---------
                                                 1,715
                                             ---------
BELGIUM (1.4%)
   15,151  Mobistar SA                             721(2)
    8,060  Telinfo SA                              919
                                             ---------
                                                 1,640
                                             ---------
BERMUDA (0.6%)
   27,837  Global Crossing                         720(2)
                                             ---------
CANADA (1.7%)
   43,000  BioChem Pharma                        1,115(2)
   41,400  CGI Group                               773(2)
                                             ---------
                                                 1,888
                                             ---------
DENMARK (2.3%)
   65,900  Navision Software                     1,639(2)
    8,100  Vestas Wind Systems                   1,025(2)
                                             ---------
                                                 2,664
                                             ---------
FINLAND (5.5%)
   27,900  Nokia Corp. ADR                       2,326
   89,500  Perlos Oyj                            1,278(2)

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
   19,800  Pohjola Group Insurance, B
            Shares                           $     966
   50,000  Tietoenator Oyj                       1,693
                                             ---------
                                                 6,263
                                             ---------
FRANCE (6.0%)
   14,490  BNP                                   1,110
    7,500  Cap Gemini                            1,289
   30,000  Dassault Systemes ADR                 1,132
   37,500  Sanofi-Synthelabo                     1,563(2)
   22,909  Vivendi                               1,772
                                             ---------
                                                 6,866
                                             ---------
GERMANY (2.0%)
   15,000  Mannesmann AG                         2,304
                                             ---------
HONG KONG (0.9%)
  365,000  VTech Holdings                        1,015
                                             ---------
IRELAND (2.3%)
   42,920  Allied Irish Banks ADR                1,110
  125,745  Bord Telecom Eireann                    573(2)
   44,200  CRH PLC                               1,003
                                             ---------
                                                 2,686
                                             ---------

                                                                 August 31, 1999
--------------------------------------------------------------------------------

          International Portfolio (Cont'd)

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
ITALY (1.5%)
   50,000  ENI SpA                           $     301
   93,023  Telecom Italia                          533
  149,600  TIM SpA                                 872
                                             ---------
                                                 1,706
                                             ---------
JAPAN (29.4%)
   10,800  Acom Co.                              1,097
    8,200  Advantest Corp.                       1,114
  120,000  Bank of Tokyo-Mitsubishi              1,794
    8,500  Benesse Corp.                         1,477
  101,000  Chugai Pharmaceutical                 1,118
   19,700  FamilyMart Co.                        1,013
    6,000  Fancl Corp.                           1,783
    2,300  Internet Initiative Japan ADR           119(2)
   77,000  Minebea Co.                             930
   89,000  Mitsubishi Trust & Banking              936
  125,000  NSK Ltd.                                805
      165  NTT Corp.                             1,856
      130  NTT Mobile Communication
            Network                              2,154
   18,000  Seven-Eleven Japan                    1,319
    9,700  Softbank Corp.                        3,336
   12,800  Sony Corp.                            1,660
  108,000  Sumitomo Bakelite                     1,130
   75,000  Takeda Chemical Industries            3,773
   60,000  Terumo Corp.                          1,921
   31,900  THK Co.                               1,047
        3  Yahoo Japan                           1,707
   36,000  Yamanouchi Pharmaceutical             1,607
                                             ---------
                                                33,696
                                             ---------
MALAYSIA (1.1%)
  215,820  Malaysia WEBS Index Series            1,214
                                             ---------
MEXICO (0.9%)
  122,500  Cemex SA, B Shares                      542
   15,750  Fomento Economico Mexicano ADR          521
                                             ---------
                                                 1,063
                                             ---------
NETHERLANDS (4.5%)
   16,000  Aegon NV-New York                 $   1,389
   28,748  Getronics NV                          1,409
                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
   50,000  Laurus NV                             1,124
   50,000  Versatel Telecom International          688(2)
   14,000  VNU NV                                  538
                                             ---------
                                                 5,148
                                             ---------
RUSSIA (0.6%)
   19,200  Global TeleSystems Group                620(2)
                                             ---------
SINGAPORE (7.4%)
  924,000  Datacraft Asia                        3,567
  171,000  Natsteel Electronics                    853
  220,000  Overseas Union Bank                   1,150
  150,000  United Overseas Bank                  1,114
   78,000  Venture Manufacturing                   746
  964,000  Wing Tai Holdings                     1,036
                                             ---------
                                                 8,466
                                             ---------
SOUTH KOREA (2.7%)
   30,150  Hyundai Securities                      712
   85,550  Korea Data System                     1,178
   66,000  Samsung Corp.                         1,163(2)
                                             ---------
                                                 3,053
                                             ---------
SPAIN (2.5%)
   15,400  Banco Popular Espanol                 1,130
   35,748  Telefonica SA ADR                     1,722(2)
                                             ---------
                                                 2,852
                                             ---------
SWEDEN (2.1%)
  106,900  Assa Abloy                            1,129
   63,600  Skandia Forsakrings                   1,298
                                             ---------
                                                 2,427
                                             ---------
SWITZERLAND (2.1%)
      387  Disetronic Holding                    1,279
      300  Kudelski SA                           1,124(2)
                                             ---------
                                                 2,403
                                             ---------
UNITED KINGDOM (16.9%)
  159,400  Airtours PLC                          1,109
   88,815  Alliance & Leicester                  1,215
   71,400  Barclays PLC                          2,122
   63,028  BP Amoco                              1,169
  130,200  British Telecom                       1,994
   42,000  COLT Telecom Group                $     913(2)
   33,600  Energis PLC                             861(2)
   30,500  Glaxo Wellcome                          801

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------

          International Portfolio (Cont'd)

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
  120,000  Hays PLC                              1,276
   40,000  Sage Group                            1,744
  120,000  SEMA Group                            1,303
   50,000  Serco Group                           1,207
   57,770  Vodafone AirTouch                     1,164
  266,000  WPP Group                             2,486
                                             ---------
                                                19,364
                                             ---------
           TOTAL COMMON STOCKS (COST
            $74,914)                           109,773
                                             ---------
PREFERRED STOCKS (0.6%)
      270  Porsche AG, Germany
            (COST $653)                            681
                                             ---------
Principal
 Amount
---------
REPURCHASE AGREEMENTS (3.4%)
$3,920,000 State Street Bank and Trust
            Co. Repurchase Agreement,
            5.25%, due 9/1/99, dated
            8/31/99, Maturity Value
            $3,920,572, Collateralized by
            $3,210,000 U.S. Treasury
            Bonds, 8.875%, due 8/15/17
            (Collateral Value $4,040,937)
            (COST $3,920)                        3,920(5)
                                             ---------
                                              Market
                                             Value(1)
Principal                                     (000's
 Amount                                      omitted)
---------                                    ---------
SHORT-TERM INVESTMENTS (4.2%)
$4,873,994 N&B Securities Lending Quality
            Fund, LLC (COST $4,874)          $   4,874(5)
                                             ---------
           TOTAL INVESTMENTS (104.1%)
            (COST $84,361)                     119,248
                                             ---------
           Liabilities, less cash,
            receivables and other assets
            [(4.1%)]                            (4,732)
                                             ---------
           TOTAL NET ASSETS (100.0%)         $ 114,516
                                             ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Neuberger Berman

--------------------------------------------------------------------------------
          International Portfolio

                                                        Market
                                                       Value(1)       Percentage of
Industry                                            (000's omitted)    Net Assets
--------------------------------------------------  ---------------  ---------------
Telecommunications                                  $      22,204               19.4%
Banking & Financial                                        15,205               13.3%
Pharmaceutical                                              9,976                8.7%
Technology                                                  9,343                8.2%
Electronics                                                 7,790                6.8%
Consumer Goods & Services                                   5,659                4.9%
Information Technology                                      5,513                4.8%
Machinery & Equipment                                       5,506                4.8%
Diversified                                                 5,424                4.7%
Other Assets-Net                                            4,062                3.5%
Manufacturing                                               4,042                3.5%
Insurance                                                   3,652                3.2%
Retailing                                                   3,455                3.0%
Hospital Supplies                                           3,200                2.8%
Advertising                                                 2,486                2.2%
Building Materials                                          1,546                1.3%
Oil & Gas                                                   1,470                1.3%
Industrial Goods & Services                                 1,207                1.1%
Holding Companies                                           1,036                0.9%
Automotive                                                    681                0.6%
Publishing & Broadcasting                                     538                0.5%
Food & Beverage                                               521                0.5%
                                                    ---------------  ---------------
TOTAL NET ASSETS                                    $     114,516              100.0%
                                                    ---------------  ---------------

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Manhattan Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Citrix Systems                                  3.0%
 2.  Sanmina Corp.                                   2.5%
 3.  Biogen, Inc.                                    2.3%
 4.  TJX Cos.                                        2.3%
 5.  NTL Inc.                                        2.2%
 6.  Best Buy                                        2.1%
 7.  JDS Uniphase                                    1.9%
 8.  PMC-Sierra                                      1.9%
 9.  Adaptec, Inc.                                   1.9%
10.  VERITAS Software                                1.9%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (93.3%)
BUSINESS SERVICES (4.1%)
    257,400  Avis Rent A Car                   $   5,663(2)
    148,800  Navigant Consulting                   6,528(2)
    206,500  USWeb Corp.                           4,027(2)
    202,150  Valassis Communications               8,844
                                               ---------
                                                  25,062
                                               ---------
CAPITAL GOODS (1.4%)
    128,900  Waters Corp.                          8,499(2)
                                               ---------
COMMUNICATIONS (9.2%)
    126,400  Comverse Technology                   9,859(2)
     95,700  E-Tek Dynamics                        5,425(2)
    315,100  Intermedia Communications             8,193(2)
    111,900  JDS Uniphase                         11,868(2)
    245,400  Metromedia Fiber Network              7,224(2)
     58,500  RSL Communications                    1,196(2)
     76,100  VoiceStream Wireless              $   3,139(2)
    184,600  WinStar Communications                9,380(2)
                                               ---------
                                                  56,284
                                               ---------
CONSUMER CYCLICALS (11.1%)
     80,000  Adelphia Communications               4,960(2)
    212,495  AMFM Inc.                            10,465(2)
    390,000  Cendant Corp.                         6,996
    178,700  Fortune Brands                        6,701
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                    ---------
    132,400  Harley-Davidson                       7,216
    106,000  Jones Intercable Class A              4,651(2)
    138,900  NTL Inc.                             13,638(2)
    237,450  SFX Entertainment                     9,780(2)
    156,700  Starwood Hotels & Resorts Worldwide       3,731
                                               ---------
                                                  68,138
                                               ---------
CONSUMER STAPLES (0.9%)
    116,500  Estee Lauder                          5,352
                                               ---------
ELECTRICAL EQUIPMENT (9.7%)
    230,000  Altera Corp.                          9,689(2)
     27,700  Broadcom Corp.                        3,566(2)
     93,000  Conexant Systems                      6,684(2)
    102,600  Maxim Integrated Products             6,906(2)
     98,300  Micron Technology                     7,330
    126,600  PMC-Sierra                           11,774(2)
     81,000  Vitesse Semiconductor                 5,508(2)
    119,100  Xilinx Inc.                           8,330(2)
                                               ---------
                                                  59,787
                                               ---------
ENERGY (3.9%)
    211,000  Coastal Corp.                         9,139
    250,700  Enron Oil & Gas                       5,985
    477,600  Union Pacific Resources Group         8,567
                                               ---------
                                                  23,691
                                               ---------
FINANCIAL SERVICES (4.9%)
    179,300  Capital One Financial             $   6,769
    118,600  Donaldson, Lufkin & Jenrette          5,671
    171,900  E*TRADE Group                         4,297(2)
     95,600  Lehman Brothers Holdings              5,139
    105,500  Providian Financial                   8,189
                                               ---------
                                                  30,065
                                               ---------
HARDWARE (5.5%)
    298,700  Adaptec, Inc.                        11,649(2)
    106,500  Network Appliance                     6,996(2)
    202,300  Sanmina Corp.                        15,173(2)
                                               ---------
                                                  33,818
                                               ---------
HEALTH CARE (11.7%)
    185,400  Biogen, Inc.                         14,229(2)
     33,700  C. R. Bard                            1,571

                                                                 August 31, 1999
--------------------------------------------------------------------------------

          Manhattan Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                    ---------
    301,100  Elan Corp. ADR                        9,654(2)
    151,400  Immunex Corp.                        10,191(2)
     41,750  MedImmune, Inc.                       4,308
     75,600  MiniMed Inc.                          6,875(2)
     80,700  PE Corp.-PE Biosystems Group          5,553
     98,600  Sepracor Inc.                         7,383(2)
    201,900  The Laser Center                      6,032(2)
     78,500  Wellpoint Health Networks             5,721(2)
                                               ---------
                                                  71,517
                                               ---------
INTERNET (8.4%)
     47,200  BroadVision, Inc.                     4,699(2)
    284,000  CheckFree Holdings                    8,307(2)
     75,900  Digex, Inc.                           2,524(2)
     33,600  DoubleClick Inc.                      3,356(2)
     41,200  Exodus Communications                 3,311(2)
     22,800  Inktomi Corp.                         2,585(2)
    124,200  Intuit Inc.                       $  11,124(2)
    105,000  Lycos, Inc.                           4,266(2)
    130,200  PSINet Inc.                           6,233(2)
     79,300  Safeguard Scientifics                 5,333(2)
                                               ---------
                                                  51,738
                                               ---------
RETAIL (11.9%)
    202,900  Abercrombie & Fitch                   7,076(2)
    176,100  Ann Taylor Stores                     5,833(2)
    180,700  Best Buy                             12,694(2)
     75,100  Brinker International                 1,803(2)
    107,200  Circuit City Stores                   4,610
    197,400  Furniture Brands International        3,960(2)
     68,800  Limited, Inc.                         2,606
    197,500  Linens 'n Things                      6,764(2)
    324,600  Staples, Inc.                         7,060(2)
    136,000  Tandy Corp.                           6,426
    486,200  TJX Cos.                             14,039
                                               ---------
                                                  72,871
                                               ---------
SOFTWARE (9.2%)
    317,400  Citrix Systems                       18,092(2)
    129,800  Gemstar International Group           8,956(2)
    330,000  Novell, Inc.                          7,817(2)
    145,300  Siebel Systems                        9,980
    194,400  VERITAS Software                     11,518(2)
                                               ---------
                                                  56,363
                                               ---------
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                    ---------
UTILITIES (1.4%)
    280,400  Montana Power                         8,675
                                               ---------
             TOTAL COMMON STOCKS (COST $449,526)     571,860
                                               ---------
                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                    ---------
U.S. GOVERNMENT AGENCY SECURITIES (0.4%)
$ 2,750,000  Federal Home Loan Bank, Discount Notes,
              5.15%, due 9/2/99  (COST $2,750)   $   2,750(5)
                                               ---------
REPURCHASE AGREEMENTS (2.0%)
 12,240,000  State Street Bank and Trust Co.
              Repurchase Agreement, 5.25%,
              due 9/1/99, dated 8/31/99, Maturity
              Value $12,241,785, Collateralized by
              $12,445,000 U.S. Treasury Notes,
              5.875%, due 6/30/00 (Collateral Value
              $12,609,013)  (COST $12,240)        12,240(5)
                                               ---------
SHORT-TERM INVESTMENTS (22.2%)
 11,000,000  Ford Motor Credit Co., 5.14% & 5.20%,
              due 9/2/99 & 9/7/99                 10,996
  3,000,000  AT&T Corp., 5.18%, due 9/7/99         2,998
$ 3,000,000  Emerson Electric Co., 5.30%,
              due 9/10/99                      $   2,996
118,910,279  N&B Securities Lending Quality Fund, LLC     118,910
                                               ---------
             TOTAL SHORT-TERM INVESTMENTS (COST
              $135,900)                          135,900(5)
                                               ---------
             TOTAL INVESTMENTS (117.9%) (COST
              $600,416)                          722,750(6)
             Liabilities, less cash, receivables and
              other assets [(17.9%)]            (109,891)
                                               ---------
             TOTAL NET ASSETS (100.0%)          $612,859
                                               ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------
          Millennium Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Peerless Systems                                3.8%
 2.  Navigant Consulting                             2.6%
 3.  Pinnacle Holdings                               2.5%
 4.  Corinthian Colleges                             2.4%
 5.  American Eagle Outfitters                       2.3%
 6.  CSK Auto                                        2.3%
 7.  Visual Networks                                 2.3%
 8.  Alkermes, Inc.                                  2.2%
 9.  Radiant Systems                                 2.0%
10.  Zoran Corp.                                     2.0%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (91.3%)
BUSINESS SERVICES (12.5%)
    30,000  Cambridge Technology Partners     $     410(2)
    50,000  Coinstar, Inc.                        1,156(2)
    78,000  Corinthian Colleges                   1,604(2)
    26,000  Gilat Communications                    390(2)
    35,000  Iron Mountain                         1,103(2)
    22,000  Lason, Inc.                             994(2)
    41,000  Navigant Consulting                   1,799(2)
    20,000  ProBusiness Services                    535(2)
    39,200  Provant, Inc.                           539(2)
                                              ---------
                                                  8,530
                                              ---------
CONSUMER CYCLICALS (3.1%)
    33,000  SFX Entertainment                     1,359(2)
    20,500  Speedway Motorsports                    765(2)
                                              ---------
                                                  2,124
                                              ---------
ELECTRICAL EQUIPMENT (10.8%)
    25,000  Asyst Technologies                      781(2)
    46,000  Cypress Semiconductor                 1,064(2)
    32,000  Helix Technology                  $     904
   181,000  Peerless Systems                      2,602(2)
    26,000  Photronics, Inc.                        621(2)
    41,000  Zoran Corp.                           1,363(2)
                                              ---------
                                                  7,335
                                              ---------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                    ---------
ENERGY (1.3%)
    25,000  Hanover Compressor                      898(2)
                                              ---------
FINANCIAL SERVICES (2.4%)
    32,000  Affiliated Managers Group               854(2)
    20,000  Hambrecht & Quist                       764(2)
                                              ---------
                                                  1,618
                                              ---------
HARDWARE (7.4%)
   100,000  Artisan Components                      975(2)
    33,000  DII Group                             1,170(2)
    18,000  Flextronics International             1,056(2)
    10,000  Harmonic Inc.                         1,260(2)
     8,000  Optical Coating Laboratory              614
                                              ---------
                                                  5,075
                                              ---------
HEALTH CARE (9.0%)
    40,000  Alkermes, Inc.                        1,485(2)
    30,000  Anesta Corp.                            345(2)
    35,000  Coulter Pharmaceutical                  698(2)
    33,000  Novoste Corp.                           724(2)
    30,000  Osteotech, Inc.                         619(2)
    37,000  Priority Healthcare                   1,040(2)
    41,500  The Laser Center                      1,240(2)
                                              ---------
                                                  6,151
                                              ---------
INTERNET (12.1%)
    27,000  CheckFree Holdings                      790(2)
    34,000  Digex, Inc.                           1,130(2)
    23,000  Efficient Networks                    1,080(2)
    39,000  Flycast Communications                  902(2)
    30,000  Netegrity, Inc.                         667(2)
    32,000  Netopia, Inc.                           884(2)
    35,000  Network Event Theater             $     884(2)
    70,000  nFront, Inc.                            927(2)
    14,000  Pegasus Systems                         506(2)
    25,000  USWeb Corp.                             488(2)
                                              ---------
                                                  8,258
                                              ---------
RETAIL (12.3%)
    40,000  American Eagle Outfitters             1,570(2)
    65,000  CSK Auto                              1,544(2)
    36,000  Factory 2-U Stores                    1,028(2)
    23,000  Insight Enterprises                     696(2)
    29,000  REX Stores                            1,160(2)

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------

          Millennium Portfolio (Cont'd)

                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                    ---------
    40,000  Sonic Automotive                        482(2)
    75,000  Steven Madden                           886(2)
    33,000  The Children's Place                  1,044(2)
                                              ---------
                                                  8,410
                                              ---------
SOFTWARE (10.3%)
    50,000  Be Inc.                                 312(2)
    14,000  Gemstar International Group             966(2)
    17,000  Micromuse Inc.                          971(2)
    20,000  Project Software & Development          879(2)
    71,000  Radiant Systems                       1,398(2)
    62,000  RAVISENT Technologies                   992(2)
    37,000  Visual Networks                       1,536(2)
                                              ---------
                                                  7,054
                                              ---------
TECHNOLOGY (1.0%)
    34,000  Integrated Device Technology            663(2)
                                              ---------
TELECOMMUNICATIONS (9.1%)
    70,000  CAIS Internet                           849(2)
    34,000  Intermedia Communications               884(2)
    67,000  Pinnacle Holdings                     1,687(2)
    60,000  Quanta Services                   $   1,346(2)
    20,000  RCN Corp.                               840(2)
    23,000  Time Warner Telecom                     621(2)
                                              ---------
                                                  6,227
                                              ---------
            TOTAL COMMON STOCKS (COST $56,226)      62,343
                                              ---------
Principal
  Amount
----------
                                               Market
                                              Value(1)
  Number                                       (000's
of Shares                                     omitted)
----------                                    ---------
U.S. GOVERNMENT AGENCY SECURITIES (3.3%)
$2,250,000  Federal Home Loan Bank, Discount Notes,
             5.15% & 5.40%, due 9/1/99 &
             9/2/99 (COST $2,250)                 2,250(5)
                                              ---------
REPURCHASE AGREEMENTS (3.1%)
 2,090,000  State Street Bank and Trust Co.
             Repurchase Agreement, 5.25%,
             due 9/1/99, dated 8/31/99, Maturity
             Value $2,090,305, Collateralized by
             $1,920,000 U.S. Treasury Bonds, 7.50%,
             due 11/15/16 (Collateral Value
             $2,155,200) (COST $2,090)            2,090(5)
                                              ---------
                                               Market
                                              Value(1)
Principal                                      (000's
  Amount                                      omitted)
----------                                    ---------
SHORT-TERM INVESTMENTS (21.7%)
$1,500,000  Ford Motor Credit Co., 5.21%,
             due 9/2/99                       $   1,500
13,306,051  N&B Securities Lending Quality Fund, LLC      13,306
                                              ---------
            TOTAL SHORT-TERM INVESTMENTS (COST
             $14,806)                            14,806(5)
                                              ---------
            TOTAL INVESTMENTS (119.4%) (COST
             $75,372)                            81,489(6)
            Liabilities, less cash, receivables and
             other assets [(19.4%)]             (13,252)
                                              ---------
            TOTAL NET ASSETS (100.0%)         $  68,237
                                              ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Partners Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  CIGNA Corp.                                     3.6%
 2.  Chase Manhattan                                 3.5%
 3.  MCI WorldCom                                    3.1%
 4.  Computer Associates                             2.9%
 5.  Xerox Corp.                                     2.6%
 6.  The Williams Cos.                               2.3%
 7.  General Motors                                  2.3%
 8.  IBM                                             2.2%
 9.  News Corp. ADR                                  2.2%
10.  General Motors Class H                          2.2%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (92.1%)
AEROSPACE (1.1%)
    600,000  Raytheon Co. Class A             $   40,275
                                              ----------
AIRLINES (1.9%)
    330,900  AMR Corp.                            19,399(2)
  1,280,000  Continental Airlines Class B         52,240(2)
                                              ----------
                                                  71,639
                                              ----------
AUTOMOBILE MANUFACTURING (2.3%)
  1,315,800  General Motors                       87,007
                                              ----------
AUTO/TRUCK REPLACEMENT PARTS (1.3%)
  1,180,000  Lear Corp.                           47,421(2)
                                              ----------
BANKING & FINANCIAL (11.3%)
  1,305,000  Bank of America                      78,953
  1,945,000  Bank One                             78,043
  1,143,800  BankBoston Corp.                     53,115
  1,560,000  Chase Manhattan                     130,553
  1,337,000  Countrywide Credit Industries        42,951
  1,140,000  Household International              43,035
                                              ----------
                                                 426,650
                                              ----------
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                   ----------
CHEMICALS (1.5%)
    765,000  duPont                           $   48,482
    620,000  Lyondell Chemical                     9,029
                                              ----------
                                                  57,511
                                              ----------
COMMUNICATIONS (4.0%)
    600,000  Bell Atlantic                        36,750
  1,520,000  MCI WorldCom                        115,140(2)
                                              ----------
                                                 151,890
                                              ----------
DIVERSIFIED (1.8%)
  1,658,500  Monsanto Co.                         68,102
                                              ----------
ELECTRONICS (1.1%)
    353,900  Emerson Electric                     22,163
    275,000  Teradyne, Inc.                       18,717(2)
                                              ----------
                                                  40,880
                                              ----------
ENERGY (0.8%)
  1,314,600  McDermott International              29,661
                                              ----------
FINANCIAL SERVICES (3.0%)
  1,070,000  Ceridian Corp.                       29,960(2)
    330,000  Morgan Stanley Dean Witter           28,318
  1,240,000  SLM Holding                          54,793
                                              ----------
                                                 113,071
                                              ----------
FOOD & TOBACCO (3.4%)
  1,040,000  Anheuser-Busch                       80,080
  1,209,500  Nabisco Holdings                     47,549
                                              ----------
                                                 127,629
                                              ----------
FOOD PRODUCTS (1.7%)
    526,100  ConAgra, Inc.                        12,889
  1,195,800  Diageo PLC ADR                       49,551
                                              ----------
                                                  62,440
                                              ----------
GAS (1.7%)
  1,347,400  Praxair, Inc.                        63,328
                                              ----------
HEALTH CARE (12.9%)
    475,000  ALZA Corp.                           23,928(2)
  1,579,500  American Home Products               65,549
    870,000  Baxter International                 58,345
  1,602,100  Becton, Dickinson & Co.          $   45,059
  1,230,000  Centocor, Inc.                       73,646(2)
  1,498,800  CIGNA Corp.                         134,611

                                                                 August 31, 1999
--------------------------------------------------------------------------------

          Partners Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                   ----------
    669,800  Merck & Co.                          45,002
    540,000  Wellpoint Health Networks            39,353(2)
                                              ----------
                                                 485,493
                                              ----------
INDUSTRIAL GOODS & SERVICES (2.9%)
    845,800  Fort James                           27,277
  1,055,700  General Dynamics                     66,509
    637,300  Owens-Illinois                       15,773(2)
                                              ----------
                                                 109,559
                                              ----------
INSURANCE (2.8%)
  1,599,200  Ace, Ltd.                            34,283
    370,000  American International Group         34,294
    743,494  XL Capital                           37,407
                                              ----------
                                                 105,984
                                              ----------
OIL & GAS (6.5%)
    304,000  Chevron Corp.                        28,044
    840,000  Texaco Inc.                          53,340
  2,042,200  Tosco Corp.                          52,076
  1,400,200  Transocean Offshore                  47,607
  2,077,500  USX-Marathon Group                   64,662(2)
                                              ----------
                                                 245,729
                                              ----------
RAILROADS (1.1%)
  1,461,800  Burlington Northern Santa Fe         42,392
                                              ----------
RETAILING (3.4%)
  1,620,000  Consolidated Stores                  26,123(2)
    990,300  Harcourt General                     43,388
    243,100  Office Depot                          2,537(2)
  3,052,600  Rite Aid                             56,473
                                              ----------
                                                 128,521
                                              ----------
STEEL (0.9%)
  1,639,400  AK Steel Holding                 $   34,427
                                              ----------
TECHNOLOGY (18.1%)
  2,427,500  Cadence Design Systems               33,075(2)
    861,300  Compaq Computer                      19,971
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                   ----------
  1,940,000  Computer Associates                 109,610
  1,592,400  General Motors Class H               82,009(2)
    440,000  Hewlett-Packard                      46,365
    680,000  IBM                                  84,702
  1,840,000  L.M. Ericsson Telephone, B Shares ADR      59,915
  1,592,600  Nortel Networks                      65,396
  2,865,000  Parametric Technology                40,110(2)
    537,000  Texas Instruments                    44,068
  2,038,900  Xerox Corp.                          97,357
                                              ----------
                                                 682,578
                                              ----------
TELECOMMUNICATIONS (2.4%)
  1,540,000  AT&T Corp.- Liberty Media Group Class A       49,280(2)
    600,000  GTE Corp.                            41,175
                                              ----------
                                                  90,455
                                              ----------
UTILITIES (3.3%)
  2,130,000  The Williams Cos.                    87,863
    952,400  Unicom Corp.                         36,786
                                              ----------
                                                 124,649
                                              ----------
WASTE MANAGEMENT (0.9%)
  2,598,200  Allied Waste Industries              33,127(2)
                                              ----------
             TOTAL COMMON STOCKS (COST $3,107,009)   3,470,418
                                              ----------
PREFERRED STOCKS (2.2%)
  3,123,800  News Corp. ADR  (COST $86,104)       82,586
                                              ----------
                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                   ----------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------

          Partners Portfolio (Cont'd)

                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                   ----------
REPURCHASE AGREEMENTS (1.7%)
$50,000,000  State Street Bank and Trust Co.
              Repurchase Agreement, 5.25%,
              due 9/1/99, dated 8/31/99, Maturity
              Value $50,007,292, Collateralized by
              $40,915,000 U.S. Treasury Bonds,
              8.875%, due 8/15/17 (Collateral Value
              $51,506,216)                    $   50,000
 13,300,000  State Street Bank and Trust Co.
              Repurchase Agreement, 5.25%,
              due 9/1/99, dated 8/31/99, Maturity
              Value $13,301,940, Collateralized by
              $13,635,000 U.S. Treasury Notes,
              5.875%, due 2/15/00 (Collateral Value
              $13,703,911)                        13,300
                                              ----------
             TOTAL REPURCHASE AGREEMENTS (COST
              $63,300)                            63,300(5)
                                              ----------
                                                Market
                                               Value(1)
 Principal                                      (000's
  Amount                                       omitted)
-----------                                   ----------
SHORT-TERM INVESTMENTS (6.9%)
$50,000,000  Ford Motor Credit Co., 5.21%,
              due 9/2/99                      $   49,993
 20,200,000  Novartis Finance Corp., 5.27%,
              due 9/7/99                          20,182
 50,000,000  American Express Credit Corp., 5.31%,
              due 9/8/99                          49,948
139,642,039  N&B Securities Lending Quality Fund, LLC     139,642
                                              ----------
             TOTAL SHORT-TERM INVESTMENTS (COST
              $259,765)                          259,765(5)
                                              ----------
             TOTAL INVESTMENTS (102.9%) (COST
              $3,516,178)                      3,876,069(6)
             Liabilities, less cash, receivables and
              other assets [(2.9%)]             (107,329)
                                              ----------
             TOTAL NET ASSETS (100.0%)        $3,768,740
                                              ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------
          Regency Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  BankBoston Corp.                                2.7%
 2.  General Dynamics                                2.5%
 3.  Comdisco, Inc.                                  2.5%
 4.  Bear Stearns                                    2.4%
 5.  W.R. Grace                                      2.3%
 6.  Food Lion Class A                               2.2%
 7.  The Williams Cos.                               2.1%
 8.  Galileo International                           2.1%
 9.  SPX Corp.                                       2.0%
10.  USX-Marathon Group                              2.0%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (87.0%)
AIRLINES (1.3%)
    2,700  Continental Airlines Class B       $     110(2)
                                              ---------
AUTOMOTIVE (2.6%)
    3,700  Lear Corp.                               149(2)
    1,400  Navistar International                    68(2)
                                              ---------
                                                    217
                                              ---------
BANKING & FINANCIAL (5.6%)
    4,800  BankBoston Corp.                         223
    1,900  Countrywide Credit Industries             61
    8,600  IndyMac Mortgage Holdings                115
    2,600  Valley National Bancorp                   68
                                              ---------
                                                    467
                                              ---------
CHEMICALS (1.1%)
    6,400  Lyondell Chemical                         93
                                              ---------
CONSUMER CYCLICALS (1.7%)
    1,800  Lexmark International Group              142(2)
                                              ---------
CONSUMER PRODUCTS & SERVICES (1.5%)
    7,400  American National Can Group        $     121(2)
                                              ---------
ELECTRICAL & ELECTRONICS (1.1%)
    6,200  Niagara Mohawk Holdings                   94(2)
                                              ---------
                                               Market
 Number                                       Value(1)
of Shares                                  (000's omitted)
---------                                     ---------
ENERGY (2.7%)
    3,500  Coastal Corp.                            152
    3,300  McDermott International                   74
                                              ---------
                                                    226
                                              ---------
ENTERTAINMENT (1.0%)
    6,500  Mirage Resorts                            85(2)
                                              ---------
FINANCIAL SERVICES (10.7%)
    1,600  Ambac Financial Group                     85
    4,700  Bear Stearns                             196
    5,500  Ceridian Corp.                           154(2)
    4,200  Dun & Bradstreet                         110
    2,900  FINOVA Group                             110
    1,600  Kansas City Southern Industries           74
    3,600  SLM Holding                              159
                                              ---------
                                                    888
                                              ---------
GAS (1.8%)
    3,200  Praxair, Inc.                            150
                                              ---------
HEALTH CARE (3.4%)
    4,900  Becton, Dickinson & Co.                  138
    2,000  Wellpoint Health Networks                146(2)
                                              ---------
                                                    284
                                              ---------
INDUSTRIAL GOODS & SERVICES (8.1%)
    4,200  Fort James                               135
    3,300  General Dynamics                         208
    1,000  Reynolds Metals                           63
    4,500  Sherwin-Williams                         110
    6,200  UCAR International                       151(2)
                                              ---------
                                                    667
                                              ---------
INSURANCE (3.2%)
    6,300  Ace, Ltd.                          $     135
      700  CIGNA Corp.                               63
    1,700  Cincinnati Financial                      67
                                              ---------
                                                    265
                                              ---------
MACHINERY & EQUIPMENT (2.7%)
    1,300  Grainger, Inc.                            57
    2,000  SPX Corp.                                169(2)
                                              ---------
                                                    226
                                              ---------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                 August 31, 1999

--------------------------------------------------------------------------------

          Regency Portfolio (Cont'd)

                                               Market
 Number                                       Value(1)
of Shares                                  (000's omitted)
---------                                     ---------
MEDIA (0.7%)
    1,200  E.W. Scripps                              58
                                              ---------
OIL & GAS (7.3%)
    3,000  Apache Corp.                             136
    3,600  Noble Drilling                            89(2)
    4,400  Tosco Corp.                              112
    3,000  Transocean Offshore                      102
    5,200  USX-Marathon Group                       162
                                              ---------
                                                    601
                                              ---------
RAILROADS (1.4%)
    3,900  Burlington Northern Santa Fe             113
                                              ---------
RETAILING (8.1%)
    5,700  Consolidated Stores                       92(2)
   22,800  Food Lion Class A                        180
    2,200  Harcourt General                          96
    6,100  Rite Aid                                 113
    9,800  W.R. Grace                               188(2)
                                              ---------
                                                    669
                                              ---------
STEEL (0.9%)
    3,600  AK Steel Holding                          76
                                              ---------
TECHNOLOGY (9.7%)
    9,900  Cadence Design Systems                   135(2)
    9,800  Comdisco, Inc.                           206
    1,000  Computer Associates                       57
    5,900  Engelhard Corp.                          118
    3,100  General Motors Class H             $     160(2)
    8,800  Parametric Technology                    123(2)
                                              ---------
                                                    799
                                              ---------
TELECOMMUNICATIONS (4.2%)
    7,700  A.H. Belo                                146
    5,600  American Tower                           127(2)
    2,300  AT&T Corp.- Liberty Media Group Class A            74(2)
                                              ---------
                                                    347
                                              ---------
TRANSPORTATION (2.1%)
    3,500  Galileo International                    170
                                              ---------
                                               Market
 Number                                       Value(1)
of Shares                                  (000's omitted)
---------                                     ---------
UTILITIES (2.2%)
    4,300  The Williams Cos.                        177
                                              ---------
WASTE MANAGEMENT (1.9%)
   12,000  Allied Waste Industries                  153(2)
                                              ---------
           TOTAL COMMON STOCKS (COST $7,700)        7,198
                                              ---------
PREFERRED STOCKS (1.2%)
    3,800  News Corp. ADR  (COST $116)              100
                                              ---------
Principal
 Amount
---------
U.S. GOVERNMENT AGENCY SECURITIES (4.5%)
$ 200,000  Federal Home Loan Bank, Discount Notes,
            5.40%, due 9/1/99                       200
  175,000  Federal Farm Credit Bank, Discount
            Notes, 5.09%, due 9/2/99                175
                                              ---------
           TOTAL U.S. GOVERNMENT AGENCY SECURITIES
            (COST $375)                             375(5)
                                              ---------
                                               Market
Principal                                     Value(1)
 Amount                                    (000's omitted)
---------                                     ---------
REPURCHASE AGREEMENTS (4.5%)
$ 370,000  State Street Bank and Trust Co.
            Repurchase Agreement, 5.25%,
            due 9/1/99, dated 8/31/99, Maturity
            Value $370,054, Collateralized by
            $350,000 U.S. Treasury Bonds, 7.25%,
            due 8/15/22 (Collateral Value $382,375)
            (COST $370)                       $     370(5)
                                              ---------
SHORT-TERM INVESTMENTS (0.6%)
   50,488  N&B Securities Lending Quality Fund, LLC
             (COST $50)                              50(5)
                                              ---------
           TOTAL INVESTMENTS (97.8%) (COST $8,611)        8,093(6)
           Cash, receivables and other assets, less
            liabilities (2.2%)                      185
                                              ---------
           TOTAL NET ASSETS (100.0%)          $   8,278
                                              ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Intel Corp.                                     3.3%
 2.  Biogen, Inc.                                    3.3%
 3.  Unisys Corp.                                    3.2%
 4.  Hewlett-Packard                                 3.2%
 5.  Citigroup Inc.                                  3.1%
 6.  Tyco International                              3.1%
 7.  MCI WorldCom                                    2.9%
 8.  ALZA Corp.                                      2.8%
 9.  True North Communications                       2.7%
10.  Circuit City Stores                             2.7%

                                                 Market
Number                                          Value(1)
of                                               (000's
Shares                                          omitted)
---                                            ----------
COMMON STOCKS (93.9%)
ADVERTISING (2.7%)
  330,000  True North Communications         $  10,869
                                             ---------
AUTOMOTIVE (1.6%)
  137,200  Borg-Warner Automotive                6,500
                                             ---------
CHEMICALS (1.3%)
  100,000  Minerals Technologies                 4,950
                                             ---------
CONSUMER GOODS & SERVICES (2.2%)
  150,000  Kimberly-Clark                        8,541
                                             ---------
DIVERSIFIED (3.1%)
  120,000  Tyco International                   12,157
                                             ---------
ENERGY (2.3%)
  100,000  Chevron Corp.                         9,225
                                             ---------
ENTERTAINMENT (2.0%)
  350,000  Fox Entertainment Group               8,072(2)
                                             ---------
FINANCIAL SERVICES (9.8%)
  150,000  Ambac Financial Group                 7,922
  276,750  Citigroup Inc.                       12,298
  275,000  Conseco, Inc.                         6,600
  200,000  Dun & Bradstreet                      5,238
  100,000  Fannie Mae                        $   6,212
    9,300  Goldman Sachs                           556
                                             ---------
                                                38,826
                                             ---------
FURNISHINGS (2.2%)
  400,000  Leggett & Platt                       8,850
                                             ---------
                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
HEALTH CARE (15.8%)
  220,000  ALZA Corp.                           11,082(2)
  170,000  Biogen, Inc.                         13,047(2)
  260,000  Invacare Corp.                        4,859
   90,000  Johnson & Johnson                     9,203
  220,000  McKesson HBOC                         6,848
  135,000  Warner-Lambert                        8,944
  118,000  Wellpoint Health Networks             8,599(2)
                                             ---------
                                                62,582
                                             ---------
HOSPITAL SUPPLIES (2.4%)
  200,000  C. R. Bard                            9,325
                                             ---------
INSURANCE (3.7%)
  380,000  ESG Re                                5,130
  210,000  ReliaStar Financial                   9,463
                                             ---------
                                                14,593
                                             ---------
OIL & GAS (4.3%)
  220,000  Anadarko Petroleum                    7,480
  230,000  Cooper Cameron                        9,574(2)
                                             ---------
                                                17,054
                                             ---------
PAPER & FOREST PRODUCTS (2.2%)
  238,000  Mead Corp.                            8,880
                                             ---------
PUBLISHING & BROADCASTING (2.5%)
  225,000  Valassis Communications               9,844
                                             ---------
RECYCLING (0.7%)
  187,500  IMCO Recycling                        2,941
                                             ---------
RETAIL GROCERY (1.7%)
  140,000  Albertson's Inc.                      6,711
                                             ---------
RETAIL STORES (6.1%)
  250,000  Circuit City Stores                  10,750
  120,000  Dayton Hudson                         6,960
  145,000  Federated Department Stores           6,670(2)
                                             ---------
                                                24,380
                                             ---------
RETAILING (2.0%)
  179,000  Wal-Mart Stores                       7,932
                                             ---------
TECHNOLOGY (17.9%)
  374,000  Compaq Computer                   $   8,672
  150,000  Electronic Data Systems               8,419
  120,000  Hewlett-Packard                      12,645
  160,000  Intel Corp.                          13,150
  400,000  Quantum Corp. - DLT & Storage Systems       7,325(2)
  200,000  Quantum Corp. - Hard Disk Drive       1,425(2)

                                                                 August 31, 1999
--------------------------------------------------------------------------------

          Socially Responsive Portfolio (Cont'd)

                                              Market
                                             Value(1)
 Number                                       (000's
of Shares                                    omitted)
---------                                    ---------
  300,000  Unisys Corp.                         12,900(2)
  140,000  Xerox Corp.                           6,685
                                             ---------
                                                71,221
                                             ---------
TELECOMMUNICATIONS (3.7%)
  150,000  MCI WorldCom                         11,363(2)
  503,200  Metromedia International Group        3,176
                                             ---------
                                                14,539
                                             ---------
TRANSPORTATION (2.1%)
  140,000  AMR Corp.                             8,208(2)
                                             ---------
WASTE MANAGEMENT (1.6%)
  350,000  Azurix Corp.                          6,497(2)
                                             ---------
           TOTAL COMMON STOCKS (COST $274,738)     372,697
                                             ---------
Principal
 Amount
---------
U.S. GOVERNMENT AGENCY SECURITIES (2.3%)
$4,000,000 Fannie Mae, Discount Notes, 5.15%,
            due 9/3/99                           3,999
5,000,000  Freddie Mac, Discount Notes, 5.18% &
            5.23%, due 9/9/99 & 9/10/99          4,994
                                             ---------
           TOTAL U.S. GOVERNMENT AGENCY SECURITIES
            (COST $8,993)                        8,993(5)
                                             ---------
                                              Market
                                             Value(1)
Principal                                     (000's
 Amount                                      omitted)
---------                                    ---------
REPURCHASE AGREEMENTS (2.1%)
$8,370,000 State Street Bank and Trust Co.
            Repurchase Agreement, 5.25%,
            due 9/1/99, dated 8/31/99, Maturity
            Value $8,371,221, Collateralized by
            $8,495,000 U.S. Treasury Notes, 5.625%,
            due 5/15/01 (Collateral Value
            $8,621,966)  (COST $8,370)       $   8,370(5)
                                             ---------
SHORT-TERM INVESTMENTS (0.6%)
  100,000  Community Capital Bank, 4.05%,
            due 9/29/99                            100
  100,000  Self Help Credit Union, 4.71%,
            due 11/24/99                           100
2,340,353  N&B Securities Lending Quality Fund, LLC       2,340
                                             ---------
           TOTAL SHORT-TERM INVESTMENTS (COST
            $2,540)                              2,540(5)
                                             ---------
           TOTAL INVESTMENTS (98.9%) (COST
            $294,641)                          392,600(6)
           Cash, receivables and other assets, less
            liabilities (1.1%)                   4,513
                                             ---------
           TOTAL NET ASSETS (100.0%)         $ 397,113
                                             ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                 August 31, 1999
----------------------------------------------------------------------
          Equity Managers Trust and Global Managers Trust
1) Investment securities of each Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Portfolio, which are valued at the last available bid price. The Portfolios value all other securities by a method the trustees of Equity Managers Trust or Global Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) The following securities were held in escrow at August 31, 1999, to cover outstanding call options written:

                                               SECURITIES AND      MARKET VALUE      PREMIUM ON    MARKET VALUE
NEUBERGER BERMAN                  SHARES          OPTIONS          OF SECURITIES      OPTIONS      OF OPTIONS
---------------------------------------------------------------------------------------------------------------
FOCUS PORTFOLIO                   300,000     Compaq Computer      $  6,956,000      $ 441,000     $   244,000
                                                   Corp.
                                             October 1999 @ 25
GUARDIAN PORTFOLIO                1,025,000   McDonald's Corp.       42,409,000      3,379,000       2,563,000
                                             December 1999 @ 42.50
                                  450,000      Teradyne Inc.         30,628,000      5,073,000       2,137,000
                                             October 1999 @ 70
                                  400,000    Texas Instruments       32,825,000      4,009,000       6,375,000
                                               October 1999 @
                                                   67.50
                                  500,000     Wellpoint Health       36,438,000      2,985,000       1,781,000
                                                  Networks
                                             October 1999 @ 75

4) Affiliated issuer (see Note E of Notes to Financial Statements).
5) At cost, which approximates market value.

6) At August 31, 1999, selected Portfolio information on a U.S. Federal income tax basis was as follows:

                                                                                           NET
                                                          GROSS          GROSS         UNREALIZED
                                                       UNREALIZED     UNREALIZED      APPRECIATION
NEUBERGER BERMAN                          COST        APPRECIATION    DEPRECIATION   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
FOCUS PORTFOLIO                      $1,022,500,000  $  548,009,000   $46,270,000    $   501,739,000
GENESIS PORTFOLIO                     1,638,468,000     249,706,000   109,242,000        140,464,000
GUARDIAN PORTFOLIO                    4,064,568,000     890,616,000   311,479,000        579,137,000
MANHATTAN PORTFOLIO                     601,413,000     147,595,000    26,258,000        121,337,000
MILLENNIUM PORTFOLIO                     75,573,000       8,908,000     2,992,000          5,916,000
PARTNERS PORTFOLIO                    3,530,723,000     499,471,000   154,125,000        345,346,000
REGENCY PORTFOLIO                         8,647,000         143,000       697,000           (554,000)
SOCIALLY RESPONSIVE PORTFOLIO           294,682,000     115,095,000    17,177,000         97,918,000

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------


                                                                 EQUITY MANAGERS TRUST
                                                    ------------------------------------------------
                                                        FOCUS           GENESIS         GUARDIAN
(000'S OMITTED)                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------------------------------------------
ASSETS
      Investments in securities, at market value*
        (Notes A & E) -- see Schedule of
        Investments:
          Unaffiliated issuers                      $   1,493,142    $   1,629,745    $   4,643,705
          Non-controlled affiliated issuers                31,097          149,187               --
                                                    ------------------------------------------------
                                                        1,524,239        1,778,932        4,643,705
      Cash                                                    304                8                8
      Dividends and interest receivable                     1,570            3,940            8,995
      Prepaid expenses and other assets                        34               57              158
      Receivable for securities sold                       34,235           16,148          115,060
                                                    ------------------------------------------------
                                                        1,560,382        1,799,085        4,767,926
                                                    ------------------------------------------------
LIABILITIES
      Option contracts written, at market value
        (Note A)                                              244               --           12,856
      Payable for collateral on securities loaned
        (Note A)                                            7,114           42,525           24,437
      Payable for securities purchased                      4,813            2,023               --
      Payable for variation margin (Note A)                    --               --            1,930
      Payable to investment manager (Note B)                  670            1,103            1,881
      Accrued expenses and other payables                   1,143            2,330            3,102
                                                    ------------------------------------------------
                                                           13,984           47,981           44,206
                                                    ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   1,546,398    $   1,751,104    $   4,723,720
                                                    ------------------------------------------------

NET ASSETS consist of:
      Paid-in capital                               $   1,039,051    $   1,610,183    $   4,142,799
      Net unrealized appreciation (depreciation)
        in value of investment securities,
        financial futures contracts, and option
        contracts                                         507,347          140,921          580,921
                                                    ------------------------------------------------
NET ASSETS                                          $   1,546,398    $   1,751,104    $   4,723,720
                                                    ------------------------------------------------
*Cost of investments:
Unaffiliated issuers                                $     993,477    $   1,490,335    $   4,053,868
Non-controlled affiliated issuers                          23,612          147,676               --
                                                    ------------------------------------------------
      Total cost of investments                     $   1,017,089    $   1,638,011    $   4,053,868
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 August 31, 1999
----------------------------------------------------------------------

                                                     GLOBAL
                                                    MANAGERS                        EQUITY MANAGERS TRUST
                                                      TRUST       ---------------------------------------------------------
                                                    ---------                                                     SOCIALLY
                                                    INTERNATIONAL MANHATTAN   MILLENNIUM   PARTNERS    REGENCY    RESPONSIVE
                                                    PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO
                                                    -----------------------------------------------------------------------
ASSETS
    Investments in securities, at market value*
      (Notes A & E) -- see Schedule of
      Investments:

        Unaffiliated issuers                        $119,248      $722,750    $81,489     $3,876,069   $8,093     $392,600
        Non-controlled affiliated issuers                 --            --         --             --       --           --
                                                    -----------------------------------------------------------------------
                                                     119,248       722,750     81,489      3,876,069    8,093      392,600
    Cash                                                   3             2          5             36        3           --
    Dividends and interest receivable                    730         5,002        238          9,703        9          758
    Prepaid expenses and other assets                     14            56          3            106        2           10
    Receivable for securities sold                        --        11,968      1,965         92,109      337        6,779
                                                    -----------------------------------------------------------------------
                                                     119,995       739,778     83,700      3,978,023    8,444      400,147
                                                    -----------------------------------------------------------------------
LIABILITIES
    Option contracts written, at market value
      (Note A)                                            --            --         --             --       --           --

    Payable for collateral on securities loaned
      (Note A)                                         4,874       118,910     13,306        139,642       50        2,340
    Payable for securities purchased                      --         2,773      1,846         62,299       91           --
    Payable for variation margin (Note A)                 --            --         --             --       --           --
    Payable to investment manager (Note B)                82           274         45          1,486        4          185
    Accrued expenses and other payables                  523         4,962        266          5,856       21          509
                                                    -----------------------------------------------------------------------
                                                       5,479       126,919     15,463        209,283      166        3,034
                                                    -----------------------------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $114,516      $612,859    $68,237     $3,768,740   $8,278     $397,113
                                                    -----------------------------------------------------------------------

NET ASSETS consist of:
    Paid-in capital                                 $ 79,630      $490,525    $62,120     $3,408,849   $8,796     $299,154
    Net unrealized appreciation (depreciation) in
      value of investment securities, financial
      futures contracts, and option contracts         34,886       122,334      6,117        359,891     (518)      97,959
                                                    -----------------------------------------------------------------------
NET ASSETS                                          $114,516      $612,859    $68,237     $3,768,740   $8,278     $397,113
                                                    -----------------------------------------------------------------------
*Cost of investments:
Unaffiliated issuers                                $ 84,361      $600,416    $75,372     $3,516,178   $8,611     $294,641
Non-controlled affiliated issuers                         --            --         --             --       --           --
                                                    -----------------------------------------------------------------------
      Total cost of investments                     $ 84,361      $600,416    $75,372     $3,516,178   $8,611     $294,641
                                                    -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------

                                                              EQUITY MANAGERS TRUST
                                                    ------------------------------------------

                                                       FOCUS         GENESIS        GUARDIAN
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                      For the        For the        For the
                                                        Year           Year           Year
                                                       Ended          Ended          Ended
                                                     August 31,     August 31,     August 31,
(000'S OMITTED)                                        1999           1999           1999
                                                    ------------------------------------------
INVESTMENT INCOME
    Income:
      Dividend income -- unaffiliated issuers       $    13,017    $    25,981    $    58,766
      Dividend income -- non-controlled affiliated
        issuers                                              --          1,078             --
      Interest income                                     1,237          5,441         28,189
      Foreign taxes withheld (Note A)                       (37)            --           (800)
                                                    ------------------------------------------
        Total income                                     14,217         32,500         86,155
                                                    ------------------------------------------
    Expenses:
      Investment management fee (Note B)                  7,855         13,245         25,003
      Accounting fees                                        10             10             10
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --             --             --
      Auditing fees                                          45             46             48
      Custodian fees (Note B)                               273            342            826
      Insurance expense                                      19             26             88
      Legal fees                                             25             27             28
      Trustees' fees and expenses                            23             25             69
      Miscellaneous                                          --             45             --
                                                    ------------------------------------------
        Total expenses                                    8,250         13,766         26,072
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (4)            (5)            (4)
                                                    ------------------------------------------
        Total net expenses                                8,246         13,761         26,068
                                                    ------------------------------------------
        Net investment income (loss)                      5,971         18,739         60,087
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold in unaffiliated issuers           203,017       (111,789)       853,341
    Net realized gain on investment securities
      sold in non-controlled affiliated issuers              36          1,399             --
    Net realized gain on option contracts
      (Note A)                                               54             --          7,672
    Net realized gain (loss) on financial futures
      contracts (Note A)                                     --             --        130,832
    Net realized loss on foreign currency
      transactions (Note A)                                  --             --             --
    Net realized loss on equity swap contracts
      (Note A)                                               --             --             --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, option
      contracts, equity swap contracts,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts (Note A)                                283,206        413,682        406,548
                                                    ------------------------------------------
        Net gain (loss) on investments                  486,313        303,292      1,398,393
                                                    ------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $   492,284    $   322,031    $ 1,458,480
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                                        GLOBAL
                                                       MANAGERS
                                                        TRUST                     EQUITY MANAGERS TRUST
                                                    --------------   ------------------------------------------------

                                                                                        MILLENNIUM
                                                                                        PORTFOLIO
                                                    INTERNATIONAL      MANHATTAN         For the          PARTNERS
                                                      PORTFOLIO        PORTFOLIO       Period from       PORTFOLIO
                                                                                       October 20,
                                                                                           1998
                                                       For the          For the       (Commencement       For the
                                                         Year             Year        of Operations)        Year
                                                        Ended            Ended              to             Ended
                                                      August 31,       August 31,       August 31,       August 31,
                                                        1999             1999             1999             1999
                                                    -----------------------------------------------------------------
INVESTMENT INCOME
    Income:
      Dividend income -- unaffiliated issuers       $       1,079    $       1,091    $           1    $      66,443
      Dividend income -- non-controlled affiliated
        issuers                                                --               --               --               --
      Interest income                                         509            1,979              144            4,684
      Foreign taxes withheld (Note A)                        (170)              --               --             (209)
                                                    -----------------------------------------------------------------
        Total income                                        1,418            3,070              145           70,918
                                                    -----------------------------------------------------------------
    Expenses:
      Investment management fee (Note B)                    1,019            3,282              236           18,165
      Accounting fees                                          10               10                9               10
      Amortization of deferred organization and
        initial offering expenses (Note A)                      9               --               --               --
      Auditing fees                                            33               54               20               47
      Custodian fees (Note B)                                 208              177               48              617
      Insurance expense                                         2                8               --               48
      Legal fees                                               30               20               15               18
      Trustees' fees and expenses                              11               12                4               50
      Miscellaneous                                             3               15                1               --
                                                    -----------------------------------------------------------------
        Total expenses                                      1,325            3,578              333           18,955
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                            (3)              (6)              (2)              (5)
                                                    -----------------------------------------------------------------
        Total net expenses                                  1,322            3,572              331           18,950
                                                    -----------------------------------------------------------------
        Net investment income (loss)                           96             (502)            (186)          51,968
                                                    -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold in unaffiliated issuers              15,646           57,698            8,249          353,820
    Net realized gain on investment securities
      sold in non-controlled affiliated issuers                --               --               --               --
    Net realized gain on option contracts
      (Note A)                                                 --               --               --               --
    Net realized gain (loss) on financial futures
      contracts (Note A)                                   (1,384)              --               --               --
    Net realized loss on foreign currency
      transactions (Note A)                                (2,208)              --               --               --
    Net realized loss on equity swap contracts
      (Note A)                                               (274)              --               --               --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, option
      contracts, equity swap contracts,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts (Note A)                                   12,624          135,208            6,117          531,136
                                                    -----------------------------------------------------------------
        Net gain (loss) on investments                     24,404          192,906           14,366          884,956
                                                    -----------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations                 $      24,500    $     192,404    $      14,180    $     936,924
                                                    -----------------------------------------------------------------


                                                       REGENCY
                                                      PORTFOLIO
                                                                        SOCIALLY
                                                       For the         RESPONSIVE
                                                     Period from       PORTFOLIO
                                                     June 1, 1999
                                                    (Commencement       For the
                                                    of Operations)        Year
                                                          to             Ended
                                                      August 31,       August 31,
                                                        1999             1999

INVESTMENT INCOME
    Income:
      Dividend income -- unaffiliated issuers       $          16    $       3,639
      Dividend income -- non-controlled affiliated
        issuers                                                --               --
      Interest income                                          17              775
      Foreign taxes withheld (Note A)                          --               --

        Total income                                           33            4,414

    Expenses:
      Investment management fee (Note B)                        8            1,956
      Accounting fees                                           3               10
      Amortization of deferred organization and
        initial offering expenses (Note A)                     --                4
      Auditing fees                                            15               34
      Custodian fees (Note B)                                   9              109
      Insurance expense                                        --                4
      Legal fees                                                5               18
      Trustees' fees and expenses                              --                9
      Miscellaneous                                            --               --

        Total expenses                                         40            2,144
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                            --               (1)

        Total net expenses                                     40            2,143

        Net investment income (loss)                           (7)           2,271

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold in unaffiliated issuers                  75           22,484
    Net realized gain on investment securities
      sold in non-controlled affiliated issuers                --               --
    Net realized gain on option contracts
      (Note A)                                                 --               --
    Net realized gain (loss) on financial futures
      contracts (Note A)                                       --               --
    Net realized loss on foreign currency
      transactions (Note A)                                    --               --
    Net realized loss on equity swap contracts
      (Note A)                                                 --               --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, option
      contracts, equity swap contracts,
      translation of assets and liabilities in
      foreign currencies, and foreign currency
      contracts (Note A)                                     (518)          81,446

        Net gain (loss) on investments                       (443)         103,930

        Net increase (decrease) in net assets
          resulting from operations                 $        (450)   $     106,201


SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                                 EQUITY MANAGERS
                                                                      TRUST

                                                      FOCUS                          GENESIS
                                                    PORTFOLIO                       PORTFOLIO
                                                      Year                            Year
                                                      Ended                           Ended
                                                   August 31,                      August 31,
(000'S OMITTED)                               1999            1998            1999            1998
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $      5,971    $     10,123    $     18,739    $     23,438
    Net realized gain (loss) on
      investments                              203,107          74,686        (110,390)         35,406
    Change in net unrealized
      appreciation (depreciation) of
      investments                              283,206        (360,086)        413,682        (545,041)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         492,284        (275,277)        322,031        (486,197)
                                          -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   50,568         178,065         528,302       1,557,053
    Reductions                                (313,932)       (158,751)       (911,584)       (342,152)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests      (263,364)         19,314        (383,282)      1,214,901
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          228,920        (255,963)        (61,251)        728,704
NET ASSETS:
    Beginning of year                        1,317,478       1,573,441       1,812,355       1,083,651
                                          -------------------------------------------------------------
    End of year                           $  1,546,398    $  1,317,478    $  1,751,104    $  1,812,355
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                                EQUITY MANAGERS            GLOBAL MANAGERS           EQUITY MANAGERS
                                                     TRUST                      TRUST                     TRUST

                                                   GUARDIAN                 INTERNATIONAL               MANHATTAN
                                                   PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                     Year                        Year                     Year
                                                     Ended                      Ended                     Ended
                                                  August 31,                  August 31,               August 31,
                                             1999           1998          1999         1998        1999         1998
                                          ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $    60,087    $    78,026    $      96    $    391    $    (502)   $    (343)
    Net realized gain (loss) on
      investments                             991,845        893,833       11,780     (10,675)      57,698       45,585
    Change in net unrealized
      appreciation (depreciation) of
      investments                             406,548     (2,420,985)      12,624        (596)     135,208     (106,156)
                                          ------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations      1,458,480     (1,449,126)      24,500     (10,880)     192,404      (60,914)
                                          ------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 164,857        391,142       91,521      91,654       47,432       53,069
    Reductions                             (2,687,422)    (1,912,418)    (129,327)    (68,216)    (150,336)     (90,539)
                                          ------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests   (2,522,565)    (1,521,276)     (37,806)     23,438     (102,904)     (37,470)
                                          ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (1,064,085)    (2,970,402)     (13,306)     12,558       89,500      (98,384)
NET ASSETS:
    Beginning of year                       5,787,805      8,758,207      127,822     115,264      523,359      621,743
                                          ------------------------------------------------------------------------------
    End of year                           $ 4,723,720    $ 5,787,805    $ 114,516    $127,822    $ 612,859    $ 523,359
                                          ------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                             EQUITY
                                            MANAGERS
                                              TRUST

                                           MILLENNIUM
                                            PORTFOLIO
                                           Period from
                                           October 20,
                                              1998
                                          (Commencement
                                               of
                                           Operations)
                                               to
                                           August 31,
(000'S OMITTED)                               1999
                                          -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $       (186)
    Net realized gain (loss) on
      investments                                8,249
    Change in net unrealized
      appreciation (depreciation) of
      investments                                6,117
                                          -------------
    Net increase (decrease) in net
      assets resulting from operations          14,180
                                          -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                   57,892
    Reductions                                  (3,835)
                                          -------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        54,057
                                          -------------
NET INCREASE (DECREASE) IN NET ASSETS           68,237
NET ASSETS:
    Beginning of year                               --
                                          -------------
    End of year                           $     68,237
                                          -------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------

                                                                         EQUITY MANAGERS
                                                                              TRUST
                                                                             REGENCY
                                                                            PORTFOLIO
                                                                           Period from              SOCIALLY
                                                    PARTNERS              June 1, 1999             RESPONSIVE
                                                    PORTFOLIO             (Commencement             PORTFOLIO
                                                                               of
                                                      Year                 Operations)                Year
                                                      Ended                    to                     Ended
                                                   August 31,              August 31,              August 31,
                                              1999            1998            1999            1999            1998
                                          -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $     51,968    $     46,344    $         (7)   $      2,271    $      2,863
    Net realized gain (loss) on
      investments                              353,820         408,784              75          22,484          26,331
    Change in net unrealized
      appreciation (depreciation) of
      investments                              531,136        (872,798)           (518)         81,446         (50,773)
                                          -----------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         936,924        (417,670)           (450)        106,201         (21,579)
                                          -----------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  230,354         743,583           8,958          53,231          71,633
    Reductions                                (979,875)       (320,149)           (230)        (45,169)        (23,485)
                                          -----------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests      (749,521)        423,434           8,728           8,062          48,148
                                          -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          187,403           5,764           8,278         114,263          26,569
NET ASSETS:
    Beginning of year                        3,581,337       3,575,573              --         282,850         256,281
                                          -----------------------------------------------------------------------------
    End of year                           $  3,768,740    $  3,581,337    $      8,278    $    397,113    $    282,850
                                          -----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1999
----------------------------------------------------------------------
          Equity Managers Trust and Global Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Focus Portfolio ("Focus"), Neuberger Berman Genesis Portfolio ("Genesis"), Neuberger Berman Guardian Portfolio ("Guardian"), Neuberger Berman Manhattan Portfolio ("Manhattan"), Neuberger Berman Millennium Portfolio ("Millennium"), Neuberger Berman Partners Portfolio ("Partners"), Neuberger Berman Regency Portfolio ("Regency"), and Neuberger Berman Socially Responsive Portfolio ("Socially Responsive") are separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Neuberger Berman International Portfolio ("International") is a separate operating series of Global Managers Trust ("Global"), a New York common law trust organized as of March 18, 1994, with its principal office in the Cayman Islands. These nine aforementioned series are collectively referred to as the "Portfolios." Managers Trust and Global (collectively, the "Trusts") are registered as diversified, open-end management investment companies under the Investment Company Act of 1940, as amended. Millennium and Regency had no operations until October 20, 1998 and June 1, 1999, respectively, other than matters relating to their organization and registration as series' of Managers Trust. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in the Trusts. Global currently has only one Portfolio.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolios may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. International may also enter into such contracts to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. The Portfolios have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of the Trusts also intends to conduct its operations so that each of its investors (in the case of Global, its U.S. investors) will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax. There is, at present, no direct taxation in the Cayman Islands, and therefore interest, dividends, and capital gains derived by Global are not subject to taxes in that jurisdiction.
7) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
8) ORGANIZATION EXPENSES: Organization expenses incurred by International and Socially Responsive were fully amortized as of August 31, 1999.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by each of the Trusts with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.
10) CALL OPTIONS: Premiums received by each Portfolio upon writing a covered call option are recorded in the liability section of each Portfolio's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Portfolio realizes a gain or loss and the liability is eliminated. A Portfolio bears the risk of a decline in the price of the security during the period, although any potential loss during the period would be reduced by the amount of the option premium received. In general, written covered call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. All securities covering outstanding options are held in escrow by the custodian bank.
   Summary of option transactions for the year ended August 31, 1999:

                                                                           VALUE
                                                                            WHEN
FOCUS                                                          NUMBER     WRITTEN
-----------------------------------------------------------------------------------
CONTRACTS OUTSTANDING 8/31/98                                       0    $        0
CONTRACTS WRITTEN                                              13,180     3,866,000
CONTRACTS EXPIRED                                              (1,880)     (920,000)
CONTRACTS EXERCISED                                            (3,525)     (870,000)
CONTRACTS CLOSED                                               (4,775)   (1,635,000)
                                                              ---------------------
CONTRACTS OUTSTANDING 8/31/99                                   3,000    $  441,000
                                                              ---------------------

                                                                            VALUE
                                                                             WHEN
GUARDIAN                                                       NUMBER      WRITTEN
-------------------------------------------------------------------------------------
CONTRACTS OUTSTANDING 8/31/98                                    7,018   $  3,498,000
CONTRACTS WRITTEN                                               87,950     45,460,000
CONTRACTS EXPIRED                                              (12,518)    (5,082,000)
CONTRACTS EXERCISED                                            (20,000)   (10,046,000)
CONTRACTS CLOSED                                               (38,700)   (18,384,000)
                                                              -----------------------
CONTRACTS OUTSTANDING 8/31/99                                   23,750   $ 15,446,000
                                                              -----------------------

11) FINANCIAL FUTURES CONTRACTS: International, Millennium, and Socially Responsive may each buy and sell financial futures contracts to hedge against a possible decline in the value of their portfolio securities. Also, Focus, Guardian, and Regency may each buy and sell stock index futures contracts for purposes of managing cash flow. International may also buy and sell financial futures contracts for non-hedging purposes. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For U.S. Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolios. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
       During the period ended August 31, 1999, Focus, Millennium, Regency, and Socially Responsive did not enter into any financial futures contracts.
       During the year ended August 31, 1999, International had entered into various financial futures contracts. At August 31, 1999, there were no open positions.
       At August 31, 1999, open positions in financial futures contracts for Guardian were as follows:

                                                                                UNREALIZED
       EXPIRATION              OPEN CONTRACTS               POSITION           DEPRECIATION
--------------------------------------------------------------------------------------------
SEPTEMBER 1999             1,245 S&P 500 FUTURES              LONG             $11,506,000

      At August 31, 1999, Guardian had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:


PRINCIPAL AMOUNT                         SECURITY
------------------------------------------------------------------
     $34,200,000        U.S. Treasury Bills, 4.60%, due 11/18/1999

12) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trusts' Boards of Trustees, monitors the creditworthiness of the parties to whom the Portfolios make security loans. The Portfolios will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. The Portfolios entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Portfolios receive cash collateral equal to at least 100% of the current market value of the loaned securities. The Portfolios invest the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trusts' investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Portfolios receive a fee, payable monthly, negotiated by the Portfolios and Morgan, based on the number and duration of the lending transactions. At August 31, 1999, the value of the securities loaned and the value of the collateral were as follows:

                                                            VALUE OF
                                                           SECURITIES      VALUE OF
                                                             LOANED       COLLATERAL
-------------------------------------------------------------------------------------
FOCUS                                                     $  6,975,000   $  7,114,000

GENESIS                                                     41,691,000     42,525,000

GUARDIAN                                                    23,957,000     24,437,000

INTERNATIONAL                                                4,778,000      4,874,000

MANHATTAN                                                  116,579,000    118,910,000

MILLENNIUM                                                  13,045,000     13,306,000

PARTNERS                                                   136,904,000    139,642,000

REGENCY                                                         50,000         50,000

SOCIALLY RESPONSIVE                                          2,294,000      2,340,000

13) REPURCHASE AGREEMENTS: Each Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. A Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable a Portfolio to obtain those securities in the event of a default under the repurchase agreement. A Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to a Portfolio under each such repurchase agreement.
14) SWAPS: International has entered into equity swap contracts to gain exposure to specific foreign equities. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified security prices or interest rates. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
       Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Portfolio and/or the termination value at the end of the contract. Therefore, International considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying equities.
       International records a net receivable or payable for the amount expected to be received or paid under the contract. The fluctuation in the market value of the underlying security is recorded as unrealized appreciation/depreciation of investments. Premium payments made to enter into a swap contract are capitalized and amortized over the life of the swap contract. Management periodically reviews the value of the unamortized balance of the premium payment and may accelerate the amortization. At August 31, 1999, International had no outstanding equity swap contracts.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio (except Genesis, International, and Millennium) pays Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Genesis and Millennium pay Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of that Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion. Prior to December 15, 1997, Management had voluntarily agreed to waive a portion of the management fee borne directly by Genesis and indirectly by any entity that invested in Genesis to reduce the annual fee by 0.10% per annum of average daily net assets of Genesis. Effective December 15, 1997, the above waiver was terminated. International pays Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of that Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, and 0.725% of average daily net assets in excess of $1.5 billion.

   As of August 31, 1999, all of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of the Trusts are also principals of Neuberger and/ or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between each Portfolio and Morgan, Morgan had agreed to reimburse each Portfolio for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $1,177 and $2,359, $699 and $4,592, $2,599 and $1,768, $798 and $2,336, $978 and $4,544, $696 and $1,600, $2,894 and
$2,200, $76 and $0, and $200 and $448, for Focus, Genesis, Guardian, International, Manhattan, Millennium, Partners, Regency, and Socially Responsive, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended August 31, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, forward foreign currency contracts, option contracts, and equity swap contracts) as follows:

                                                         PURCHASES          SALES
--------------------------------------------------------------------------------------
FOCUS                                                  $  898,828,000   $1,171,958,000

GENESIS                                                   573,691,000      868,673,000

GUARDIAN                                                3,678,666,000    6,448,039,000

INTERNATIONAL                                             105,866,000      140,526,000

MANHATTAN                                                 677,511,000      795,813,000

MILLENNIUM                                                108,650,000       60,657,000

PARTNERS                                                5,124,066,000    5,825,740,000

REGENCY                                                     9,701,000        1,960,000

SOCIALLY RESPONSIVE                                       186,150,000      182,832,000

   During the year ended August 31, 1999, International had entered into various contracts to deliver currencies at specified future dates. At August 31, 1999, there were no open contracts.

   During the year ended August 31, 1999, there were brokerage commissions on securities paid to Neuberger and other brokers as follows:

                                                                OTHER
                                                 NEUBERGER     BROKERS        TOTAL
--------------------------------------------------------------------------------------
FOCUS                                            $ 984,000    $  988,000   $ 1,972,000

GENESIS                                          1,035,000     1,115,000     2,150,000

GUARDIAN                                         3,975,000     6,818,000    10,793,000

INTERNATIONAL                                        5,000       712,000       717,000

MANHATTAN                                          495,000       660,000     1,155,000

MILLENNIUM                                          28,000        23,000        51,000

PARTNERS                                         7,694,000     6,523,000    14,217,000

REGENCY                                             15,000         2,000        17,000

SOCIALLY RESPONSIVE                                330,000       155,000       485,000

NOTE D -- LINE OF CREDIT:
   At August 31, 1999, Genesis, Manhattan, and Millennium were three of the holders of a single committed, unsecured $100,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.75% per annum. A facility fee of 0.07% (0.09% effective September 1, 1999) per annum of the available line of credit is charged, of which Genesis, Manhattan, and Millennium each has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all the participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Portfolio will have access to the entire $100,000,000 at any particular time. Genesis, Manhattan, and Millennium had no loans outstanding pursuant to this line of credit at August 31, 1999. During the year ended
August 31, 1999, Genesis, Manhattan, and Millennium did not utilize this line of credit.
   At August 31, 1999, International was one of two holders of a single $20,000,000 uncommitted, secured line of credit with State Street to be used for temporary or emergency purposes or for leverage. Interest is charged at LIBOR, or the overnight Federal Funds Rate, plus a spread to be determined at the time of borrowing. Another investment company managed by Management also participates in this line of credit on the same terms. Because another investment company participates, there is no assurance that an individual Portfolio will have access to the entire $20,000,000 at any particular time. International had no loans outstanding pursuant to this line of credit at August 31, 1999, nor had it utilized this line of credit at any time prior to that date.

NOTE E -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

FOCUS

                       BALANCE OF      GROSS         GROSS      BALANCE OF
                       SHARES HELD   PURCHASES       SALES      SHARES HELD      VALUE
                       AUGUST 31,       AND           AND       AUGUST 31,    AUGUST 31,
NAME OF ISSUER:           1998       ADDITIONS    REDUCTIONS       1999          1999
-----------------------------------------------------------------------------------------
ADVANTA Corp.
Class A**                 948,694            0       948,694             0    $         0

ADVANTA Corp.
Class B**                 910,000            0       910,000             0              0

Photronics Inc.           940,000      447,500        85,000     1,302,500     31,097,000

Sierra Health
Services**              1,360,000            0     1,360,000             0              0

GENESIS

                       BALANCE OF      GROSS         GROSS      BALANCE OF
                       SHARES HELD   PURCHASES       SALES      SHARES HELD      VALUE
                       AUGUST 31,       AND           AND       AUGUST 31,    AUGUST 31,
NAME OF ISSUER:           1998       ADDITIONS    REDUCTIONS       1999          1999
-----------------------------------------------------------------------------------------
AAR Corp.               1,748,650       60,900       38,200      1,771,350    $37,863,000

ADAC Laboratories**     1,003,100       42,200      138,800        906,500      5,326,000

Alliant Techsystems       648,500      110,900       96,200        663,200     48,414,000

Aviall Inc.             1,194,100       50,400       25,000      1,219,500     13,567,000

Davox Corp.                     0    1,075,600            0      1,075,600     14,991,000

DONCASTERS PLC ADR        468,300       10,000            0        478,300      6,636,000

Eltron
International**           420,000            0      420,000              0              0

Highland Bancorp                0      331,400            0        331,400      6,172,000

Inprise Corp.**         2,606,300            0      404,700      2,201,600      9,288,000

Pameco Corp.**            281,800            0      281,800              0              0

Primex Technologies       235,000      565,400            0        800,400     16,708,000

SOS Staffing Services     641,900      172,500            0        814,400      4,835,000

GUARDIAN

                       BALANCE OF      GROSS         GROSS      BALANCE OF
                       SHARES HELD   PURCHASES       SALES      SHARES HELD      VALUE
                       AUGUST 31,       AND           AND       AUGUST 31,     AUGUST 31,
NAME OF ISSUER:           1998       ADDITIONS    REDUCTIONS       1999           1999
------------------------------------------------------------------------------------------
Cabot Corp.**           3,841,000            0       845,000     2,996,000    $ 69,095,000

Capital One
Financial**             3,087,900    2,599,100     2,216,200     3,470,800     131,023,000

Coltec Industries**     4,863,900            0     4,863,900             0               0

Countrywide Credit
Industries**            6,590,000            0     5,427,100     1,162,900      37,358,000

Foundation Health
Systems**               9,939,900            0     9,939,900             0               0

Mark IV Industries**    2,942,081            0     2,942,081             0               0

PacifiCare Health
Systems Class B**       1,988,564        7,000     1,995,564             0               0

UCAR International**    2,176,200            0     2,176,200             0               0

Wellpoint Health
Networks**              3,674,996       25,000     1,117,000     2,582,996     188,236,000

* AFFILIATED ISSUERS, AS DEFINED IN THE 1940 ACT, INCLUDE ISSUERS IN WHICH THE PORTFOLIO HELD 5% OR MORE OF THE OUTSTANDING VOTING SECURITIES.
**AT AUGUST 31, 1999, THE ISSUERS OF THESE SECURITIES WERE NO LONGER AFFILIATED WITH THE PORTFOLIO.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Focus Portfolio

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                             .51%           .51%           .53%           .54%           --
                                                             --------------------------------------------------------------------
    Net Expenses                                                  .51%           .51%           .53%           .54%          .57%
                                                             --------------------------------------------------------------------
    Net Investment Income                                         .37%           .59%           .54%          1.04%         1.05%
                                                             --------------------------------------------------------------------
Portfolio Turnover Rate                                            57%            64%            63%            39%           36%
                                                             --------------------------------------------------------------------
Net Assets, End of Year (in millions)                        $1,546.4       $1,317.5       $1,573.4       $1,122.4        $969.2
                                                             --------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Genesis Portfolio

                                                                         Year Ended August 31,
                                                         1999         1998         1997        1996       1995
                                                       ---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                       .75%         .72%         .77%       .85%        --
                                                       ---------------------------------------------------------
    Net Expenses                                            .75%         .72%(2)      .77%(2)    .85%(2)    .94%(2)
                                                       ---------------------------------------------------------
    Net Investment Income                                  1.02%        1.13%         .32%       .27%       .25%
                                                       ---------------------------------------------------------
Portfolio Turnover Rate                                      33%          18%          18%        21%        37%
                                                       ---------------------------------------------------------
Net Assets, End of Year (in millions)                  $1,751.1     $1,812.4     $1,083.7     $259.9     $142.2
                                                       ---------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Had the investment manager not waived a portion of the management fee, the annualized ratios of net expenses to average daily net assets would have been:

                                        YEAR ENDED AUGUST 31,
                               1998        1997        1996        1995
-------------------------------------------------------------------------
Net Expenses                   .74%        .87%        .95%        .97%

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                             .46%           .46%           .46%           .46%            --
                                                             --------------------------------------------------------------------
    Net Expenses                                                  .46%           .46%           .46%           .46%           .48%
                                                             --------------------------------------------------------------------
    Net Investment Income                                        1.06%           .92%           .89%          1.72%          1.72%
                                                             --------------------------------------------------------------------
Portfolio Turnover Rate                                            73%            60%            50%            37%            26%
                                                             --------------------------------------------------------------------
Net Assets, End of Year (in millions)                        $4,723.7       $5,787.8       $8,758.2       $6,232.5       $4,613.2
                                                             --------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          International Portfolio

                                                                                    Year Ended August 31,
                                                                1999           1998           1997          1996          1995
                                                              ------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                            1.11%          1.18%          1.21%        1.37%           --
                                                              ------------------------------------------------------------------
    Net Expenses                                                 1.10%          1.18%          1.21%        1.37%(2)       .70%(2)
                                                              ------------------------------------------------------------------
    Net Investment Income                                         .08%           .29%           .47%         .58%         1.74%
                                                              ------------------------------------------------------------------
Portfolio Turnover Rate                                            94%            46%            37%          45%           41%
                                                              ------------------------------------------------------------------
Net Assets, End of Year (in millions)                          $114.5         $127.8         $115.3        $57.0         $26.4
                                                              ------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) After reimbursement of expenses by the investment adviser. Had the investment adviser not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                             YEAR ENDED
                             AUGUST 31,
                         1996          1995
---------------------------------------------
Net Expenses            1.49%         2.24%

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Manhattan Portfolio

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                            .58%           .57%           .59%           .58%            --
                                                             --------------------------------------------------------------------
    Net Expenses                                                 .58%           .57%           .59%           .58%           .59%
                                                             --------------------------------------------------------------------
    Net Investment Income (Loss)                                (.08%)         (.05%)          .20%           .13%           .42%
                                                             --------------------------------------------------------------------
Portfolio Turnover Rate                                          115%            90%            89%            53%            44%
                                                             --------------------------------------------------------------------
Net Assets, End of Year (in millions)                         $612.9         $523.4         $621.7         $567.4         $645.4
                                                             --------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Millennium Portfolio

                                                                              Period from
                                                                         October 20, 1998(1) to
                                                                               August 31,
                                                                                  1999
                                                                         ----------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                                                          1.20%
                                                                         ----------------------
    Net Expenses(3)                                                               1.19%
                                                                         ----------------------
    Net Investment Loss(3)                                                        (.67%)
                                                                         ----------------------
Portfolio Turnover Rate                                                            208%
                                                                         ----------------------
Net Assets, End of Period (in millions)                                          $68.2
                                                                         ----------------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Partners Portfolio

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                             .47%           .47%           .48%           .51%            --
                                                             --------------------------------------------------------------------
    Net Expenses                                                  .47%           .47%           .48%           .51%           .53%
                                                             --------------------------------------------------------------------
    Net Investment Income                                        1.29%          1.11%          1.05%          1.26%          1.13%
                                                             --------------------------------------------------------------------
Portfolio Turnover Rate                                           132%           109%            77%            96%            98%
                                                             --------------------------------------------------------------------
Net Assets, End of Year (in millions)                        $3,768.7       $3,581.3       $3,575.6       $1,999.6       $1,623.5
                                                             --------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Regency Portfolio

                                                                            Period from
                                                                         June 1, 1999(1) to
                                                                             August 31,
                                                                                1999
                                                                         ------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                                                        2.65%
                                                                         ------------------
    Net Expenses(3)                                                             2.64%
                                                                         ------------------
    Net Investment Loss(3)                                                      (.48%)
                                                                         ------------------
Portfolio Turnover Rate                                                           42%
                                                                         ------------------
Net Assets, End of Period (in millions)                                         $8.3
                                                                         ------------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                                    Year Ended August 31,
                                                               1999           1998           1997           1996           1995
                                                             --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                                            .59%           .60%           .63%           .65%            --
                                                             --------------------------------------------------------------------
    Net Expenses                                                 .59%           .60%           .63%           .65%           .68%
                                                             --------------------------------------------------------------------
    Net Investment Income                                        .63%           .92%          1.08%          1.02%          1.18%
                                                             --------------------------------------------------------------------
Portfolio Turnover Rate                                           53%            47%            51%            53%            58%
                                                             --------------------------------------------------------------------
Net Assets, End of Year (in millions)                         $397.1         $282.9         $256.3         $158.5          $96.7
                                                             --------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Equity Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Manhattan Portfolio,
Neuberger Berman Millennium Portfolio,
Neuberger Berman Regency Portfolio, and
Neuberger Berman Socially Responsive Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman Manhattan Portfolio, Neuberger Berman Millennium Portfolio, Neuberger Berman Regency Portfolio, and Neuberger Berman Socially Responsive Portfolio (collectively the "Portfolios") at August 31, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewatehouseCoopers LLP

Boston, Massachusetts
October 8, 1999

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Equity Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Focus Portfolio
Neuberger Berman Genesis Portfolio
Neuberger Berman Guardian Portfolio and
Neuberger Berman Partners Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger Berman Focus Portfolio, Neuberger Berman Genesis Portfolio, Neuberger Berman Guardian Portfolio, and Neuberger Berman Partners Portfolio, four of the series constituting Equity Managers Trust (the "Trust"), as of August 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Equity Managers Trust at August 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                                     [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 1, 1999

REPORT OF ERNST & YOUNG,
INDEPENDENT AUDITORS

To the Board of Trustees
Global Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman International Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neuberger Berman International Portfolio, the only series constituting Global Managers Trust (the "Trust"), as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Neuberger Berman International Portfolio of Global Managers Trust at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                     [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Grand Cayman, Cayman Islands
October 1, 1999

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT ACCOUNTANTS/AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Ernst & Young
One Capital Place
Shedden Road
George Town
Grand Cayman, Cayman Islands

-C- 1999 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

EQUITY MANAGERS TRUST/
NEUBERGER BERMAN EQUITY TRUST/
NEUBERGER BERMAN EQUITY ASSETS
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

GLOBAL MANAGERS TRUST
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT
Howard A. Mileaf
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Jacqueline Henning
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
Lenore Joan McCabe
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Notice to Shareholders (Unaudited)

   For Neuberger Berman Guardian Trust 90% of the dividends distributed during the fiscal year ended August 31, 1999, qualifies for the dividend received deduction for corporate shareholders. The Fund will notify shareholders in January 2000 of the applicable percentage of qualifying dividends for corporate shareholders for use in preparing 1999 income tax returns.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




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605 Third Avenue 2nd Floor
New York, NY 10158-0180
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800.877.9700
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800.366.6264
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